FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	29,779,387	7,484,103
Net asset value per share (NAV)	11.58	23.63

Total Assets (Shares x NAV)	$344,845,304	$176,849,351

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	71,598	50,513

Net Assets	$344,773,706	$176,798,838

Net Assets: Total
Contract value in accumulation period	$344,710,899	$176,644,741
Contracts in Payout (annuitization) period	62,807	154,097

Net Assets	$344,773,706	$176,798,838

Total Units Outstanding	32,054,207	8,958,667

Unit Value (Accumulation, Lowest to Highest)	$10.32 to $11.30	$17.25 to $20.53

Cost of Shares in Underlying Fund	$312,089,075	$95,525,177

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	5,171,144	2,670,545

Net investment income/(expense)	(5,171,144)	(2,670,545)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	9,151,672	18,245,439
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	9,151,672	18,245,439
Net change in unrealized appreciation/(depreciation) of investments	(9,060,105)	21,599,974

Net realized and unrealized gain/(loss) from investments	91,567	39,845,413

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,079,577)	$37,174,868

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-2

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Value VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

9,945,564	14,627,940	7,747,109	29,693,213	17,547,907	11,796,524	12,989,837
19.17	21.86	19.21	13.87	28.69	18.57	26.23

$190,656,464	$319,766,776	$148,821,966	$411,844,870	$503,449,454	$219,061,459	$340,723,413

56,174	61,577	45,607	81,259	92,640	56,014	74,392

$190,600,290	$319,705,199	$148,776,359	$411,763,611	$503,356,814	$219,005,445	$340,649,021

$190,500,442	$319,641,228	$148,742,670	$411,739,831	$502,291,685	$218,984,811	$340,538,844
99,848	63,971	33,689	23,780	1,065,129	20,634	110,177

$190,600,290	$319,705,199	$148,776,359	$411,763,611	$503,356,814	$219,005,445	$340,649,021

11,833,781	26,958,594	9,139,081	34,486,763	22,427,023	12,771,536	16,114,152

$16.82 to $17.08	$19.47 to $19.54	$17.11 to $17.39	$12.36 to $13.18	$20.04 to $25.62	$13.51 to $16.18	$18.49 to $23.27

$126,537,978	$300,233,502	$100,861,416	$380,150,422	$279,001,856	$147,247,870	$192,645,059

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Value VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund
1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$—	$—	$—	$—	$—	$—	$—

2,832,573	1,048,642	2,167,560	3,821,539	7,637,624	3,296,501	5,128,168

(2,832,573)	(1,048,642)	(2,167,560)	(3,821,539)	(7,637,624)	(3,296,501)	(5,128,168)

17,089,266	3,442,548	10,965,481	7,143,828	54,831,297	19,068,406	40,950,270
—	—	—	—	—	—	—

17,089,266	3,442,548	10,965,481	7,143,828	54,831,297	19,068,406	40,950,270
32,446,527	14,961,434	4,674,666	(36,771)	43,617,792	41,300,671	29,113,973

49,535,793	18,403,982	15,640,147	7,107,057	98,449,089	60,369,077	70,064,243

$46,703,220	$17,355,340	$13,472,587	$3,285,518	$90,811,465	$57,072,576	$64,936,075

B-3

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	12,770,568	5,278,112
Net asset value per share (NAV)	18.45	23.32

Total Assets (Shares x NAV)	$235,616,988	$123,085,579

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	57,945	31,476

Net Assets	$235,559,043	$123,054,103

Net Assets: Total
Contract value in accumulation period	$235,502,463	$123,040,553
Contracts in Payout (annuitization) period	56,580	13,550

Net Assets	$235,559,043	$123,054,103

Total Units Outstanding	14,143,774	5,707,024

Unit Value (Accumulation, Lowest to Highest)	$16.16 to $16.44	$20.77 to $20.94

Cost of Shares in Underlying Fund	$147,317,928	$69,566,956

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,560,006	1,902,183

Net investment income/(expense)	(3,560,006)	(1,902,183)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	25,906,053	11,359,315
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	25,906,053	11,359,315
Net change in unrealized appreciation/(depreciation) of investments	37,207,329	9,072,879

Net realized and unrealized gain/(loss) from investments	63,113,382	20,432,194

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$59,553,376	$18,530,011

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-4

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

26,394,102	33,374,920	7,080,573	29,364,956	21,177,996	1,181,784	19,710,985
10.27	10.61	12.45	10.74	13.42	10.26	10.08

$271,067,432	$354,107,901	$88,153,139	$315,379,633	$284,208,708	$12,125,107	$198,686,733

58,488	62,138	32,186	57,788	55,765	7,020	40,453

$271,008,944	$354,045,763	$88,120,953	$315,321,845	$284,152,943	$12,118,087	$198,646,280

$270,983,494	$354,026,807	$88,100,174	$315,300,913	$284,110,561	$12,057,065	$198,411,490
25,450	18,956	20,779	20,932	42,382	61,022	234,790

$271,008,944	$354,045,763	$88,120,953	$315,321,845	$284,152,943	$12,118,087	$198,646,280

27,243,561	34,438,834	7,306,663	30,311,290	21,857,929	1,178,686	19,741,416

$9.79 to $9.98	$10.08 to $10.31	$11.87 to $12.09	$10.24 to $10.43	$12.75 to $13.04	$10.21 to $10.23	$10.03 to $10.05

$268,554,855	$339,875,817	$70,844,169	$299,084,080	$201,263,854	$11,817,978	$197,106,231

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund
1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	10/22/2021 to 12/31/2021	10/22/2021 to 12/31/2021

$—	$—	$—	$—	$—	$—	$—

3,984,782	5,065,251	1,261,030	4,628,648	4,476,743	35,019	563,452

(3,984,782)	(5,065,251)	(1,261,030)	(4,628,648)	(4,476,743)	(35,019)	(563,452)

1,695,268	2,560,052	2,227,212	3,174,932	26,636,398	4,628	53,415
—	—	—	—	—	—	—

1,695,268	2,560,052	2,227,212	3,174,932	26,636,398	4,628	53,415
(8,640,958)	(5,227,628)	10,850,351	(2,960,525)	28,067,427	307,129	1,580,501

(6,945,690)	(2,667,576)	13,077,563	214,407	54,703,825	311,757	1,633,916

$(10,930,472)	$(7,732,827)	$11,816,533	$(4,414,241)	$50,227,082	$276,738	$1,070,464

B-5

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	34,764,556	35,394,668
Net asset value per share (NAV)	10.09	10.32

Total Assets (Shares x NAV)	$350,774,374	$365,272,974

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	71,632	81,954

Net Assets	$350,702,742	$365,191,020

Net Assets: Total
Contract value in accumulation period	$350,603,967	$364,453,823
Contracts in Payout (annuitization) period	98,775	737,197

Net Assets	$350,702,742	$365,191,020

Total Units Outstanding	34,849,059	35,417,790

Unit Value (Accumulation, Lowest to Highest)	$10.04 to $10.06	$10.27 to $10.30

Cost of Shares in Underlying Fund	$347,642,590	$353,950,816

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	10/22/2021 to 12/31/2021	10/22/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	983,633	1,010,954

Net investment income/(expense)	(983,633)	(1,010,954)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	114,265	97,437
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	114,265	97,437
Net change in unrealized appreciation/(depreciation) of investments	3,131,784	11,322,158

Net realized and unrealized gain/(loss) from investments	3,246,049	11,419,595

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,262,416	$10,408,641

(1)	Portfolio liquidated as of April 24, 2020
(2)	Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-6

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

6,219,510	1,614,247	1,353,177	23,326,857	822,875	1,485,162	490,639
54.34	19.79	7.40	10.56	16.38	19.33	16.52

$337,968,172	$31,945,946	$10,013,506	$246,331,608	$13,478,685	$28,708,181	$8,105,356

68,979	31,690	28,235	57,716	29,058	32,823	27,969

$337,899,193	$31,914,256	$9,985,271	$246,273,892	$13,449,627	$28,675,358	$8,077,387

$337,607,762	$31,849,325	$9,939,125	$246,242,805	$13,389,686	$28,415,994	$8,043,159
291,431	64,931	46,146	31,087	59,941	259,364	34,228

$337,899,193	$31,914,256	$9,985,271	$246,273,892	$13,449,627	$28,675,358	$8,077,387

8,612,076	718,557	431,488	22,692,948	305,403	1,099,297	365,432

$31.38 to $40.39	$34.60 to $61.74	$17.18 to $25.79	$9.62 to $11.44	$31.66 to $65.76	$19.78 to $31.28	$12.52 to $28.67

$287,969,062	$28,821,921	$9,531,305	$243,855,550	$13,612,254	$23,563,892	$7,243,152

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$3,634,195	$374,049	$576,724	$4,051,180	$—	$532,113	$75,449

4,982,914	484,503	163,663	3,626,558	249,480	449,291	153,212

(1,348,719)	(110,454)	413,061	424,622	(249,480)	82,822	(77,763)

17,079,865	2,882,891	163,205	1,278,311	826,909	792,008	554,997
—	3,561,288	—	—	1,063,995	613,287	146,185

17,079,865	6,444,179	163,205	1,278,311	1,890,904	1,405,295	701,182
53,740,980	970,746	(143,547)	(2,911,149)	(3,526,502)	2,170,990	(1,073,085)

70,820,845	7,414,925	19,658	(1,632,838)	(1,635,598)	3,576,285	(371,903)

$69,472,126	$7,304,471	$432,719	$(1,208,216)	$(1,885,078)	$3,659,107	$(449,666)

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	33,668,523	212,120
Net asset value per share (NAV)	12.55	19.23

Total Assets (Shares x NAV)	$422,539,966	$4,079,062

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	76,320	5,864

Net Assets	$422,463,646	$4,073,198

Net Assets: Total
Contract value in accumulation period	$422,055,307	$4,072,867
Contracts in Payout (annuitization) period	408,339	331

Net Assets	$422,463,646	$4,073,198

Total Units Outstanding	30,557,483	124,579

Unit Value (Accumulation, Lowest to Highest)	$14.00 to $15.00	$30.37 to $33.22

Cost of Shares in Underlying Fund	$421,382,332	$3,973,853

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$9,200,967	$18,884
Expenses:
Mortality expense risk and administrative charges	6,266,923	65,400

Net investment income/(expense)	2,934,044	(46,516)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,967,799	(74,395)
Reinvested realized gain distributions	9,836,179	444,123

Net realized gain/(loss) on investments	12,803,978	369,728
Net change in unrealized appreciation/(depreciation) of investments	(22,846,136)	374,044

Net realized and unrealized gain/(loss) from investments	(10,042,158)	743,772

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(7,108,114)	$697,256

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-8

Investment Options
Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage Fund	Invesco V.I. Global Real Estate Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	AB VPS Growth and Income Portfolio Class B

12/31/2021	12/31/2021	(2)	12/31/2021	12/31/2021	12/31/2021	(3)

16,865	189,402	—	20,927	28,939	592,105	—
34.73	23.00	—	17.53	19.89	10.55	—

$585,726	$4,356,239	$—	$366,855	$575,595	$6,246,706	$—

5,285	16,742	—	11,135	5,720	11,626	—

$580,441	$4,339,497	$—	$355,720	$569,875	$6,235,080	$—

$579,970	$4,336,977	$—	$350,931	$561,616	$6,235,080	$—
471	2,520	—	4,789	8,259	—	—

$580,441	$4,339,497	$—	$355,720	$569,875	$6,235,080	$—

17,468	112,371	—	11,944	25,473	419,947	—

$31.19 to $34.13	$31.66 to $42.74	—	$27.74 to $30.01	$20.20 to $22.10	$13.33 to $13.99	—

$488,579	$3,888,652	$—	$331,400	$496,868	$6,164,635	$—

Investment Options
Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage Fund	Invesco V.I. Global Real Estate Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	AB VPS Growth and Income Portfolio Class B

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	(2)	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021

$97	$12,743	$—	$8,864	$3,572	$185,118	$1,299,871

10,106	66,546	—	7,094	9,711	84,974	2,514,052

(10,009)	(53,803)	—	1,770	(6,139)	100,144	(1,214,181)

46,419	105,866	—	(2,731)	18,400	40,557	55,248,531
47,333	595,207	—	—	14,197	199,174	—

93,752	701,073	—	(2,731)	32,597	239,731	55,248,531
8,383	(97,183)	—	63,964	108,959	155,822	(6,606,395)

102,135	603,890	—	61,233	141,556	395,553	48,642,136

$92,126	$550,087	$—	$63,003	$135,417	$495,697	$47,427,955

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Global Thematic Growth Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	23,800	191,211
Net asset value per share (NAV)	43.80	14.85

Total Assets (Shares x NAV)	$1,042,445	$2,839,485

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,858	17,805

Net Assets	$1,036,587	$2,821,680

Net Assets: Total
Contract value in accumulation period	$1,027,038	$2,647,978
Contracts in Payout (annuitization) period	9,549	173,702

Net Assets	$1,036,587	$2,821,680

Total Units Outstanding	35,350	182,615

Unit Value (Accumulation, Lowest to Highest)	$26.73 to $29.25	$13.53 to $14.75

Cost of Shares in Underlying Fund	$660,504	$2,299,257

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	AB VPS Global Thematic Growth Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$—	$45,821
Expenses:
Mortality expense risk and administrative charges	19,331	38,309

Net investment income/(expense)	(19,331)	7,512

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	180,971	91,847
Reinvested realized gain distributions	141,363	—

Net realized gain/(loss) on investments	322,334	91,847
Net change in unrealized appreciation/(depreciation) of investments	(85,446)	121,974

Net realized and unrealized gain/(loss) from investments	236,888	213,821

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$217,557	$221,333

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-10

Investment Options
BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Core V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Asset Allocation Fund Class 2	Columbia Variable Portfolio- Small Cap Value Fund Class 2	Columbia Variable Portfolio- Small Company Growth Fund Class 2	CTIVPSM - AQR Managed Futures Strategy Fund Class 2

12/31/2021	(3)	12/31/2021	(1)	(3)	12/31/2021	(1)

173,322	—	157,590	—	—	24,777	—
14.38	—	10.16	—	—	22.67	—

$2,492,368	$—	$1,601,111	$—	$—	$561,687	$—

23,179	—	11,986	—	—	10,949	—

$2,469,189	$—	$1,589,125	$—	$—	$550,738	$—

$2,469,189	$—	$1,589,125	$—	$—	$550,488	$—
—	—	—	—	—	250	—

$2,469,189	$—	$1,589,125	$—	$—	$550,738	$—

127,770	—	46,308	—	—	8,178	—

$17.85 to $23.69	—	$30.61 to $35.77	—	—	$49.93 to $71.06	—

$2,494,043	$—	$1,661,235	$—	$—	$578,556	$—

Investment Options
BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Core V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Asset Allocation Fund Class 2	Columbia Variable Portfolio- Small Cap Value Fund Class 2	Columbia Variable Portfolio- Small Company Growth Fund Class 2	CTIVPSM - AQR Managed Futures Strategy Fund Class 2

1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	(1)	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	(1)

$21,248	$228,849	$19,395	$—	$539,422	$—	$—

42,185	3,651,596	19,804	—	1,361,574	15,913	—

(20,937)	(3,422,747)	(409)	—	(822,152)	(15,913)	—

93,775	66,660,617	106,427	—	36,775,018	394,369	—
415,038	8,483,118	250,736	—	—	127,538	—

508,813	75,143,735	357,163	—	36,775,018	521,907	—
(364,423)	(11,968,627)	(72,763)	—	(5,424,079)	(457,484)	—

144,390	63,175,108	284,400	—	31,350,939	64,423	—

$123,453	$59,752,361	$283,991	$—	$30,528,787	$48,510	$—

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Davis Financial Portfolio	Davis Real Estate Portfolio

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	128,428	119,247
Net asset value per share (NAV)	13.97	19.72

Total Assets (Shares x NAV)	$1,794,134	$2,351,558

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	16,142	5,458

Net Assets	$1,777,992	$2,346,100

Net Assets: Total
Contract value in accumulation period	$1,773,022	$2,338,617
Contracts in Payout (annuitization) period	4,970	7,483

Net Assets	$1,777,992	$2,346,100

Total Units Outstanding	54,565	86,390

Unit Value (Accumulation, Lowest to Highest)	$29.90 to $48.02	$25.19 to $27.39

Cost of Shares in Underlying Fund	$1,783,688	$1,675,222

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Davis Financial Portfolio	Davis Real Estate Portfolio

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$24,662	$24,431
Expenses:
Mortality expense risk and administrative charges	29,162	34,023

Net investment income/(expense)	(4,500)	(9,592)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	13,995	99,827
Reinvested realized gain distributions	135,051	—

Net realized gain/(loss) on investments	149,046	99,827
Net change in unrealized appreciation/(depreciation) of investments	219,128	592,728

Net realized and unrealized gain/(loss) from investments	368,174	692,555

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$363,674	$682,963

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-12

Investment Options
Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2

12/31/2021	12/31/2021	(3)	12/31/2021	(3)	12/31/2021	12/31/2021

3,315,678	111,855	—	3,138,073	—	13,124	20,240,278
8.98	24.52	—	12.98	—	28.94	1.00

$29,774,788	$2,742,688	$—	$40,732,190	$—	$379,796	$20,240,278

9,464	6,282	—	20,765	—	11,061	443,397

$29,765,324	$2,736,406	$—	$40,711,425	$—	$368,735	$19,796,881

$29,518,617	$2,735,661	$—	$40,555,002	$—	$368,735	$19,775,766
246,707	745	—	156,423	—	—	21,115

$29,765,324	$2,736,406	$—	$40,711,425	$—	$368,735	$19,796,881

1,020,034	81,984	—	2,617,570	—	12,484	2,087,631

$26.68 to $29.01	$29.52 to $33.78	—	$11.91 to $15.37	—	$22.46 to $30.93	$8.89 to $10.02

$32,434,694	$1,977,640	$—	$40,075,984	$—	$293,362	$20,240,294

Investment Options
Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$180,052	$19,241	$30,082	$761,349	$—	$1,180	$2,286

468,243	41,128	151,394	624,696	2,431,641	7,710	316,519

(288,191)	(21,887)	(121,312)	136,653	(2,431,641)	(6,530)	(314,233)

5,522,203	57,807	3,372,761	496,157	78,379,763	4,250	—
4,902,953	194,348	375,508	1,139,592	834,686	27,171	—

10,425,156	252,155	3,748,269	1,635,749	79,214,449	31,421	—
(5,198,716)	160,217	(1,305,679)	(2,755,038)	(35,085,177)	30,613	—

5,226,440	412,372	2,442,590	(1,119,289)	44,129,272	62,034	—

$4,938,249	$390,485	$2,321,278	$(982,636)	$41,697,631	$55,504	$(314,233)

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Templeton Global Bond VIP Fund Class 2

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	593,678	237,187
Net asset value per share (NAV)	77.62	13.13

Total Assets (Shares x NAV)	$46,081,263	$3,114,268

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	15,769	21,599

Net Assets	$46,065,494	$3,092,669

Net Assets: Total
Contract value in accumulation period	$46,065,494	$3,085,978
Contracts in Payout (annuitization) period	—	6,691

Net Assets	$46,065,494	$3,092,669

Total Units Outstanding	953,228	296,508

Unit Value (Accumulation, Lowest to Highest)	$34.10 to $46.75	$9.37 to $12.53

Cost of Shares in Underlying Fund	$25,139,857	$3,644,740

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Templeton Global Bond VIP Fund Class 2

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	619,037	60,020

Net investment income/(expense)	(619,037)	(60,020)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	5,827,524	(430,230)
Reinvested realized gain distributions	4,333,852	—

Net realized gain/(loss) on investments	10,161,376	(430,230)
Net change in unrealized appreciation/(depreciation) of investments	(4,808,053)	225,183

Net realized and unrealized gain/(loss) from investments	5,353,323	(205,047)

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,734,286	$(265,067)

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-14

Investment Options
Templeton Growth VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Income VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Franklin Growth & Income VIP Fund Class 2	MFS New Discovery Series Service Class

12/31/2021	(3)	12/31/2021	(3)	(3)	(3)	12/31/2021

196,916	—	205,309	—	—	—	1,924,255
11.59	—	16.76	—	—	—	19.84

$2,282,251	$—	$3,440,982	$—	$—	$—	$38,177,227

16,610	—	11,215	—	—	—	21,319

$2,265,641	$—	$3,429,767	$—	$—	$—	$38,155,908

$2,220,775	$—	$3,404,102	$—	$—	$—	$38,135,272
44,866	—	25,665	—	—	—	20,636

$2,265,641	$—	$3,429,767	$—	$—	$—	$38,155,908

118,311	—	132,043	—	—	—	687,153

$16.51 to $24.99	—	$18.07 to $27.64	—	—	—	$52.10 to $56.03

$2,383,167	$—	$3,124,419	$—	$—	$—	$36,141,467

Investment Options
Templeton Growth VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Income VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Franklin Growth & Income VIP Fund Class 2	MFS New Discovery Series Service Class

1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 10/22/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021

$27,312	$3,497,486	$158,457	$44,763	$756,059	$727,356	$—

38,135	2,308,115	55,173	21,470	942,166	315,901	645,721

(10,823)	1,189,371	103,284	23,293	(186,107)	411,455	(645,721)

(62,003)	12,169,991	(12,991)	40,835	13,939,196	1,243,664	6,222,201
—	—	—	—	2,001,971	2,007,656	7,777,594

(62,003)	12,169,991	(12,991)	40,835	15,941,167	3,251,320	13,999,795
160,886	778,784	389,903	204,931	836,037	1,992,911	(12,563,602)

98,883	12,948,775	376,912	245,766	16,777,204	5,244,231	1,436,193

$88,060	$14,138,146	$480,196	$269,059	$16,591,097	$5,655,686	$790,472

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS VIT II Income Portfolio Series Service Class	MFS Total Return Series Service Class

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	36,471	162,054
Net asset value per share (NAV)	9.72	27.18

Total Assets (Shares x NAV)	$354,496	$4,404,620

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,424	6,337

Net Assets	$349,072	$4,398,283

Net Assets: Total
Contract value in accumulation period	$349,072	$4,329,407
Contracts in Payout (annuitization) period	—	68,876

Net Assets	$349,072	$4,398,283

Total Units Outstanding	20,072	178,427

Unit Value (Accumulation, Lowest to Highest)	$15.98 to $17.48	$22.59 to $24.71

Cost of Shares in Underlying Fund	$352,723	$3,734,290

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	MFS VIT II Income Portfolio Series Service Class	MFS Total Return Series Service Class

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$10,501	$73,131
Expenses:
Mortality expense risk and administrative charges	5,279	73,062

Net investment income/(expense)	5,222	69

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,721	150,695
Reinvested realized gain distributions	14,873	221,812

Net realized gain/(loss) on investments	16,594	372,507
Net change in unrealized appreciation/(depreciation) of investments	(26,760)	165,258

Net realized and unrealized gain/(loss) from investments	(10,166)	537,765

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,944)	$537,834

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-16

Investment Options
MFS Technology Portfolio Service Class	MFS VIT II International Intrinsic Value Fund	MFS Blended Research Core Equity Portfolio Service Class	Invesco Oppenheimer International Growth Fund	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

12/31/2021	(3)	12/31/2021	(3)	12/31/2021	12/31/2021	12/31/2021

835,456	—	847,165	—	114,356	55,188	112,026
31.29	—	67.71	—	10.23	13.99	10.70

$26,141,429	$—	$57,361,510	$—	$1,169,861	$772,084	$1,198,682

13,557	—	18,136	—	15,778	16,116	11,023

$26,127,872	$—	$57,343,374	$—	$1,154,083	$755,968	$1,187,659

$26,120,764	$—	$57,343,374	$—	$1,153,218	$755,968	$1,187,659
7,108	—	—	—	865	—	—

$26,127,872	$—	$57,343,374	$—	$1,154,083	$755,968	$1,187,659

691,737	—	2,823,326	—	102,091	49,923	77,103

$35.35 to $38.02	—	$19.48 to $20.34	—	$9.45 to $11.72	$11.77 to $15.97	$14.51 to $15.82

$14,932,450	$—	$41,875,888	$—	$1,172,084	$700,530	$1,054,258

Investment Options
MFS Technology Portfolio Service Class	MFS VIT II International Intrinsic Value Fund	MFS Blended Research Core Equity Portfolio Service Class	Invesco Oppenheimer International Growth Fund	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$—	$13,873	$504,345	$—	$5,218	$38,821	$281

426,505	106,230	825,190	61,656	19,171	13,014	17,259

(426,505)	(92,357)	(320,845)	(61,656)	(13,953)	25,807	(16,978)

5,336,684	3,417,698	2,877,077	1,989,478	2,408	14,764	9,867
1,554,391	268,998	3,839,026	952	—	—	111,230

6,891,075	3,686,696	6,716,103	1,990,430	2,408	14,764	121,097
(3,089,840)	(3,121,000)	7,395,711	(1,321,719)	(19,848)	(11,465)	7,180

3,801,235	565,696	14,111,814	668,711	(17,440)	3,299	128,277

$3,374,730	$473,339	$13,790,969	$607,055	$(31,393)	$29,106	$111,299

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Mid Cap Value VCT Portfolio Class II

	12/31/2021	(3)

Assets:
Shares owned in underlying fund	173,679	—
Net asset value per share (NAV)	10.32	—

Total Assets (Shares x NAV)	$1,792,370	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	16,981	—

Net Assets	$1,775,389	$—

Net Assets: Total
Contract value in accumulation period	$1,775,389	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,775,389	$—

Total Units Outstanding	162,418	—

Unit Value (Accumulation, Lowest to Highest)	$10.35 to $11.11	—

Cost of Shares in Underlying Fund	$1,782,612	$—

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Mid Cap Value VCT Portfolio Class II

	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021

2021 Investment Income
Income:
Reinvested dividends	$37,423	$1,250,053
Expenses:
Mortality expense risk and administrative charges	25,814	2,037,011

Net investment income/(expense)	11,609	(786,958)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	15,485	35,374,985
Reinvested realized gain distributions	34,104	—

Net realized gain/(loss) on investments	49,589	35,374,985
Net change in unrealized appreciation/(depreciation) of investments	(63,600)	4,097,504

Net realized and unrealized gain/(loss) from investments	(14,011)	39,472,489

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,402)	$38,685,531

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-18

Investment Options
Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB	Putnam VT Multi Asset Absolute Return Fund Class IB

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

6,069,564	576,497	1,035,145	889,079	2,162,532	4,269,831	113,164
11.30	25.05	11.42	5.03	3.39	30.82	9.36

$68,586,069	$14,441,251	$11,821,357	$4,469,133	$7,336,607	$131,596,177	$1,059,211

39,091	11,728	11,939	11,501	12,609	27,064	9,121

$68,546,978	$14,429,523	$11,809,418	$4,457,632	$7,323,998	$131,569,113	$1,050,090

$68,546,978	$14,429,523	$11,809,418	$4,457,632	$7,323,998	$131,539,694	$1,050,090
—	—	—	—	—	29,419	—

$68,546,978	$14,429,523	$11,809,418	$4,457,632	$7,323,998	$131,569,113	$1,050,090

5,973,953	702,286	995,521	380,642	537,282	3,068,175	112,723

$11.40 to $11.55	$14.57 to $20.54	$11.08 to $12.16	$11.00 to $11.56	$12.26 to $12.87	$40.07 to $43.09	$8.75 to $9.54

$67,861,460	$11,804,573	$10,897,572	$4,307,231	$7,364,770	$94,132,794	$1,138,546

Investment Options
Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB	Putnam VT Multi Asset Absolute Return Fund Class IB

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$1,356,501	$145,776	$334,539	$169,794	$446,789	$1,770,138	$—

967,944	198,431	134,690	62,118	98,800	2,025,254	15,126

388,557	(52,655)	199,849	107,676	347,989	(255,116)	(15,126)

346,162	827,527	157,736	33,695	19,983	8,785,350	(35,156)
1,823,923	—	—	—	—	5,510,998	—

2,170,085	827,527	157,736	33,695	19,983	14,296,348	(35,156)
(3,366,856)	2,026,459	146,427	(244,447)	(7,716)	17,719,549	43,187

(1,196,771)	2,853,986	304,163	(210,752)	12,267	32,015,897	8,031

$(808,214)	$2,801,331	$504,012	$(103,076)	$360,256	$31,760,781	$(7,095)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Putnam VT Small Cap Value Fund Class IB	Putnam VT Multi-Cap Core Fund Class IB

	12/31/2021	(3)

Assets:
Shares owned in underlying fund	650,238	—
Net asset value per share (NAV)	13.90	—

Total Assets (Shares x NAV)	$9,038,308	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	18,220	—

Net Assets	$9,020,088	$—

Net Assets: Total
Contract value in accumulation period	$9,020,088	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$9,020,088	$—

Total Units Outstanding	474,792	—

Unit Value (Accumulation, Lowest to Highest)	$14.85 to $19.40	—

Cost of Shares in Underlying Fund	$6,592,925	$—

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Putnam VT Small Cap Value Fund Class IB	Putnam VT Multi-Cap Core Fund Class IB

	1/1/2021 to 12/31/2021	1/1/2021 to 10/22/2021

2021 Investment Income
Income:
Reinvested dividends	$67,475	$837,378
Expenses:
Mortality expense risk and administrative charges	127,986	1,488,675

Net investment income/(expense)	(60,511)	(651,297)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(264,857)	48,130,463
Reinvested realized gain distributions	—	11,079,561

Net realized gain/(loss) on investments	(264,857)	59,210,024
Net change in unrealized appreciation/(depreciation) of investments	3,218,968	(29,684,163)

Net realized and unrealized gain/(loss) from investments	2,954,111	29,525,861

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,893,600	$28,874,564

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-20

Investment Options
ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS/ Red Rocks Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	ClearBridge Variable Small Cap Growth Portfolio Class II

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

224,090	119,045	42,266	119,919	3,208,010	343,597	402,037
8.82	17.40	15.11	92.49	20.91	14.72	33.81

$1,976,470	$2,071,388	$638,634	$11,091,303	$67,079,480	$5,057,741	$13,592,859

11,115	7,824	8,075	11,354	29,516	12,050	19,406

$1,965,355	$2,063,564	$630,559	$11,079,949	$67,049,964	$5,045,691	$13,573,453

$1,965,355	$2,063,564	$630,559	$11,079,949	$67,043,006	$5,045,691	$13,573,453
—	—	—	—	6,958	—	—

$1,965,355	$2,063,564	$630,559	$11,079,949	$67,049,964	$5,045,691	$13,573,453

200,318	104,815	51,533	343,064	1,661,441	317,650	481,933

$9.16 to $9.54	$18.71 to $20.07	$11.50 to $12.36	$30.16 to $33.02	$31.46 to $37.94	$13.64 to $14.92	$23.88 to $27.71

$1,958,078	$1,441,510	$569,520	$7,700,598	$43,691,569	$4,156,410	$10,419,062

Investment Options
ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS/ Red Rocks Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	ClearBridge Variable Small Cap Growth Portfolio Class II

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$39,275	$84,673	$9,495	$28,276	$497,630	$135,384	$—

28,252	28,599	7,748	152,371	998,209	63,085	193,963

11,023	56,074	1,747	(124,095)	(500,579)	72,299	(193,963)

42,450	158,615	10,040	1,169,391	11,417,927	53,884	1,372,883
—	—	—	1,066,617	9,287,505	—	1,759,400

42,450	158,615	10,040	2,236,008	20,705,432	53,884	3,132,283
503,455	204,374	45,522	(441,567)	(9,385,737)	349,625	(1,409,491)

545,905	362,989	55,562	1,794,441	11,319,695	403,509	1,722,792

$556,928	$419,063	$57,309	$1,670,346	$10,819,116	$475,808	$1,528,829

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Franklin Mutli-Asset Dynamic Mutli- Strategy VIT	Merger Fund VL

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	55,875	179,297
Net asset value per share (NAV)	13.52	11.77

Total Assets (Shares x NAV)	$755,431	$2,110,324

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,023	10,894

Net Assets	$747,408	$2,099,430

Net Assets: Total
Contract value in accumulation period	$747,408	$2,099,430
Contracts in Payout (annuitization) period	—	—

Net Assets	$747,408	$2,099,430

Total Units Outstanding	60,239	174,613

Unit Value (Accumulation, Lowest to Highest)	$11.65 to $12.70	$11.25 to $12.06

Cost of Shares in Underlying Fund	$678,423	$1,958,859

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	Franklin Mutli-Asset Dynamic Mutli- Strategy VIT	Merger Fund VL

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$17,212	$—
Expenses:
Mortality expense risk and administrative charges	10,610	28,161

Net investment income/(expense)	6,602	(28,161)

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,744	33,228
Reinvested realized gain distributions	—	97,835

Net realized gain/(loss) on investments	3,744	131,063
Net change in unrealized appreciation/(depreciation) of investments	69,041	(107,227)

Net realized and unrealized gain/(loss) from investments	72,785	23,836

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$79,387	$(4,325)

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-22

Investment Options
Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

20,641	88,587	184,198	189,168	13,631	45,121	170,416
27.01	17.71	61.19	18.04	8.27	25.49	25.32

$557,526	$1,568,881	$11,271,045	$3,412,598	$112,731	$1,150,147	$4,314,941

10,486	10,842	12,092	10,902	2,987	11,916	11,540

$547,040	$1,558,039	$11,258,953	$3,401,696	$109,744	$1,138,231	$4,303,401

$547,040	$1,558,039	$11,258,953	$3,401,696	$109,744	$1,138,231	$4,303,401
—	—	—	—	—	—	—

$547,040	$1,558,039	$11,258,953	$3,401,696	$109,744	$1,138,231	$4,303,401

47,833	111,159	332,862	254,816	8,104	128,953	192,256

$10.68 to $11.69	$13.10 to $14.34	$21.00 to $32.93	$12.50 to $13.45	$13.36 to $13.72	$8.21 to $11.49	$21.30 to $23.22

$494,041	$1,322,730	$7,932,641	$2,747,920	$104,237	$981,970	$3,363,626

Investment Options
Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$—	$9,649	$—	$30,203	$2,508	$3,467	$26,543

8,548	20,984	153,076	49,699	1,266	17,033	54,067

(8,548)	(11,335)	(153,076)	(19,496)	1,242	(13,566)	(27,524)

15,338	9,336	899,593	315,040	—	76,513	(85,936)
15,465	—	725,414	—	3,877	—	69,716

30,803	9,336	1,625,007	315,040	3,877	76,513	(16,220)
20,155	297,539	(227,809)	(196,274)	6,039	134,430	1,438,910

50,958	306,875	1,397,198	118,766	9,916	210,943	1,422,690

$42,410	$295,540	$1,244,122	$99,270	$11,158	$197,377	$1,395,166

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4

	12/31/2021	12/31/2021

Assets:
Shares owned in underlying fund	87,115	113,331
Net asset value per share (NAV)	28.56	11.01

Total Assets (Shares x NAV)	$2,488,011	$1,247,774

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,848	6,088

Net Assets	$2,482,163	$1,241,686

Net Assets: Total
Contract value in accumulation period	$2,482,163	$1,241,686
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,482,163	$1,241,686

Total Units Outstanding	159,190	109,370

Unit Value (Accumulation, Lowest to Highest)	$15.29 to $15.73	$11.23 to $11.53

Cost of Shares in Underlying Fund	$2,015,744	$1,280,834

(1) Portfolio liquidated as of April 24, 2020
(2) Portfolio liquidated as of July 15, 2020
(3) Portfolio liquidated as of October 22, 2021

STATEMENTS OF OPERATIONS

	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

2021 Investment Income
Income:
Reinvested dividends	$32,137	$14,222
Expenses:
Mortality expense risk and administrative charges	23,464	12,280

Net investment income/(expense)	8,673	1,942

2021 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	32,497	13,543
Reinvested realized gain distributions	78,635	43,425

Net realized gain/(loss) on investments	111,132	56,968
Net change in unrealized appreciation/(depreciation) of investments	186,197	(80,494)

Net realized and unrealized gain/(loss) from investments	297,329	(23,526)

2021 Net Increase/(Decrease) in Net Assets Resulting from Operations	$306,002	$(21,584)

(1) Portfolio liquidated as of April 24, 2020 (2) Portfolio liquidated as of July 15, 2020

See notes to financial statements.

B-24

Investment Options
American Funds Insurance Series Global Growth Fund Class 4	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4

12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

21,233	62,796	25,048	28,501	137,788
44.57	18.04	123.79	65.57	11.52

$946,333	$1,132,838	$3,100,694	$1,868,834	$1,587,321

5,899	5,794	7,663	11,277	5,543

$940,434	$1,127,044	$3,093,031	$1,857,557	$1,581,778

$940,434	$1,127,044	$3,093,031	$1,857,557	$1,581,778
—	—	—	—	—

$940,434	$1,127,044	$3,093,031	$1,857,557	$1,581,778

44,916	69,296	115,949	98,447	145,582

$20.65 to $21.24	$16.08 to $16.54	$25.87 to $27.07	$18.68 to $19.18	$10.73 to $11.04

$713,960	$976,952	$2,624,894	$1,378,489	$1,743,963

Investment Options
American Funds Insurance Series Global Growth Fund Class 4	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4

1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

$1,836	$15,672	$1,366	$15,960	$16,942

10,015	11,097	28,108	19,728	20,462

(8,179)	4,575	(26,742)	(3,768)	(3,520)

15,490	7,912	234,874	12,834	(26,509)
42,150	21,569	297,927	16,181	160,299

57,640	29,481	532,801	29,015	133,790
63,206	76,192	(77,279)	277,118	(171,987)

120,846	105,673	455,522	306,133	(38,197)

$112,667	$110,248	$428,780	$302,365	$(41,717)

B-25

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,920,894)	$(2,425,557)
Net realized gain/(loss) from sale of investments	7,476,823	9,173,566
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	15,440,613	22,550,682

Net increase/(decrease) resulting from operations	17,996,542	29,298,691

2020 Contract Transactions
Contract purchase payments	609,747	173,088
Transfers between investment divisions, net	5,819,371	(19,682,047)
Transfers on account of death	(2,720,441)	(1,119,295)
Transfers for annuity benefits, surrenders and partial withdrawals	(24,423,401)	(9,105,284)
Contract fees	(25,955)	(13,695)
Transfers-rider fees and other	(5,594,606)	(2,851,501)

Net increase/(decrease) from contract transactions	(26,335,285)	(32,598,734)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,338,743)	(3,300,043)
Net Assets at December 31, 2019	349,287,406	181,422,893

Net Assets at December 31, 2020	$340,948,663	$178,122,850

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,171,144)	$(2,670,545)
Net realized gain/(loss) from sale of investments	9,151,672	18,245,439
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(9,060,105)	21,599,974

Net increase/(decrease) resulting from operations	(5,079,577)	37,174,868

2021 Contract Transactions
Contract purchase payments	1,138,927	218,285
Transfers between investment divisions, net	70,994,933	(11,735,884)
Transfers on account of death	(3,042,500)	(1,145,218)
Transfers for annuity benefits, surrenders and partial withdrawals	(54,843,351)	(23,048,145)
Contract fees	(20,382)	(11,112)
Transfers-rider fees and other	(5,323,007)	(2,776,806)

Net increase/(decrease) from contract transactions	8,904,620	(38,498,880)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,825,043	(1,324,012)
Net Assets at December 31, 2020	340,948,663	178,122,850

Net Assets at December 31, 2021	$344,773,706	$176,798,838

See notes to financial statements.

B-26

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Value VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$(2,448,969)	$(160,025)	$(2,016,146)	$(2,948,052)	$(7,064,829)	$(2,839,726)	$(4,680,089)
843,114	495,522	5,218,127	(648,710)	35,188,466	(53,198)	29,969,676
—	—	—	—	—	—	—
4,982,729	1,575,950	29,526,261	20,853,317	117,378,706	6,174,511	57,766,794

3,376,874	1,911,447	32,728,242	17,256,555	145,502,343	3,281,587	83,056,381

629,337	14,980	228,340	244,014	877,358	519,781	542,692
20,224,556	(935,398)	(21,850,532)	12,423,273	(107,849,218)	22,552,063	(67,146,210)
(1,222,951)	(64,984)	(777,429)	(1,051,577)	(3,041,093)	(1,070,769)	(1,828,103)
(8,726,684)	(177,606)	(7,526,385)	(12,145,095)	(36,418,844)	(11,913,766)	(20,100,492)
(13,838)	(553)	(9,597)	(13,152)	(44,998)	(12,054)	(23,716)
(2,978,164)	(166,305)	(2,349,570)	(3,404,535)	(6,992,050)	(3,073,836)	(5,072,190)

7,912,256	(1,329,866)	(32,285,173)	(3,947,072)	(153,468,845)	7,001,419	(93,628,019)

—	—	—	—	—	—	—

11,289,130	581,581	443,069	13,309,483	(7,966,502)	10,283,006	(10,571,638)
184,286,339	11,845,333	146,490,956	220,918,037	517,432,990	213,085,550	343,454,993

$195,575,469	$12,426,914	$146,934,025	$234,227,520	$509,466,488	$223,368,556	$332,883,355

$(2,832,573)	$(1,048,642)	$(2,167,560)	$(3,821,539)	$(7,637,624)	$(3,296,501)	$(5,128,168)
17,089,266	3,442,548	10,965,481	7,143,828	54,831,297	19,068,406	40,950,270
—	—	—	—	—	—	—
32,446,527	14,961,434	4,674,666	(36,771)	43,617,792	41,300,671	29,113,973

46,703,220	17,355,340	13,472,587	3,285,518	90,811,465	57,072,576	64,936,075

831,624	193,332	374,887	627,261	1,159,309	703,462	694,763
(24,704,463)	300,083,153	9,351,844	208,557,798	(24,382,859)	(29,810,639)	(10,485,745)
(1,133,954)	(497,216)	(891,734)	(2,155,934)	(3,646,663)	(1,783,425)	(2,368,280)
(23,650,620)	(8,918,351)	(18,181,498)	(28,956,055)	(63,158,327)	(27,395,527)	(40,000,557)
(11,537)	(2,880)	(7,509)	(11,904)	(35,838)	(9,967)	(18,938)
(3,009,449)	(935,093)	(2,276,243)	(3,810,593)	(6,856,761)	(3,139,591)	(4,991,652)

(51,678,399)	289,922,945	(11,630,253)	174,250,573	(96,921,139)	(61,435,687)	(57,170,409)

—	—	—	—	—	—	—

(4,975,179)	307,278,285	1,842,334	177,536,091	(6,109,674)	(4,363,111)	7,765,666
195,575,469	12,426,914	146,934,025	234,227,520	509,466,488	223,368,556	332,883,355

$190,600,290	$319,705,199	$148,776,359	$411,763,611	$503,356,814	$219,005,445	$340,649,021

B-27

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,103,155)	$(1,723,416)
Net realized gain/(loss) from sale of investments	2,060,631	5,165,379
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	10,095,347	17,149,793

Net increase/(decrease) resulting from operations	9,052,823	20,591,756

2020 Contract Transactions
Contract purchase payments	425,556	253,569
Transfers between investment divisions, net	17,403,989	(5,263,212)
Transfers on account of death	(1,230,794)	(587,015)
Transfers for annuity benefits, surrenders and partial withdrawals	(12,704,199)	(7,765,397)
Contract fees	(15,043)	(7,148)
Transfers-rider fees and other	(3,469,981)	(1,740,662)

Net increase/(decrease) from contract transactions	409,528	(15,109,865)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	9,462,351	5,481,891
Net Assets at December 31, 2019	234,216,569	125,038,044

Net Assets at December 31, 2020	$243,678,920	$130,519,935

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,560,006)	$(1,902,183)
Net realized gain/(loss) from sale of investments	25,906,053	11,359,315
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	37,207,329	9,072,879

Net increase/(decrease) resulting from operations	59,553,376	18,530,011

2021 Contract Transactions
Contract purchase payments	588,067	379,219
Transfers between investment divisions, net	(32,357,891)	(6,619,501)
Transfers on account of death	(1,823,757)	(1,085,237)
Transfers for annuity benefits, surrenders and partial withdrawals	(30,560,932)	(16,924,577)
Contract fees	(12,536)	(5,834)
Transfers-rider fees and other	(3,506,204)	(1,739,913)

Net increase/(decrease) from contract transactions	(67,673,253)	(25,995,843)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,119,877)	(7,465,832)
Net Assets at December 31, 2020	243,678,920	130,519,935

Net Assets at December 31, 2021	$235,559,043	$123,054,103

See notes to financial statements.

B-28

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	10/22/2021 to 12/31/2021	10/22/2021 to 12/31/2021

$(3,770,446)	$(4,654,320)	$(1,140,591)	$(4,321,142)	$(3,941,272)	$—	$—
2,755,958	1,873,960	(158,387)	1,146,247	(3,627,129)	—	—
—	—	—	—	—	—	—
11,164,620	18,466,812	4,214,296	18,353,161	23,355,984	—	—

10,150,132	15,686,452	2,915,318	15,178,266	15,787,583	—	—

469,075	506,802	172,624	416,057	459,561	—	—
8,526,798	7,225,574	3,483,829	9,500,502	33,036,055	—	—
(2,168,297)	(2,396,255)	(549,978)	(2,317,457)	(1,523,261)	—	—
(19,292,476)	(19,332,330)	(5,487,297)	(21,227,550)	(16,229,327)	—	—
(20,991)	(25,892)	(5,771)	(23,192)	(18,550)	—	—
(4,166,404)	(5,376,924)	(1,252,431)	(4,793,588)	(4,483,387)	—	—

(16,652,295)	(19,399,025)	(3,639,024)	(18,445,228)	11,241,091	—	—

—	—	—	—	—	—	—

(6,502,163)	(3,712,573)	(723,706)	(3,266,962)	27,028,674	—	—
268,427,064	337,169,541	85,292,123	309,778,314	310,367,844	—	—

$261,924,901	$333,456,968	$84,568,417	$306,511,352	$337,396,518	$—	$—

$(3,984,782)	$(5,065,251)	$(1,261,030)	$(4,628,648)	$(4,476,743)	$(35,019)	$(563,452)
1,695,268	2,560,052	2,227,212	3,174,932	26,636,398	4,628	53,415
—	—	—	—	—	—	—
(8,640,958)	(5,227,628)	10,850,351	(2,960,525)	28,067,427	307,129	1,580,501

(10,930,472)	(7,732,827)	11,816,533	(4,414,241)	50,227,082	276,738	1,070,464

746,426	558,020	158,172	734,202	507,981	2,730	57,835
60,855,844	71,346,006	3,930,702	58,814,152	(62,377,288)	12,179,202	203,939,573
(2,702,631)	(2,890,417)	(525,092)	(2,872,627)	(1,958,241)	(12,415)	(211,280)
(34,813,479)	(35,340,267)	(10,569,076)	(38,723,266)	(35,052,896)	(309,622)	(5,764,032)
(16,453)	(20,425)	(4,517)	(18,415)	(15,423)	(456)	(2,223)
(4,055,192)	(5,331,295)	(1,254,186)	(4,709,312)	(4,574,790)	(18,090)	(444,057)

20,014,515	28,321,622	(8,263,997)	13,224,734	(103,470,657)	11,841,349	197,575,816

—	—	—	—	—	—	—

9,084,043	20,588,795	3,552,536	8,810,493	(53,243,575)	12,118,087	198,646,280
261,924,901	333,456,968	84,568,417	306,511,352	337,396,518	—	—

$271,008,944	$354,045,763	$88,120,953	$315,321,845	$284,152,943	$12,118,087	$198,646,280

B-29

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	10/22/2021 to 12/31/2021	10/22/2021 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2020 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers-rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2019	—	—

Net Assets at December 31, 2020	$—	$—

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(983,633)	$(1,010,954)
Net realized gain/(loss) from sale of investments	114,265	97,437
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,131,784	11,322,158

Net increase/(decrease) resulting from operations	2,262,416	10,408,641

2021 Contract Transactions
Contract purchase payments	178,589	462,292
Transfers between investment divisions, net	358,327,761	365,388,595
Transfers on account of death	(478,780)	(1,217,605)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,746,615)	(9,103,075)
Contract fees	(3,017)	(2,656)
Transfers-rider fees and other	(837,612)	(745,172)

Net increase/(decrease) from contract transactions	348,440,326	354,782,379

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	350,702,742	365,191,020
Net Assets at December 31, 2020	—	—

Net Assets at December 31, 2021	$350,702,742	$365,191,020

See notes to financial statements.

B-30

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$(100,169)	$129,320	$517,133	$2,550,147	$(264,332)	$337,161	$28,033
2,818,209	2,867,748	(29,152)	768,688	7,043	(271,281)	(36,832)
21,031,784	7,044,667	—	—	2,536,551	814,168	83,534
(24,808,375)	(5,295,594)	77,245	2,877,194	2,727,707	413,526	1,209,744

(1,058,551)	4,746,141	565,226	6,196,029	5,006,969	1,293,574	1,284,479

387,275	208,266	18,002	355,002	44,259	68,257	58,324
34,850,299	(1,485,306)	399,418	9,948,880	(2,221,126)	1,592,296	(246,157)
(1,742,117)	(317,524)	(84,060)	(1,894,895)	(70,192)	(78,350)	(48,249)
(20,638,590)	(3,606,984)	(1,098,660)	(17,256,449)	(1,694,972)	(2,982,039)	(1,484,722)
(24,689)	(7,443)	(1,848)	(19,605)	(3,543)	(4,673)	(3,021)
(4,621,131)	(177,472)	(72,246)	(3,746,766)	(45,363)	(230,587)	(10,731)

8,211,047	(5,386,463)	(839,394)	(12,613,833)	(3,990,937)	(1,635,096)	(1,734,556)

—	—	—	—	—	—	—

7,152,496	(640,322)	(274,168)	(6,417,804)	1,016,032	(341,522)	(450,077)
335,042,404	32,182,993	10,344,141	243,625,097	17,160,996	30,289,661	10,880,739

$342,194,900	$31,542,671	$10,069,973	$237,207,293	$18,177,028	$29,948,139	$10,430,662

$(1,348,719)	$(110,454)	$413,061	$424,622	$(249,480)	$82,822	$(77,763)
17,079,865	2,882,891	163,205	1,278,311	826,909	792,008	554,997
—	3,561,288	—	—	1,063,995	613,287	146,185
53,740,980	970,746	(143,547)	(2,911,149)	(3,526,502)	2,170,990	(1,073,085)

69,472,126	7,304,471	432,719	(1,208,216)	(1,885,078)	3,659,107	(449,666)

497,582	221,404	19,240	690,156	85,427	77,365	63,646
(30,322,199)	(2,247,079)	962,836	47,547,567	92,931	(696,635)	336,687
(2,243,219)	(206,204)	(51,955)	(2,420,480)	(156,501)	(182,792)	(34,798)
(36,896,886)	(4,505,834)	(1,373,143)	(31,856,925)	(2,819,289)	(3,879,168)	(2,256,372)
(20,586)	(6,591)	(1,489)	(15,507)	(3,047)	(3,863)	(2,700)
(4,782,525)	(188,582)	(72,910)	(3,669,996)	(41,844)	(246,795)	(10,072)

(73,767,833)	(6,932,886)	(517,421)	10,274,815	(2,842,323)	(4,931,888)	(1,903,609)

—	—	—	—	—	—	—

(4,295,707)	371,585	(84,702)	9,066,599	(4,727,401)	(1,272,781)	(2,353,275)
342,194,900	31,542,671	10,069,973	237,207,293	18,177,028	29,948,139	10,430,662

$337,899,193	$31,914,256	$9,985,271	$246,273,892	$13,449,627	$28,675,358	$8,077,387

B-31

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,138,688	$(50,739)
Net realized gain/(loss) from sale of investments	2,735,554	(439,806)
Reinvested realized gain distributions	—	216,217
Net change in unrealized appreciation/(depreciation) of investments	17,437,090	372,142

Net increase/(decrease) resulting from operations	26,311,332	97,814

2020 Contract Transactions
Contract purchase payments	614,210	67,189
Transfers between investment divisions, net	7,306,759	(136,526)
Transfers on account of death	(3,147,815)	(163,465)
Transfers for annuity benefits, surrenders and partial withdrawals	(33,157,444)	(489,651)
Contract fees	(37,097)	(1,716)
Transfers-rider fees and other	(6,068,449)	(4,576)

Net increase/(decrease) from contract transactions	(34,489,836)	(728,745)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,178,504)	(630,931)
Net Assets at December 31, 2019	424,155,935	4,531,020

Net Assets at December 31, 2020	$415,977,431	$3,900,089

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,934,044	$(46,516)
Net realized gain/(loss) from sale of investments	2,967,799	(74,395)
Reinvested realized gain distributions	9,836,179	444,123
Net change in unrealized appreciation/(depreciation) of investments	(22,846,136)	374,044

Net increase/(decrease) resulting from operations	(7,108,114)	697,256

2021 Contract Transactions
Contract purchase payments	1,068,442	35,812
Transfers between investment divisions, net	78,850,021	(77,083)
Transfers on account of death	(4,125,712)	(35,933)
Transfers for annuity benefits, surrenders and partial withdrawals	(56,282,745)	(441,712)
Contract fees	(29,201)	(1,431)
Transfers-rider fees and other	(5,886,476)	(3,800)

Net increase/(decrease) from contract transactions	13,594,329	(524,147)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	6,486,215	173,109
Net Assets at December 31, 2020	415,977,431	3,900,089

Net Assets at December 31, 2021	$422,463,646	$4,073,198

See notes to financial statements.

B-32

Investment Options
Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage Fund	Invesco V.I. Global Real Estate Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	AB VPS Growth and Income Portfolio Class B

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 7/15/2020	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021

$(10,457)	$(48,109)	$134,806	$9,290	$(5,820)	$426,646	$(199,920)
311,381	11,838	(712,893)	(3,933)	(9,794)	(5,873)	(2,774,417)
116,766	342,460	—	7,157	17,605	343,319	10,134,149
(327,033)	380,691	60,018	(55,871)	10,319	(242,745)	(3,047,596)

90,657	686,880	(518,069)	(43,357)	12,310	521,347	4,112,216

720	24,008	50,776	31,908	7,314	166,703	210,701
(122,792)	(89,740)	(1,680,588)	(1,277)	7,278	(312,890)	24,510,798
(16,453)	(49,190)	(61,712)	—	(544)	(544,869)	(981,042)
(442,760)	(388,839)	(47,812)	(13,362)	(18,183)	(185,699)	(12,049,059)
(160)	(1,589)	—	(75)	(193)	—	(13,256)
(1,902)	(4,273)	27	(703)	(584)	6,524	(3,002,472)

(583,347)	(509,623)	(1,739,309)	16,491	(4,912)	(870,231)	8,675,670

—	—	—	—	—	—	—

(492,690)	177,257	(2,257,378)	(26,866)	7,398	(348,884)	12,787,886
1,090,952	4,333,597	2,257,378	309,926	460,347	7,150,215	203,298,675

$598,262	$4,510,854	$—	$283,060	$467,745	$6,801,331	$216,086,561

$(10,009)	$(53,803)	$—	$1,770	$(6,139)	$100,144	$(1,214,181)
46,419	105,866	—	(2,731)	18,400	40,557	55,248,531
47,333	595,207	—	—	14,197	199,174	—
8,383	(97,183)	—	63,964	108,959	155,822	(6,606,395)

92,126	550,087	—	63,003	135,417	495,697	47,427,955

7,953	24,347	—	26,909	10,834	109,382	253,716
(98,918)	4,000	—	(2,687)	68,089	130,162	(242,676,336)
—	(26,008)	—	—	(6,990)	(949,255)	(1,133,255)
(18,314)	(718,818)	—	(12,173)	(104,542)	(352,270)	(17,356,406)
(150)	(1,244)	—	(51)	(177)	—	(9,357)
(518)	(3,721)	—	(2,341)	(501)	33	(2,592,878)

(109,947)	(721,444)	—	9,657	(33,287)	(1,061,948)	(263,514,516)

—	—	—	—	—	—	—

(17,821)	(171,357)	—	72,660	102,130	(566,251)	(216,086,561)
598,262	4,510,854	—	283,060	467,745	6,801,331	216,086,561

$580,441	$4,339,497	$—	$355,720	$569,875	$6,235,080	$—

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Global Thematic Growth Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,505)	$5,529
Net realized gain/(loss) from sale of investments	63,888	32,468
Reinvested realized gain distributions	86,680	—
Net change in unrealized appreciation/(depreciation) of investments	157,498	42,490

Net increase/(decrease) resulting from operations	295,561	80,487

2020 Contract Transactions
Contract purchase payments	3,533	4,219
Transfers between investment divisions, net	(14,141)	(61,196)
Transfers on account of death	—	(94,221)
Transfers for annuity benefits, surrenders and partial withdrawals	(94,412)	(83,218)
Contract fees	(384)	(135)
Transfers-rider fees and other	(2,539)	(10,688)

Net increase/(decrease) from contract transactions	(107,943)	(245,239)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	187,618	(164,752)
Net Assets at December 31, 2019	905,089	3,080,314

Net Assets at December 31, 2020	$1,092,707	$2,915,562

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(19,331)	$7,512
Net realized gain/(loss) from sale of investments	180,971	91,847
Reinvested realized gain distributions	141,363	—
Net change in unrealized appreciation/(depreciation) of investments	(85,446)	121,974

Net increase/(decrease) resulting from operations	217,557	221,333

2021 Contract Transactions
Contract purchase payments	6,194	4,987
Transfers between investment divisions, net	—	57,450
Transfers on account of death	(16,222)	(113,452)
Transfers for annuity benefits, surrenders and partial withdrawals	(260,549)	(249,607)
Contract fees	(317)	(120)
Transfers-rider fees and other	(2,783)	(14,473)

Net increase/(decrease) from contract transactions	(273,677)	(315,215)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(56,120)	(93,882)
Net Assets at December 31, 2020	1,092,707	2,915,562

Net Assets at December 31, 2021	$1,036,587	$2,821,680

See notes to financial statements.

B-34

Investment Options
BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Core V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Asset Allocation Fund Class 2	Columbia Variable Portfolio- Small Cap Value Fund Class 2	Columbia Variable Portfolio- Small Company Growth Fund Class 2	CTIVPSM - AQR Managed Futures Strategy Fund Class 2

1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 4/24/2020	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 4/24/2020

$(18,583)	$(1,667,669)	$(1,137)	$29,450	$(1,089,176)	$(16,790)	$1,771
56,468	(558,103)	(137,322)	(402,814)	(4,334,062)	14,626	(2,821)
158,439	25,094,386	11,765	404,796	4,573,873	11,196	—
276,471	25,188,021	69,838	(56,175)	12,263,005	424,469	2,347

472,795	48,056,635	(56,856)	(24,743)	11,413,640	433,501	1,297

174,988	442,695	34,259	1,823	151,150	34,555	—
(525,350)	(23,530,274)	(76,433)	(1,058,943)	11,949,431	641,300	(46,274)
(34,294)	(1,549,945)	—	—	(598,944)	(1,357)	—
(442,999)	(18,079,395)	(99,672)	(4,156)	(6,618,802)	(32,491)	—
(911)	(19,160)	(255)	(110)	(6,977)	(166)	—
(102)	(4,624,065)	1	(284)	(1,585,678)	—	—

(828,668)	(47,360,144)	(142,100)	(1,061,670)	3,290,180	641,841	(46,274)

—	—	—	—	—	—	—

(355,873)	696,491	(198,956)	(1,086,413)	14,703,820	1,075,342	(44,977)
3,062,314	302,835,699	1,383,082	1,086,413	109,025,422	441,205	44,977

$2,706,441	$303,532,190	$1,184,126	$—	$123,729,242	$1,516,547	$—

$(20,937)	$(3,422,747)	$(409)	$—	$(822,152)	$(15,913)	$—
93,775	66,660,617	106,427	—	36,775,018	394,369	—
415,038	8,483,118	250,736	—	—	127,538	—
(364,423)	(11,968,627)	(72,763)	—	(5,424,079)	(457,484)	—

123,453	59,752,361	283,991	—	30,528,787	48,510	—

28,971	452,008	33,422	—	187,991	12,244	—
105,332	(330,401,899)	127,491	—	(141,738,383)	(747,759)	—
(18,594)	(1,485,815)	—	—	(687,913)	—	—
(475,373)	(27,965,806)	(39,704)	—	(10,608,876)	(276,148)	—
(745)	(12,939)	(204)	—	(5,042)	(220)	—
(296)	(3,870,100)	3	—	(1,405,806)	(2,436)	—

(360,705)	(363,284,551)	121,008	—	(154,258,029)	(1,014,319)	—

—	—	—	—	—	—	—

(237,252)	(303,532,190)	404,999	—	(123,729,242)	(965,809)	—
2,706,441	303,532,190	1,184,126	—	123,729,242	1,516,547	—

$2,469,189	$—	$1,589,125	$—	$—	$550,738	$—

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Davis Financial Portfolio	Davis Real Estate Portfolio

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(270)	$8,504
Net realized gain/(loss) from sale of investments	(124,261)	62,839
Reinvested realized gain distributions	74,926	8,122
Net change in unrealized appreciation/(depreciation) of investments	(122,618)	(322,161)

Net increase/(decrease) resulting from operations	(172,223)	(242,696)

2020 Contract Transactions
Contract purchase payments	8,264	8,587
Transfers between investment divisions, net	(58,874)	(142,290)
Transfers on account of death	—	(1,074)
Transfers for annuity benefits, surrenders and partial withdrawals	(172,127)	(119,982)
Contract fees	(463)	(826)
Transfers-rider fees and other	(791)	(3,304)

Net increase/(decrease) from contract transactions	(223,991)	(258,889)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(396,214)	(501,585)
Net Assets at December 31, 2019	1,660,394	2,323,122

Net Assets at December 31, 2020	$1,264,180	$1,821,537

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,500)	$(9,592)
Net realized gain/(loss) from sale of investments	13,995	99,827
Reinvested realized gain distributions	135,051	—
Net change in unrealized appreciation/(depreciation) of investments	219,128	592,728

Net increase/(decrease) resulting from operations	363,674	682,963

2021 Contract Transactions
Contract purchase payments	8,989	10,185
Transfers between investment divisions, net	357,091	103,319
Transfers on account of death	—	(7,692)
Transfers for annuity benefits, surrenders and partial withdrawals	(217,784)	(261,425)
Contract fees	(375)	(719)
Transfers-rider fees and other	2,217	(2,068)

Net increase/(decrease) from contract transactions	150,138	(158,400)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	513,812	524,563
Net Assets at December 31, 2020	1,264,180	1,821,537

Net Assets at December 31, 2021	$1,777,992	$2,346,100

See notes to financial statements.

B-36

Investment Options
Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$(226,231)	$(8,205)	$15,534	$220,891	$(1,961,632)	$(5,819)	$(279,894)
(1,077,731)	167,829	(142,099)	794,225	2,415,036	1,810	—
780,637	37,822	532,402	16,047	—	1,278	—
3,456,387	240,245	117,959	2,017,847	31,829,057	41,784	—

2,933,062	437,691	523,796	3,049,010	32,282,461	39,053	(279,894)

73,893	148,396	51,003	36,614	279,550	383	596,291
(355,947)	(102,001)	350,685	1,839,927	(6,382,346)	8,584	11,571,713
(92,431)	(230,272)	(200,790)	(185,803)	(942,421)	—	(2,294,712)
(2,982,624)	(469,684)	(1,189,486)	(4,542,317)	(14,227,397)	(39,793)	(5,132,552)
(4,453)	(1,226)	(2,237)	(5,305)	(17,290)	(83)	(6,155)
(245,187)	(1,245)	(89,874)	(355,223)	(2,624,636)	—	135,780

(3,606,749)	(656,032)	(1,080,699)	(3,212,107)	(23,914,540)	(30,909)	4,870,365

—	—	—	—	—	—	101,268

(673,687)	(218,341)	(556,903)	(163,097)	8,367,921	8,144	4,691,739
31,416,328	2,647,639	12,731,327	42,261,602	200,311,358	314,550	20,376,661

$30,742,641	$2,429,298	$12,174,424	$42,098,505	$208,679,279	$322,694	$25,068,400

$(288,191)	$(21,887)	$(121,312)	$136,653	$(2,431,641)	$(6,530)	$(314,233)
5,522,203	57,807	3,372,761	496,157	78,379,763	4,250	—
4,902,953	194,348	375,508	1,139,592	834,686	27,171	—
(5,198,716)	160,217	(1,305,679)	(2,755,038)	(35,085,177)	30,613	—

4,938,249	390,485	2,321,278	(982,636)	41,697,631	55,504	(314,233)

48,508	27,933	24,015	83,273	354,632	438	718,910
(1,511,120)	38,266	(13,215,154)	5,977,956	(229,238,914)	—	1,479,675
(285,650)	—	(85,648)	(406,677)	(1,100,426)	—	(1,365,589)
(3,905,812)	(147,126)	(1,142,040)	(5,703,339)	(18,152,958)	(9,815)	(5,465,673)
(3,585)	(1,069)	(1,536)	(4,080)	(12,349)	(86)	(5,119)
(257,907)	(1,381)	(75,339)	(351,577)	(2,226,895)	—	(60,053)

(5,915,566)	(83,377)	(14,495,702)	(404,444)	(250,376,910)	(9,463)	(4,697,849)

—	—	—	—	—	—	(259,437)

(977,317)	307,108	(12,174,424)	(1,387,080)	(208,679,279)	46,041	(5,271,519)
30,742,641	2,429,298	12,174,424	42,098,505	208,679,279	322,694	25,068,400

$29,765,324	$2,736,406	$—	$40,711,425	$—	$368,735	$19,796,881

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Templeton Global Bond VIP Fund Class 2

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(480,529)	$362,826
Net realized gain/(loss) from sale of investments	2,578,375	(439,390)
Reinvested realized gain distributions	2,112,291	—
Net change in unrealized appreciation/(depreciation) of investments	15,003,750	(302,598)

Net increase/(decrease) resulting from operations	19,213,887	(379,162)

2020 Contract Transactions
Contract purchase payments	774,515	3,255
Transfers between investment divisions, net	(2,361,642)	133,786
Transfers on account of death	(661,869)	(91,977)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,661,649)	(1,074,863)
Contract fees	—	(670)
Transfers-rider fees and other	31,305	(237)

Net increase/(decrease) from contract transactions	(4,879,340)	(1,030,706)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	14,334,547	(1,409,868)
Net Assets at December 31, 2019	32,099,101	5,823,803

Net Assets at December 31, 2020	$46,433,648	$4,413,935

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(619,037)	$(60,020)
Net realized gain/(loss) from sale of investments	5,827,524	(430,230)
Reinvested realized gain distributions	4,333,852	—
Net change in unrealized appreciation/(depreciation) of investments	(4,808,053)	225,183

Net increase/(decrease) resulting from operations	4,734,286	(265,067)

2021 Contract Transactions
Contract purchase payments	3,484,743	94,137
Transfers between investment divisions, net	(403,885)	16,832
Transfers on account of death	(3,711,736)	(79,625)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,457,838)	(1,086,759)
Contract fees	—	(480)
Transfers-rider fees and other	(13,724)	(304)

Net increase/(decrease) from contract transactions	(5,102,440)	(1,056,199)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(368,154)	(1,321,266)
Net Assets at December 31, 2020	46,433,648	4,413,935

Net Assets at December 31, 2021	$46,065,494	$3,092,669

See notes to financial statements.

B-38

Investment Options
Templeton Growth VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Income VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Franklin Growth & Income VIP Fund Class 2	MFS New Discovery Series Service Class

1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 10/22/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021

$30,176	$3,441,638	$158,904	$18,641	$98,263	$666,096	$(616,986)
(33,257)	(6,359,764)	(59,109)	(61,825)	(6,973,573)	(895,709)	3,172,558
—	—	3,031	57,359	4,715,271	5,975,232	4,125,312
86,836	1,624,353	(149,117)	(153,666)	7,287,080	(4,883,481)	8,810,164

83,755	(1,293,773)	(46,291)	(139,491)	5,127,041	862,138	15,491,048

52,115	395,009	2,531	4,657	98,663	334,782	117,799
34,468	27,490,046	49,067	54,497	7,828,889	(1,087,796)	(9,962,292)
(71,607)	(911,308)	(94,455)	(4,388)	(302,471)	(1,263,737)	(214,012)
(208,535)	(10,867,258)	(506,093)	(266,415)	(5,002,933)	(1,926,212)	(2,568,531)
(822)	(10,773)	(650)	(237)	(6,129)	—	(2,857)
(7,167)	(2,754,910)	(3,372)	(2,021)	(996,012)	21,475	(627,933)

(201,548)	13,340,806	(552,972)	(213,907)	1,620,007	(3,921,488)	(13,257,826)

—	—	—	—	—	—	—

(117,793)	12,047,033	(599,263)	(353,398)	6,747,048	(3,059,350)	2,233,222
2,610,147	187,091,655	4,090,944	1,898,664	75,973,070	31,197,465	44,066,393

$2,492,354	$199,138,688	$3,491,681	$1,545,266	$82,720,118	$28,138,115	$46,299,615

$(10,823)	$1,189,371	$103,284	$23,293	$(186,107)	$411,455	$(645,721)
(62,003)	12,169,991	(12,991)	40,835	13,939,196	1,243,664	6,222,201
—	—	—	—	2,001,971	2,007,656	7,777,594
160,886	778,784	389,903	204,931	836,037	1,992,911	(12,563,602)

88,060	14,138,146	480,196	269,059	16,591,097	5,655,686	790,472

35,127	266,015	7,108	32,049	129,508	317,611	77,716
18,898	(191,295,886)	114,496	(1,465,309)	(91,371,131)	(30,716,325)	(2,767,114)
(13,058)	(965,621)	(18,593)	(21,495)	(447,211)	(742,997)	(289,055)
(347,962)	(18,899,350)	(639,803)	(355,927)	(6,755,014)	(2,651,206)	(5,342,984)
(608)	(7,239)	(557)	(187)	(4,484)	—	(2,248)
(7,170)	(2,374,753)	(4,761)	(3,456)	(862,883)	(884)	(610,494)

(314,773)	(213,276,834)	(542,110)	(1,814,325)	(99,311,215)	(33,793,801)	(8,934,179)

—	—	—	—	—	—	—

(226,713)	(199,138,688)	(61,914)	(1,545,266)	(82,720,118)	(28,138,115)	(8,143,707)
2,492,354	199,138,688	3,491,681	1,545,266	82,720,118	28,138,115	46,299,615

$2,265,641	$—	$3,429,767	$—	$—	$—	$38,155,908

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS VIT II Income Portfolio Series Service Class	MFS Total Return Series Service Class

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,390	$23,173
Net realized gain/(loss) from sale of investments	8,086	231,050
Reinvested realized gain distributions	—	129,202
Net change in unrealized appreciation/(depreciation) of investments	18,848	(80,807)

Net increase/(decrease) resulting from operations	32,324	302,618

2020 Contract Transactions
Contract purchase payments	1,500	22,413
Transfers between investment divisions, net	3,334	(308,270)
Transfers on account of death	—	(118,559)
Transfers for annuity benefits, surrenders and partial withdrawals	(163,890)	(1,064,055)
Contract fees	(167)	(2,347)
Transfers-rider fees and other	(269)	(10,791)

Net increase/(decrease) from contract transactions	(159,492)	(1,481,609)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(127,168)	(1,178,991)
Net Assets at December 31, 2019	492,740	5,958,262

Net Assets at December 31, 2020	$365,572	$4,779,271

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,222	$69
Net realized gain/(loss) from sale of investments	1,721	150,695
Reinvested realized gain distributions	14,873	221,812
Net change in unrealized appreciation/(depreciation) of investments	(26,760)	165,258

Net increase/(decrease) resulting from operations	(4,944)	537,834

2021 Contract Transactions
Contract purchase payments	750	3,086
Transfers between investment divisions, net	8,668	(213,215)
Transfers on account of death	—	(68,063)
Transfers for annuity benefits, surrenders and partial withdrawals	(20,631)	(628,263)
Contract fees	(137)	(1,749)
Transfers-rider fees and other	(206)	(10,618)

Net increase/(decrease) from contract transactions	(11,556)	(918,822)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(16,500)	(380,988)
Net Assets at December 31, 2020	365,572	4,779,271

Net Assets at December 31, 2021	$349,072	$4,398,283

See notes to financial statements.

B-40

Investment Options
MFS Technology Portfolio Service Class	MFS VIT II International Intrinsic Value Fund	MFS Blended Research Core Equity Portfolio Service Class	Invesco Oppenheimer International Growth Fund	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$(408,662)	$(50,222)	$(23,791)	$(34,777)	$(5,873)	$(3,331)	$(6,510)
6,127,716	234,164	933,463	56,275	(5,168)	(2,042)	49
—	187,738	2,511,858	67,558	—	—	87,561
4,388,498	1,239,826	3,174,484	838,207	25,856	80,666	27,188

10,107,552	1,611,506	6,596,014	927,263	14,815	75,293	108,288

77,188	25,776	123,933	46,962	21,003	1,459	120
(8,077,812)	(345,168)	(2,749,251)	(317,682)	40,325	93,791	(38,172)
(138,834)	(150,925)	(254,778)	(169,210)	(8,288)	(11,433)	(71,685)
(2,131,035)	(302,185)	(1,390,462)	(135,141)	(167,592)	(73,362)	(16,833)
(2,120)	—	(2,607)	—	(262)	(265)	—
(416,389)	319	(730,075)	91	(128)	207	—

(10,689,002)	(772,183)	(5,003,240)	(574,980)	(114,942)	10,397	(126,570)

—	—	—	—	—	—	—

(581,450)	839,323	1,592,774	352,283	(100,127)	85,690	(18,282)
28,437,847	9,142,597	51,706,539	5,354,662	1,287,522	796,393	1,241,568

$27,856,397	$9,981,920	$53,299,313	$5,706,945	$1,187,395	$882,083	$1,223,286

$(426,505)	$(92,357)	$(320,845)	$(61,656)	$(13,953)	$25,807	$(16,978)
5,336,684	3,417,698	2,877,077	1,989,478	2,408	14,764	9,867
1,554,391	268,998	3,839,026	952	—	—	111,230
(3,089,840)	(3,121,000)	7,395,711	(1,321,719)	(19,848)	(11,465)	7,180

3,374,730	473,339	13,790,969	607,055	(31,393)	29,106	111,299

57,120	807,912	86,216	114,737	6,513	2,048	2,284
(117,167)	(9,835,452)	(5,165,266)	(5,810,962)	191,462	(83,715)	—
(200,365)	(935,328)	(345,537)	(240,560)	—	(5,866)	(3,675)
(4,439,844)	(491,583)	(3,551,023)	(377,252)	(199,630)	(67,455)	(145,535)
(1,679)	—	(2,169)	—	(194)	(222)	—
(401,320)	(808)	(769,129)	37	(70)	(11)	—

(5,103,255)	(10,455,259)	(9,746,908)	(6,314,000)	(1,919)	(155,221)	(146,926)

—	—	—	—	—	—	—

(1,728,525)	(9,981,920)	4,044,061	(5,706,945)	(33,312)	(126,115)	(35,627)
27,856,397	9,981,920	53,299,313	5,706,945	1,187,395	882,083	1,223,286

$26,127,872	$—	$57,343,374	$—	$1,154,083	$755,968	$1,187,659

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Mid Cap Value VCT Portfolio Class II

	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$24,993	$(635,418)
Net realized gain/(loss) from sale of investments	9,279	(3,533,941)
Reinvested realized gain distributions	—	5,306,865
Net change in unrealized appreciation/(depreciation) of investments	24,080	2,738,080

Net increase/(decrease) resulting from operations	58,352	3,875,586

2020 Contract Transactions
Contract purchase payments	8,181	164,999
Transfers between investment divisions, net	(23,895)	15,554,540
Transfers on account of death	(40,848)	(906,016)
Transfers for annuity benefits, surrenders and partial withdrawals	(62,406)	(9,660,338)
Contract fees	—	(10,441)
Transfers-rider fees and other	(64)	(2,528,032)

Net increase/(decrease) from contract transactions	(119,032)	2,614,712

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(60,680)	6,490,298
Net Assets at December 31, 2019	2,030,614	164,647,311

Net Assets at December 31, 2020	$1,969,934	$171,137,609

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,609	$(786,958)
Net realized gain/(loss) from sale of investments	15,485	35,374,985
Reinvested realized gain distributions	34,104	—
Net change in unrealized appreciation/(depreciation) of investments	(63,600)	4,097,504

Net increase/(decrease) resulting from operations	(2,402)	38,685,531

2021 Contract Transactions
Contract purchase payments	16,593	202,662
Transfers between investment divisions, net	—	(192,524,035)
Transfers on account of death	(93,561)	(926,555)
Transfers for annuity benefits, surrenders and partial withdrawals	(115,175)	(14,382,818)
Contract fees	—	(7,350)
Transfers-rider fees and other	—	(2,185,044)

Net increase/(decrease) from contract transactions	(192,143)	(209,823,140)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(194,545)	(171,137,609)
Net Assets at December 31, 2020	1,969,934	171,137,609

Net Assets at December 31, 2021	$1,775,389	$—

See notes to financial statements.

B-42

Investment Options
Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB	Putnam VT Multi Asset Absolute Return Fund Class IB

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$903,861	$39,112	$8,671	$132,072	$422,221	$206,991	$(16,808)
198,421	(10,660)	86,016	37,851	(99,805)	1,440,214	(12,559)
—	—	—	—	—	7,983,480	—
3,015,830	(249,421)	640,235	163,947	13,861	(2,989,385)	(94,247)

4,118,112	(220,969)	734,922	333,870	336,277	6,641,300	(123,614)

129,163	290,470	345,451	47,464	86,070	260,811	3,980
1,377,285	(639,852)	538,726	(141,906)	136,852	8,401,219	(18,895)
(1,451,238)	(414,021)	(423,757)	(114,135)	(129,872)	(655,120)	(20,946)
(2,335,047)	(879,134)	(186,011)	(135,457)	(489,091)	(7,685,579)	(18,096)
(2,637)	—	—	—	—	(7,490)	—
(686,811)	17,360	1,307	1,658	4,596	(1,931,156)	—

(2,969,285)	(1,625,177)	275,716	(342,376)	(391,445)	(1,617,315)	(53,957)

—	—	—	—	—	—	—

1,148,827	(1,846,146)	1,010,638	(8,506)	(55,168)	5,023,985	(177,571)
65,664,693	15,422,603	9,137,135	5,016,863	7,848,270	131,998,651	1,476,229

$66,813,520	$13,576,457	$10,147,773	$5,008,357	$7,793,102	$137,022,636	$1,298,658

$388,557	$(52,655)	$199,849	$107,676	$347,989	$(255,116)	$(15,126)
346,162	827,527	157,736	33,695	19,983	8,785,350	(35,156)
1,823,923	—	—	—	—	5,510,998	—
(3,366,856)	2,026,459	146,427	(244,447)	(7,716)	17,719,549	43,187

(808,214)	2,801,331	504,012	(103,076)	360,256	31,760,781	(7,095)

226,072	1,781,139	950,539	15,376	86,546	337,649	29,601
8,735,013	(145,917)	854,047	(93,196)	(127,083)	(16,700,718)	(109,278)
(999,935)	(1,558,144)	(325,733)	(87,196)	(153,155)	(1,118,592)	(74,917)
(4,713,648)	(2,028,839)	(334,906)	(282,630)	(635,700)	(17,769,934)	(86,900)
(2,171)	—	—	—	—	(6,076)	—
(703,659)	3,496	13,686	(3)	32	(1,956,633)	21

2,541,672	(1,948,265)	1,157,633	(447,649)	(829,360)	(37,214,304)	(241,473)

—	—	—	—	—	—	—

1,733,458	853,066	1,661,645	(550,725)	(469,104)	(5,453,523)	(248,568)
66,813,520	13,576,457	10,147,773	5,008,357	7,793,102	137,022,636	1,298,658

$68,546,978	$14,429,523	$11,809,418	$4,457,632	$7,323,998	$131,569,113	$1,050,090

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Putnam VT Small Cap Value Fund Class IB	Putnam VT Multi-Cap Core Fund Class IB

	1/1/2020 to 12/31/2021	1/1/2020 to 10/22/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(25,795)	$(601,294)
Net realized gain/(loss) from sale of investments	(803,484)	3,513,800
Reinvested realized gain distributions	—	4,417,732
Net change in unrealized appreciation/(depreciation) of investments	1,228,655	10,207,387

Net increase/(decrease) resulting from operations	399,376	17,537,625

2020 Contract Transactions
Contract purchase payments	44,507	247,193
Transfers between investment divisions, net	342,416	(6,046,166)
Transfers on account of death	(117,840)	(607,761)
Transfers for annuity benefits, surrenders and partial withdrawals	(235,061)	(6,407,866)
Contract fees	(168)	(6,822)
Transfers-rider fees and other	(50,444)	(1,749,809)

Net increase/(decrease) from contract transactions	(16,590)	(14,571,231)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	382,786	2,966,394
Net Assets at December 31, 2019	8,008,158	119,634,942

Net Assets at December 31, 2020	$8,390,944	$122,601,336

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$(60,511)	$(651,297)
Net realized gain/(loss) from sale of investments	(264,857)	48,130,463
Reinvested realized gain distributions	—	11,079,561
Net change in unrealized appreciation/(depreciation) of investments	3,218,968	(29,684,163)

Net increase/(decrease) resulting from operations	2,893,600	28,874,564

2021 Contract Transactions
Contract purchase payments	57,667	161,200
Transfers between investment divisions, net	(1,640,345)	(138,341,945)
Transfers on account of death	(107,272)	(596,877)
Transfers for annuity benefits, surrenders and partial withdrawals	(520,346)	(11,164,684)
Contract fees	(158)	(4,588)
Transfers-rider fees and other	(54,002)	(1,529,006)

Net increase/(decrease) from contract transactions	(2,264,456)	(151,475,900)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	629,144	(122,601,336)
Net Assets at December 31, 2020	8,390,944	122,601,336

Net Assets at December 31, 2021	$9,020,088	$—

See notes to financial statements.

B-44

Investment Options
ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS/ Red Rocks Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	ClearBridge Variable Small Cap Growth Portfolio Class II

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$26,830	$169,846	$5,448	$(133,560)	$(924,635)	$(30,334)	$(165,699)
(51,331)	241,751	(4,943)	456,542	15,435,713	39,782	822,369
—	28,626	—	815,894	5,887,423	48,661	1,010,080
(552,553)	(435,301)	17,467	697,717	5,426,002	(114,271)	2,708,195

(577,054)	4,922	17,972	1,836,593	25,824,503	(56,162)	4,374,945

13,458	54,095	1,290	81,781	291,327	9,675	90,586
2,716	(66,125)	(13,310)	(534,782)	(21,476,308)	(64,775)	(1,203,022)
(79,581)	(976,704)	—	(165,356)	(405,824)	(232,925)	(192,527)
(53,611)	(61,900)	(15,438)	(797,633)	(3,660,697)	(63,344)	(887,197)
—	—	—	—	(4,377)	—	(193)
601	26,656	—	338	(900,989)	5,766	(48,261)

(116,417)	(1,023,978)	(27,458)	(1,415,652)	(26,156,868)	(345,603)	(2,240,614)

—	—	—	—	—	—	—

(693,471)	(1,019,056)	(9,486)	420,941	(332,365)	(401,765)	2,134,331
2,241,807	2,951,842	533,414	11,592,973	67,172,349	5,106,191	11,797,539

$1,548,336	$1,932,786	$523,928	$12,013,914	$66,839,984	$4,704,426	$13,931,870

$11,023	$56,074	$1,747	$(124,095)	$(500,579)	$72,299	$(193,963)
42,450	158,615	10,040	1,169,391	11,417,927	53,884	1,372,883
—	—	—	1,066,617	9,287,505	—	1,759,400
503,455	204,374	45,522	(441,567)	(9,385,737)	349,625	(1,409,491)

556,928	419,063	57,309	1,670,346	10,819,116	475,808	1,528,829

21,531	39,610	2,012	191,457	1,856,787	38,122	520,002
(3,116)	(2,158)	100,933	(172,841)	(3,023,817)	22,311	(263,976)
(41,935)	(151,819)	—	(640,743)	(1,974,362)	(25,857)	(632,579)
(116,167)	(173,954)	(53,623)	(1,983,406)	(6,598,390)	(169,039)	(1,462,105)
—	—	—	—	(3,378)	—	(176)
(222)	36	—	1,222	(865,976)	(80)	(48,412)

(139,909)	(288,285)	49,322	(2,604,311)	(10,609,136)	(134,543)	(1,887,246)

—	—	—	—	—	—	—

417,019	130,778	106,631	(933,965)	209,980	341,265	(358,417)
1,548,336	1,932,786	523,928	12,013,914	66,839,984	4,704,426	13,931,870

$1,965,355	$2,063,564	$630,559	$11,079,949	$67,049,964	$5,045,691	$13,573,453

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Franklin Mutli-Asset Dynamic Mutli- Strategy VIT	Merger Fund VL

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,544	$(31,895)
Net realized gain/(loss) from sale of investments	(6,307)	31,987
Reinvested realized gain distributions	—	5,765
Net change in unrealized appreciation/(depreciation) of investments	(93,766)	126,727

Net increase/(decrease) resulting from operations	(97,529)	132,584

2020 Contract Transactions
Contract purchase payments	750	10,104
Transfers between investment divisions, net	(44,378)	(46,145)
Transfers on account of death	(99,259)	(308,486)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,407)	(54,437)
Contract fees	—	—
Transfers-rider fees and other	3,741	2,331

Net increase/(decrease) from contract transactions	(153,553)	(396,633)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(251,082)	(264,049)
Net Assets at December 31, 2019	973,449	2,507,816

Net Assets at December 31, 2020	$722,367	$2,243,767

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,602	$(28,161)
Net realized gain/(loss) from sale of investments	3,744	33,228
Reinvested realized gain distributions	—	97,835
Net change in unrealized appreciation/(depreciation) of investments	69,041	(107,227)

Net increase/(decrease) resulting from operations	79,387	(4,325)

2021 Contract Transactions
Contract purchase payments	—	91,159
Transfers between investment divisions, net	—	—
Transfers on account of death	(6,679)	(42,321)
Transfers for annuity benefits, surrenders and partial withdrawals	(47,667)	(188,865)
Contract fees	—	—
Transfers-rider fees and other	—	15

Net increase/(decrease) from contract transactions	(54,346)	(140,012)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	25,041	(144,337)
Net Assets at December 31, 2020	722,367	2,243,767

Net Assets at December 31, 2021	$747,408	$2,099,430

See notes to financial statements.

B-46

Investment Options
Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$(521)	$(5,886)	$(128,979)	$(825)	$325	$(7,188)	$(5,937)
4,912	(23,401)	150,011	45,391	(961)	(19,240)	(301,800)
—	—	626,478	58,511	1,038	—	66,284
34,677	70,331	1,782,366	345,321	(1,445)	193,039	109,719

39,068	41,044	2,429,876	448,398	(1,043)	166,611	(131,734)

4,970	8,012	55,100	43,119	1,614	75	1,785
(86,006)	(8,145)	(208,374)	(239,932)	661	(14,623)	(46,246)
—	(13,762)	(165,015)	(92,546)	—	(20,395)	(76,813)
(25,353)	(59,467)	(216,947)	(109,379)	(9,666)	(36,282)	(506,609)
—	—	—	—	—	—	—
5	(2)	587	13,937	(10)	1,721	—

(106,384)	(73,364)	(534,649)	(384,801)	(7,401)	(69,504)	(627,883)

—	—	—	—	—	—	—

(67,316)	(32,320)	1,895,227	63,597	(8,444)	97,107	(759,617)
695,335	1,408,760	9,261,318	3,975,945	59,815	1,055,205	4,091,420

$628,019	$1,376,440	$11,156,545	$4,039,542	$51,371	$1,152,312	$3,331,803

$(8,548)	$(11,335)	$(153,076)	$(19,496)	$1,242	$(13,566)	$(27,524)
15,338	9,336	899,593	315,040	—	76,513	(85,936)
15,465	—	725,414	—	3,877	—	69,716
20,155	297,539	(227,809)	(196,274)	6,039	134,430	1,438,910

42,410	295,540	1,244,122	99,270	11,158	197,377	1,395,166

1,712	11,101	1,206,596	65,528	285	616	47,673
—	1,171	(42,655)	(54,498)	46,930	19,763	59,518
(8,415)	(41,986)	(1,486,182)	(83,726)	—	(27,124)	(108,934)
(116,686)	(84,333)	(817,998)	(664,568)	—	(204,713)	(421,836)
—	—	—	—	—	—	—
—	106	(1,475)	148	—	—	11

(123,389)	(113,941)	(1,141,714)	(737,116)	47,215	(211,458)	(423,568)

—	—	—	—	—	—	—

(80,979)	181,599	102,408	(637,846)	58,373	(14,081)	971,598
628,019	1,376,440	11,156,545	4,039,542	51,371	1,152,312	3,331,803

$547,040	$1,558,039	$11,258,953	$3,401,696	$109,744	$1,138,231	$4,303,401

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4

	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$9,822	$9,754
Net realized gain/(loss) from sale of investments	7,806	12,776
Reinvested realized gain distributions	9,429	12,193
Net change in unrealized appreciation/(depreciation) of investments	181,708	45,195

Net increase/(decrease) resulting from operations	208,765	79,918

2020 Contract Transactions
Contract purchase payments	74,649	20,150
Transfers between investment divisions, net	(21,532)	372,808
Transfers on account of death	(14,791)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(70,257)	(27,876)
Contract fees	—	—
Transfers-rider fees and other	2,261	1,226

Net increase/(decrease) from contract transactions	(29,670)	366,308

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	179,095	446,226
Net Assets at December 31, 2019	2,111,007	801,805

Net Assets at December 31, 2020	$2,290,102	$1,248,031

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$8,673	$1,942
Net realized gain/(loss) from sale of investments	32,497	13,543
Reinvested realized gain distributions	78,635	43,425
Net change in unrealized appreciation/(depreciation) of investments	186,197	(80,494)

Net increase/(decrease) resulting from operations	306,002	(21,584)

2021 Contract Transactions
Contract purchase payments	40,618	166,262
Transfers between investment divisions, net	23,105	170,793
Transfers on account of death	(138,260)	(327,171)
Transfers for annuity benefits, surrenders and partial withdrawals	(48,873)	(18,323)
Contract fees	—	—
Transfers-rider fees and other	9,469	23,678

Net increase/(decrease) from contract transactions	(113,941)	15,239

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	192,061	(6,345)
Net Assets at December 31, 2020	2,290,102	1,248,031

Net Assets at December 31, 2021	$2,482,163	$1,241,686

See notes to financial statements.

B-48

Investment Options
American Funds Insurance Series Global Growth Fund Class 4	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4

1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021	1/1/2020 to 12/31/2021

$(6,985)	$715	$(14,404)	$(2,680)	$10,928
34,259	(8,560)	102,844	(36,948)	67,078
18,415	10,586	30,510	35,330	50,463
101,243	68,324	480,004	191,992	1,057

146,932	71,065	598,954	187,694	129,526

92,126	202,347	223,976	100,567	102,792
(104,299)	152,723	390,346	28,385	1,325,257
—	—	(75,296)	(181,033)	—
(7,233)	(12,086)	(244,873)	(45,165)	(57,452)
—	—	—	—	—
1,835	—	515	24,114	1,077

(17,571)	342,984	294,668	(73,132)	1,371,674

—	—	—	—	—

129,361	414,049	893,622	114,562	1,501,200
603,194	334,891	1,013,591	1,105,250	575,939

$732,555	$748,940	$1,907,213	$1,219,812	$2,077,139

$(8,179)	$4,575	$(26,742)	$(3,768)	$(3,520)
15,490	7,912	234,874	12,834	(26,509)
42,150	21,569	297,927	16,181	160,299
63,206	76,192	(77,279)	277,118	(171,987)

112,667	110,248	428,780	302,365	(41,717)

75,709	191,928	1,216,453	88,256	55,988
69,463	154,807	(79,556)	280,124	(422,418)
—	(49,463)	(227,979)	—	—
(50,046)	(29,076)	(152,992)	(33,000)	(87,129)
—	—	—	—	—
86	(340)	1,112	—	(85)

95,212	267,856	757,038	335,380	(453,644)

—	—	—	—	—

207,879	378,104	1,185,818	637,745	(495,361)
732,555	748,940	1,907,213	1,219,812	2,077,139

$940,434	$1,127,044	$3,093,031	$1,857,557	$1,581,778

B-49

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2021)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The ninety investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Value Fund Series II
(formerly Invesco V.I. Value Opportunities Fund Series II)

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class B

BlackRock Global Allocation V.I. Fund Class III

BlackRock Advantage Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio — Small Company
Growth Fund Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio
Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio
Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Multi-Asset Dynamic Multi-Strategy VIT
(formerly QS Legg Mason Dynamic Multi-Strategy VIT)

MFS® New Discovery Series Service Class

MFS® VIT II Income Portfolio Series Service Class

MFS® Total Return Series Service Class

MFS® Technology Portfolio Service Class

MFS® Blended Research Core Equity Portfolio
Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO VIT Balanced Allocation Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Advisor Class

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Delaware Ivy VIP Global Bond Fund Class II
(formerly Ivy VIP Global Bond Fund Class II)

B-50

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

Delaware Ivy VIP High Income Fund Class II
(formerly Ivy VIP High Income Fund Class II)

Putnam VT Large Cap Value Fund Class IB
(formerly Putnam VT Equity Income Fund Class IB)

Putnam VT Multi Asset Absolute Return Fund Class IB

Putnam VT Small Cap Value Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Global Opportunity Portfolio Class III

DWS Alternative Asset Allocation VIP Class B

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Global Technology & Innovation Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

VanEck VIP Global Resources Fund – Class S
(formerly VanEck VIP Global Hard Assets Service Class)

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series The Bond Fund of America Class 4
(formerly American Funds Insurance Series Bond Fund Class 4)

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Capital World Growth and Income Fund Class 4
(formerly American Funds Insurance Series Global Growth and Income Fund Class 4)

American Funds Insurance Series Growth Fund Class 4

American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S. Government Securities Fund
(formerly American Funds Insurance Series U.S Government/AAA-Rated Securities Fund Class 4)

The below funds were part of a fund substitution and are no longer available as an investment option under this contract:

Existing Fund	Replacement Fund	Date
BlackRock Advantage Large Cap Core V.I. Fund Class III	Guardian Integrated Research VIP Fund	October 22, 2021
Columbia Variable Portfolio – Small Cap Value Fund Class 2	Guardian Small Mid Cap Core VIP Fund	October 22, 2021
Fidelity VIP Equity-Income Portfolio Service Class 2	Guardian All Cap Core VIP Fund	October 22, 2021
Fidelity VIP Mid Cap Portfolio Service Class 2	Guardian Select Mid Cap Core VIP Fund	October 22, 2021
AB VPS Growth and Income Portfolio Class B	Guardian Strategic Large Cap Core VIP Fund	October 22, 2021
Templeton Foreign VIP Fund Class 2	Guardian International Value VIP Fund	October 22, 2021
Franklin Mutual Shares VIP Fund Class 2	Guardian Growth & Income VIP Fund	October 22, 2021
Franklin Small Cap Value VIP Fund Class 2	Guardian Small Mid Cap Core VIP Fund	October 22, 2021
Franklin Growth & Income VIP Fund Class 2	Guardian Strategic Large Cap Core VIP Fund	October 22, 2021
MFS® VIT II International Intrinsic Value Fund	Guardian International Value VIP Fund	October 22, 2021
Invesco Oppenheimer International Growth Fund	Guardian International Growth VIP Fund	October 22, 2021
Pioneer Mid Cap Value VCT Portfolio Class II	Guardian Small Mid Cap Core VIP Fund	October 22, 2021
Putnam VT Multi-Cap Core Fund Class IB	Guardian Strategic Large Cap Core VIP Fund	October 22, 2021

The below fund was part of the fund reorganization and the “Existing Fund” was acquired by the “Replacement Fund”:

Existing Fund	Replacement Fund	Date
Invesco V.I. Value Opportunities Fund Series II	Invesco V.I American Value Fund Series II	April 30, 2021

The below funds were liquidated and no longer available as an investment option under this contract in 2020:

Existing Fund	Replacement Fund	Date
Columbia Variable Portfolio-Asset Allocation Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	April 24, 2020
CTIVPSM – AQR Managed Futures Strategy Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	April 24, 2020
Value Line VIP Equity Advantage	Fidelity VIP Government Money Market Portfolio Service Class 2	July 15, 2020

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A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2021, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2021, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net

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December 31, 2021 (continued)

asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2021, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $7,049,738,447.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2021, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2021, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$69,749,853	$66,018,232
Guardian Diversified Research VIP Fund	1,507,669	42,676,550
Guardian Growth & Income VIP Fund	5,719,783	60,226,181
Guardian Integrated Research VIP Fund	309,878,106	20,950,161
Guardian International Growth VIP Fund	18,963,178	32,763,431
Guardian International Value VIP Fund	213,112,048	42,652,475
Guardian Large Cap Disciplined Growth VIP Fund	23,187,375	127,744,512
Guardian Large Cap Disciplined Value VIP Fund	7,814,852	72,545,540
Guardian Large Cap Fundamental Growth VIP Fund	25,764,772	88,059,182
Guardian Mid Cap Relative Value VIP Fund	11,092,980	82,324,231
Guardian Mid Cap Traditional Growth VIP Fund	317,376	28,214,218
Guardian U.S. Government Securities VIP Fund	60,002,535	43,974,020
Guardian Total Return Bond VIP Fund	70,244,906	46,988,284
Guardian Global Utilities VIP Fund	6,228,824	15,752,821
Guardian Multi-Sector Bond VIP Fund	58,184,466	49,588,731
Guardian Small Cap Core VIP Fund	12,210,610	120,157,267
Guardian All Cap Core VIP Fund	12,291,760	478,410
Guardian Select Mid Cap Core VIP Fund	211,018,288	13,965,472
Guardian Small Mid Cap Core VIP Fund	366,082,416	18,554,091
Guardian Strategic Large Cap Core VIP Fund	365,665,673	11,812,294
Victory RS Large Cap Alpha VIP Series	13,053,414	88,166,051
Victory 500 Index VIP Series	5,147,334	8,629,884
Victory High Yield VIP Series	2,492,775	2,597,471
Victory INCORE Low Duration Bond VIP Series	50,785,097	40,083,102
Victory RS Small Cap Growth Equity VIP Series	1,867,407	3,894,737
Victory RS International VIP Series	1,687,960	5,922,447
Victory Sophus Emerging Markets VIP Series	797,524	2,634,499
Victory INCORE Investment Quality Bond VIP Series	97,067,138	70,702,662
Gabelli Capital Asset Fund	492,854	619,992
Value Line Centurion Fund	55,487	128,005
Value Line Strategic Asset Management Trust	811,940	992,434
Value Line VIP Equity Advantage	1,931	1,931
Invesco V.I American Value Fund Series II (formerly Invesco V.I. Value Opportunities Fund Series II)	104,506	130,025
Invesco V.I. Global Real Estate Fund Series II	65,895	54,375
Invesco V.I. Balanced-Risk Allocation Fund Series II	658,905	1,422,560
AB VPS Growth and Income Portfolio Class B	2,843,935	267,614,398
AB VPS Global Thematic Growth Portfolio Class B	147,218	298,533
AB VPS Dynamic Asset Allocation Portfolio Class B	107,773	417,167
BlackRock Global Allocation V.I. Fund Class III	571,988	537,407
BlackRock Advantage Large Cap Core V.I. Fund Class III	9,672,366	367,953,402
BlackRock Advantage Large Cap Value V.I. Fund Class III	1,084,085	711,946
Columbia Variable Portfolio-Small Cap Value Fnd Class 2	8,107,377	163,221,697
Columbia Variable Portfolio-Small Company Growth Fund Class 2	277,343	1,180,124
Davis Financial Portfolio	537,480	257,630
Davis Real Estate Portfolio	143,970	311,937
Davis Value Portfolio	7,228,009	8,528,569
Fidelity VIP Balanced Portfolio Service Class 2	280,443	191,231
Fidelity VIP Equity-Income Portfolio Service Class 2	415,381	14,663,596
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	8,404,988	7,534,490
Fidelity VIP Mid Cap Portfolio Service Class 2	5,219,847	257,233,148
Fidelity VIP Overseas Portfolio Service Class 2	28,786	17,899
Fidelity VIP Government Money Market Portfolio Service Class 2	6,400,027	11,414,090

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NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

	Purchases	Sales
Fidelity VIP Growth Opportunities Portfolio Service Class 2	$7,674,836	$9,063,424
Templeton Global Bond VIP Fund Class 2	288,890	1,406,089
Templeton Growth VIP Fund Class 2	97,873	423,334
Templeton Foreign VIP Fund Class 2	13,780,394	225,914,312
Franklin Income VIP Fund Class 2	234,009	672,663
Franklin Mutual Shares VIP Fund Class 2	84,487	1,887,114
Franklin Small Cap Value VIP Fund Class 2	8,107,509	105,628,027
Franklin Growth &Income VIP Fund Class 2	3,051,681	34,440,316
MFS New Discovery Series Service Class	12,274,037	14,076,622
MFS VIT II Income Portfolio Series Service Class	34,487	25,668
MFS Total Return Series Service Class	381,539	1,078,418
MFS Technology Series Service Class	4,275,608	8,251,473
MFS VIT II International Intrinsic Value Fund	1,062,603	11,353,517
MFS Blended Research Core Equity Portfolio Service Class	4,439,980	10,667,517
Invesco Oppenheimer International Growth Fund	171,810	6,558,043
PIMCO Low Duration Portfolio Advisor Class	217,775	233,976
PIMCO Real Return Portfolio Advisor Class	40,728	170,629
PIMCO VIT Balanced Allocation Portfolio Advisor Class	112,755	166,170
PIMCO Dynamic Bond Portfolio Advisor Class	87,474	233,090
Pioneer Mid Cap Value VCT Portfolio Class II	6,566,901	217,206,090
Pioneer Bond VCT Portfolio Class II	13,103,554	8,349,459
American Century VP Mid Cap Value Fund Class II	1,664,271	3,665,760
American Century VP Inflation Protection Fund Class II	2,985,182	1,627,009
Delaware Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund Class II)	203,162	544,018
Delaware Ivy VIP High Income Fund Class II (formerly Ivy Funds VIP High Income Fund Class II)	697,716	1,178,288
Putnam VT Large Cap Value Fund Class IB (formerly Putnam VT Equity Income Fund Class IB )	8,069,946	40,028,112
Putnam VT Multi Asset Absolute Return Fund Class IB	23,840	280,313
Putnam VT Small Cap Value Fund Class IB	313,501	2,637,481
Putnam VT Multi Cap Core Fund Class IB	12,204,032	153,277,133
ALPS/Alerian Energy Infrastructure Portfolio Class III	63,472	191,105
ALPS/Red Rocks Global Opportunity Portfolio Class III	122,509	354,122
DWS Alternative Asset Allocation VIP Class B	112,345	60,528
Janus Henderson Enterprise Portfolio Service Shares	1,278,693	2,941,111
Janus Henderson Global Technology & Innovation Portfolio Service Shares	16,067,766	17,889,767
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	310,635	372,793
ClearBridge Variable Small Cap Growth Portfolio Class II	2,701,492	3,021,338
Franklin Mutli-Asset Dynamic Multi-Strategy VIT (formerly QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	17,212	64,345
The Merger Fund VL	188,328	257,507
Guggenheim VT Multi-Hedge Strategies Fund	16,221	132,145
Guggenheim VT Long Short Equity Fund	13,875	137,167
T. Rowe Price Health Sciences Portfolio II	1,790,010	2,359,310
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	174,430	932,343
Morgan Stanley VIF Global Infrastructure Portfolio Class II	53,600	—
VanEck VIP Global Resources Fund – Class S (formerly VanEck VIP Global Hard Assets Service Class)	91,413	316,404
Virtus Duff & Phelps Real Estate Securities Series	195,417	576,725
American Funds Insurance Series Asset Allocation Fund Class 4	174,789	200,957
American Funds Insurance Series The Bond Fund of America Class 4 (formerly American Funds Insurance Series Bond Fund Class 4)	395,887	335,001
American Funds Insurance Series Global Growth Fund Class 4	169,569	40,370
American Funds Insurance Series Capital World Growth and Income Fund Class 4 (formerly American Funds Insurance Series Global Growth and Income Fund Class 4)	382,626	88,529

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The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

	Purchases	Sales
American Funds Insurance Series Growth Fund Class 4	$1,505,912	$476,582
American Funds Insurance Series Growth and Income Fund Class 4	399,743	51,222
American Funds Insurance Series U.S. Government Securities Fund (formerly American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4)	411,866	709,268

Total	$2,204,487,041	$3,206,066,246

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2021 and 2020, contract fees amounted to $421,771 and $521,223, respectively, and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

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December 31, 2021 (continued)

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, through a reduction of the unit value, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2021 and 2020, these rider fees amounted to $91,286,816 and $91,695,161, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital

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NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Core Plus Fixed Income VIP Fund

• Guardian Diversified Research VIP Fund

• Guardian Growth & Income VIP Fund

• Guardian Integrated Research VIP Fund

• Guardian International Growth VIP Fund

• Guardian International Value VIP Fund

• Guardian Large Cap Disciplined Growth VIP Fund

• Guardian Large Cap Disciplined Value VIP Fund

• Guardian All Cap Core VIP Fund

• Guardian Select Mid Cap Core VIP Fund

• Guardian Small Mid Cap Core VIP Fund

• Guardian Strategic Large Cap Core VIP Fund

• Guardian Large Cap Fundamental Growth VIP Fund

• Guardian Mid Cap Relative Value VIP Fund

• Guardian Mid Cap Traditional Growth VIP Fund

• Guardian U.S. Government Securities VIP Fund

• Guardian Total Return Bond VIP Fund

• Guardian Global Utilities VIP Fund

• Guardian Multi-Sector Bond VIP Fund

• Guardian Small Cap Core VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Delaware Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0% and thereafter

For the years ended December 31, 2021 and 2020, contingent deferred sales charges were $2,409,018 and $1,665,649.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2021 and 2020, were as follows:

	2021			2020
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Core Plus Fixed Income VIP Fund	6,764,792	5,950,635	814,157	504,676	3,143,623	(2,638,947)
Guardian Diversified Research VIP Fund	16,058	2,046,023	(2,029,965)	14,005	2,280,115	(2,266,110)
Guardian Growth & Income VIP Fund	127,648	3,552,149	(3,424,501)	1,929,348	1,143,240	786,108
Guardian Integrated Research VIP Fund	27,032,326	848,080	26,184,246	1,065	94,352	(93,287)
Guardian International Growth VIP Fund	671,096	1,378,252	(707,156)	53,756	2,599,077	(2,545,321)
Guardian International Value VIP Fund	16,280,145	3,049,051	13,231,094	1,612,181	1,768,382	(156,201)
Guardian Large Cap Disciplined Growth VIP Fund	63,989	4,558,922	(4,494,933)	66,177	9,908,843	(9,842,666)
Guardian Large Cap Disciplined Value VIP Fund	97,264	3,982,872	(3,885,608)	2,217,246	1,418,120	799,126
Guardian Large Cap Fundamental Growth VIP Fund	43,441	2,800,884	(2,757,443)	51,227	6,282,937	(6,231,710)
Guardian Mid Cap Relative Value VIP Fund	41,628	4,448,633	(4,407,005)	2,034,462	1,550,573	483,889
Guardian Mid Cap Traditional Growth VIP Fund	21,948	1,301,830	(1,279,882)	21,150	894,324	(873,174)
Guardian U.S. Government Securities VIP Fund	6,121,355	4,180,609	1,940,746	921,017	2,528,551	(1,607,534)
Guardian Total Return Bond VIP Fund	7,053,590	4,322,948	2,730,642	682,726	2,691,423	(2,008,697)
Guardian Global Utilities VIP Fund	377,120	1,112,303	(735,183)	481,327	768,133	(286,806)
Guardian Multi-Sector Bond VIP Fund	5,803,401	4,534,687	1,268,714	892,760	2,828,909	(1,936,149)
Guardian Small Cap Core VIP Fund	50,283	8,308,794	(8,258,511)	4,601,005	2,452,711	2,148,294
Guardian All Cap Core VIP Fund	1,212,900	34,214	1,178,686	—	—	—
Guardian Select Mid Cap Core VIP Fund	20,394,822	653,406	19,741,416	—	—	—
Guardian Small Mid Cap Core VIP Fund	35,868,793	1,019,734	34,849,059	—	—	—
Guardian Strategic Large Cap Core VIP Fund	36,526,190	1,108,400	35,417,790	—	—	—
Victory RS Large Cap Alpha VIP Series	14,482	2,016,535	(2,002,053)	1,363,504	962,643	400,861
Victory 500 Index VIP Series	5,974	176,175	(170,201)	10,431	195,388	(184,957)
Victory High Yield VIP Series	44,798	69,542	(24,744)	21,501	65,318	(43,817)
Victory INCORE Low Duration Bond VIP Series	4,495,982	3,562,736	933,246	949,359	2,167,931	(1,218,572)
Victory RS Small Cap Growth Equity VIP Series	8,996	72,071	(63,075)	1,167	106,005	(104,838)
Victory RS International VIP Series	3,236	205,412	(202,176)	92,796	168,910	(76,114)
Victory Sophus Emerging Markets VIP Series	19,576	125,945	(106,369)	15,020	120,580	(105,560)
Victory INCORE Investment Quality Bond VIP Series	5,926,736	4,952,890	973,846	521,923	3,144,759	(2,622,836)
Gabelli Capital Asset Fund	1,129	18,001	(16,872)	4,973	35,833	(30,860)
Value Line Centurion Fund	269	3,913	(3,644)	31	23,209	(23,178)
Value Line Strategic Asset Management Trust	5,919	25,976	(20,057)	7,570	23,659	(16,089)
Value Line VIP Equity Advantage	—	—	—	5,316	188,112	(182,796)
Invesco V.I American Value Fund Series II (formerly Invesco V.I. Value Opportunities Fund Series II)	3,661	5,431	(1,770)	1,107	1,680	(573)
Invesco V.I. Global Real Estate Fund Series II	802	580	222	1,460	817	643
Invesco V.I. Government Securities Fund Series II	—	—	—	53	53	—
Invesco V.I. Balanced-Risk Allocation Fund Series II	32,587	106,081	(73,494)	43,043	114,404	(71,361)
AB VPS Growth and Income Portfolio Class B	15,122	14,977,654	(14,962,532)	2,031,185	1,274,022	757,163
AB VPS Global Thematic Growth Portfolio Class B	245	10,465	(10,220)	198	6,267	(6,069)
AB VPS Real Estate Investment Portfolio Class B	—	—	—	23	23	—
AB VPS Dynamic Asset Allocation Portfolio Class B	1,825	25,588	(23,763)	2,847	22,109	(19,262)
BlackRock Global Allocation V.I. Fund Class III	7,346	26,167	(18,821)	10,352	57,557	(47,205)
BlackRock Advantage Large Cap Core V.I. Fund Class III	10,899	8,309,228	(8,298,329)	30,018	1,482,185	(1,452,167)
BlackRock Advantage Large Cap Value V.I. Fund Class III	6,577	3,037	3,540	2,946	10,809	(7,863)

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December 31, 2021 (continued)

	2021			2020
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Columbia Variable Portfolio-Asset Allocation Class 2	—	—	—	80	43,329	(43,249)
Columbia Variable Portfolio-Small Cap Value Fnd Class 2	6,968	4,709,945	(4,702,977)	700,868	427,550	273,318
Columbia Variable Portfolio-Small Company Growth Fund Class 2	1,201	14,255	(13,054)	11,518	676	10,842
CTIVPSM – AQR Managed Futures Strategy Class 2	—	—	—	—	4,960	(4,960)
Davis Financial Portfolio	11,201	7,175	4,026	629	11,547	(10,918)
Davis Real Estate Portfolio	4,780	11,868	(7,088)	727	15,337	(14,610)
Davis Value Portfolio	1,727	207,992	(206,265)	5,287	158,103	(152,816)
Fidelity VIP Balanced Portfolio Service Class 2	2,128	4,732	(2,604)	8,501	34,937	(26,436)
Fidelity VIP Equity-Income Portfolio Service Class 2	906	510,058	(509,152)	29,051	79,104	(50,053)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	395,036	430,156	(35,120)	120,992	333,694	(212,702)
Fidelity VIP Mid Cap Portfolio Service Class 2	8,255	5,461,749	(5,453,494)	38,376	669,572	(631,196)
Fidelity VIP Overseas Portfolio Service Class 2	15	352	(337)	411	1,833	(1,422)
Fidelity VIP Government Money Market Portfolio Service Class 2	427,725	917,371	(489,646)	1,279,840	792,589	487,251
Fidelity VIP Growth Opportunities Portfolio Service Class 2	146,174	244,405	(98,231)	32,669	190,388	(157,719)
Templeton Global Bond VIP Fund Class 2	24,436	127,534	(103,098)	27,288	110,742	(83,454)
Templeton Growth VIP Fund Class 2	2,694	18,686	(15,992)	6,727	19,596	(12,869)
Templeton Foreign VIP Fund Class 2	17,936	13,748,346	(13,730,410)	2,299,052	1,163,959	1,135,093
Franklin Income VIP Fund Class 2	4,659	27,244	(22,585)	3,244	27,463	(24,219)
Franklin Mutual Shares VIP Fund Class 2	1,137	68,019	(66,882)	6,106	16,831	(10,725)
Franklin U.S. Government Securities VIP Fund Class 2	—	—	—	919	919	—
Franklin Small Cap Value VIP Fund Class 2	3,064	2,295,638	(2,292,574)	327,432	224,904	102,528
Franklin Growth &Income VIP Fund Class 2	15,877	1,568,549	(1,552,672)	46,214	291,029	(244,815)
MFS New Discovery Series Service Class	1,728	148,885	(147,157)	3,284	308,085	(304,801)
MFS VIT II Income Portfolio Series Service Class	548	1,202	(654)	1,360	11,404	(10,044)
MFS Total Return Series Service Class	132	39,098	(38,966)	1,159	76,567	(75,408)
MFS Utilities Series Service Class	—	—	—	103	103	—
MFS Technology Series Service Class	8,634	140,834	(132,200)	3,295	392,843	(389,548)
MFS VIT II International Intrinsic Value Fund	37,994	547,481	(509,487)	5,394	49,309	(43,915)
MFS Blended Research Core Equity Portfolio Service Class	4,653	523,001	(518,348)	8,991	344,230	(335,239)
Invesco Oppenheimer International Growth Fund	7,010	374,811	(367,801)	5,440	49,795	(44,355)
Invesco Oppenheimer Main St Small Cap Fund	—	—	—	143	143	—
Invesco Oppenheimer Global Strategy Income Fund	—	—	—	551	551	—
PIMCO Low Duration Portfolio Advisor Class	17,293	17,697	(404)	5,247	16,110	(10,863)
PIMCO Real Return Portfolio Advisor Class	138	10,504	(10,366)	7,294	6,846	448
PIMCO Total Return Portfolio Advisor Class	—	—	—	836	836	—
PIMCO VIT Balanced Allocation Portfolio Advisor Class	146	9,899	(9,753)	1,667	11,361	(9,694)
PIMCO Dynamic Bond Portfolio Advisor Class	8,251	25,693	(17,442)	3,473	15,014	(11,541)
Pioneer Mid Cap Value VCT Portfolio Class II	6,514	6,246,506	(6,239,992)	758,482	546,952	211,530
Pioneer Bond VCT Portfolio Class II	932,545	697,124	235,421	121,355	407,469	(286,114)
American Century VP Mid Cap Value Fund Class II	170,342	254,506	(84,164)	28,279	135,725	(107,446)
American Century VP Inflation Protection Fund Class II	224,306	127,311	96,995	127,411	103,606	23,805
Delaware Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund Class II)	28,183	66,585	(38,402)	26,273	55,008	(28,735)
Delaware Ivy VIP High Income Fund Class II (formerly Ivy Funds VIP High Income Fund Class II)	32,407	96,483	(64,076)	35,254	64,741	(29,487)

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December 31, 2021 (continued)

	2021			2020
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Putnam VT Large Cap Value Fund Class IB (formerly Putnam VT Equity Income Fund Class IB )	9,533	949,502	(939,969)	325,318	343,531	(18,213)
Putnam VT Multi Asset Absolute Return Fund Class IB	7,608	33,627	(26,019)	1,951	7,439	(5,488)
Putnam VT Small Cap Value Fund Class IB	22,716	166,043	(143,327)	76,542	57,044	19,498
Putnam VT Multi Cap Core Fund Class IB	8,253	7,171,241	(7,162,988)	18,886	938,441	(919,555)
ALPS/Alerian Energy Infrastructure Portfolio Class III	9,978	24,488	(14,510)	9,398	24,629	(15,231)
ALPS/Red Rocks Global Opportunity Portfolio Class III	10,680	26,091	(15,411)	7,481	85,299	(77,818)
DWS Alternative Asset Allocation VIP Class B	8,472	4,435	4,037	247	2,976	(2,729)
Janus Henderson Enterprise Portfolio Service Shares	27,921	113,200	(85,279)	4,457	62,430	(57,973)
Janus Henderson Global Technology & Innovation Portfolio Service Shares	63,437	325,734	(262,297)	17,001	985,496	(968,495)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	12,692	21,400	(8,708)	7,391	33,670	(26,279)
ClearBridge Variable Small Cap Growth Portfolio Class II	43,104	108,077	(64,973)	6,614	117,384	(110,770)
Franklin Mutli-Asset Dynamic Multi-Strategy VIT (formerly QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	—	4,520	(4,520)	2,226	16,440	(14,214)
The Merger Fund VL	9,281	20,830	(11,549)	5,297	39,860	(34,563)
Guggenheim VT Multi-Hedge Strategies Fund	751	11,608	(10,857)	471	10,662	(10,191)
Guggenheim VT Long Short Equity Fund	4,275	13,176	(8,901)	2,088	9,290	(7,202)
T. Rowe Price Health Sciences Portfolio II	61,892	94,783	(32,891)	8,401	28,966	(20,565)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	15,712	68,577	(52,865)	9,822	44,101	(34,279)
Morgan Stanley VIF Global Infrastructure Portfolio Class II	3,820	—	3,820	1,007	1,588	(581)
VanEck VIP Global Resources Fund – Class S (formerly VanEck VIP Global Hard Assets Service Class)	4,341	28,576	(24,235)	5,648	17,180	(11,532)
Virtus Duff & Phelps Real Estate Securities Series	8,592	31,199	(22,607)	8,841	50,911	(42,070)
American Funds Insurance Series Asset Allocation Fund Class 4	4,972	12,960	(7,988)	21,474	25,399	(3,925)
American Funds Insurance Series The Bond Fund of America Class 4 (formerly American Funds Insurance Series Bond Fund Class 4)	31,867	30,846	1,021	40,255	7,075	33,180
American Funds Insurance Series Global Growth Fund Class 4	8,627	3,944	4,683	7,618	10,068	(2,450)
American Funds Insurance Series Capital World Growth and Income Fund Class 4 (formerly American Funds Insurance Series Global Growth and Income Fund Class 4)	24,175	6,998	17,177	29,071	1,939	27,132
American Funds Insurance Series Growth Fund Class 4	60,594	30,835	29,759	37,546	19,937	17,609
American Funds Insurance Series Growth and Income Fund Class 4	21,182	1,936	19,246	37,279	38,487	(1,208)
American Funds Insurance Series U.S. Government Securities Fund (formerly American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4)	5,157	47,129	(41,972)	142,063	10,952	131,111

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the

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NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

lowest and highest expense ratio.    The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund(6)	2021	32,054,207	$10.32	to	$11.30	$344,710,899	0.75%	to	2.15%	0.00%	-2.14%	to	-0.75%
	2020	31,240,050	10.54	to	11.39	340,810,858	0.75%	to	2.15%	0.00%	5.11%	to	6.61%
	2019	33,878,997	10.03	to	10.68	349,126,542	0.75%	to	2.15%	0.00%	6.02%	to	7.53%
	2018	36,702,396	9.46	to	9.93	354,268,431	0.75%	to	2.15%	0.00%	-3.41%	to	-2.03%
	2017	1,316,669	9.89	to	10.14	13,025,483	0.75%	to	1.40%	0.00%	1.39%	to	2.15%
Guardian Diversified Research VIP Fund(6)	2021	8,958,667	$17.25	to	$20.53	$176,644,741	0.75%	to	2.05%	0.00%	21.51%	to	23.11%
	2020	10,988,632	14.20	to	16.68	177,998,600	0.75%	to	2.05%	0.00%	17.73%	to	19.29%
	2019	13,254,742	12.03	to	13.98	181,298,760	0.75%	to	2.20%	0.00%	30.94%	to	32.87%
	2018	14,160,754	10.52	to	11.26	147,547,492	0.75%	to	2.15%	0.00%	-8.41%	to	-7.11%
	2017	951,988	11.33	to	12.36	11,816,426	0.75%	to	1.75%	0.00%	13.26%	to	19.85%
Guardian Growth & Income VIP Fund(6)	2021	11,833,781	$16.82	to	$17.08	$190,500,442	0.75%	to	2.15%	0.00%	25.48%	to	27.27%
	2020	15,258,282	13.22	to	13.61	195,508,514	0.75%	to	2.15%	0.00%	-0.08%	to	1.35%
	2019	14,472,174	13.04	to	13.62	184,215,056	0.75%	to	2.15%	0.00%	21.31%	to	23.03%
	2018	15,583,295	10.60	to	11.23	161,971,017	0.75%	to	2.15%	0.00%	-10.06%	to	-8.78%
	2017	803,118	11.58	to	12.55	10,124,168	1.25%	to	1.75%	0.00%	15.80%	to	17.99%
Guardian Integrated Research VIP Fund	2021	26,958,594	$19.47	to	$19.54	$319,641,228	0.75%	to	2.15%	0.00%	25.39%	to	27.18%
	2020	774,348	15.36	to	16.05	12,426,914	0.75%	to	1.40%	0.00%	17.54%	to	18.32%
	2019	867,635	12.90	to	13.49	11,845,333	1.00%	to	1.75%	0.00%	24.86%	to	25.82%
	2018	900,514	10.25	to	10.81	9,811,115	1.00%	to	1.75%	0.00%	-9.91%	to	-9.22%
	2017	949,185	11.99	to	12.05	11,438,834	1.40%	to	1.75%	0.00%	17.82%	to	18.24%
Guardian International Growth VIP Fund(6)	2021	9,139,081	$17.11	to	$17.39	$148,742,670	0.75%	to	2.15%	0.00%	8.41%	to	9.95%
	2020	9,846,237	15.79	to	15.82	146,899,837	0.75%	to	2.15%	0.00%	25.41%	to	27.20%
	2019	12,391,558	12.44	to	12.59	146,461,154	0.75%	to	2.15%	0.00%	29.30%	to	31.14%
	2018	14,478,989	9.48	to	9.74	131,125,024	0.75%	to	2.15%	0.00%	-20.54%	to	-19.40%
	2017	267,290	11.77	to	12.38	3,304,887	0.75%	to	1.40%	0.00%	17.67%	to	29.25%
Guardian International Value VIP Fund(6)	2021	34,486,763	$12.36	to	$13.18	$411,739,831	0.75%	to	2.15%	0.00%	3.14%	to	4.60%
	2020	21,255,669	10.76	to	12.60	234,218,030	0.75%	to	2.05%	0.00%	6.09%	to	7.50%
	2019	21,411,870	10.14	to	11.72	220,907,878	0.75%	to	2.05%	0.00%	18.90%	to	20.47%
	2018	24,142,148	8.53	to	9.73	208,063,110	0.75%	to	2.05%	0.00%	-15.81%	to	-14.72%
	2017	944,332	11.55	to	11.58	10,935,409	0.75%	to	1.40%	0.00%	15.53%	to	20.82%
Guardian Large Cap Disciplined Growth VIP Fund(6)	2021	22,427,023	$20.04	to	$25.62	$502,291,685	0.75%	to	2.30%	0.00%	17.64%	to	19.49%
	2020	26,921,956	17.03	to	21.44	508,546,166	0.75%	to	2.30%	0.00%	33.28%	to	35.38%
	2019	36,764,622	12.78	to	15.84	516,634,343	0.75%	to	2.30%	0.00%	36.35%	to	38.49%
	2018	8,380,194	9.37	to	11.43	80,681,382	0.75%	to	2.30%	0.00%	-6.28%	to	-1.93%
	2017	648,938	11.66	to	12.38	8,063,356	0.75%	to	1.75%	0.00%	16.59%	to	26.38%
Guardian Large Cap Disciplined Value VIP Fund(6)	2021	12,771,536	$13.51	to	$16.18	$218,984,811	0.75%	to	2.30%	0.00%	26.89%	to	28.89%
	2020	16,657,144	10.65	to	12.55	223,350,584	0.75%	to	2.30%	0.00%	-1.12%	to	0.44%
	2019	15,858,018	10.77	to	12.50	213,065,582	0.75%	to	2.30%	0.00%	20.58%	to	22.48%
	2018	16,774,855	8.93	to	10.20	185,228,046	0.75%	to	2.30%	0.00%	-11.56%	to	-10.68%
	2017	1,207,126	11.54	to	12.55	15,217,733	0.75%	to	1.75%	0.00%	15.37%	to	17.12%
Guardian Large Cap Fundamental Growth VIP Fund(6)	2021	16,114,152	$18.49	to	$23.27	$340,538,844	0.75%	to	2.30%	0.00%	18.82%	to	20.69%
	2020	18,871,595	15.56	to	19.28	332,806,258	0.75%	to	2.30%	0.00%	27.73%	to	29.74%
	2019	25,103,305	12.18	to	14.86	343,357,602	0.75%	to	2.30%	0.00%	28.88%	to	30.91%
	2018	19,827,593	9.45	to	11.35	217,344,265	0.75%	to	2.30%	0.00%	-5.49%	to	-2.54%
	2017	924,474	12.50	to	12.50	11,558,418	1.40%	to	1.40%	0.00%	23.28%	to	23.28%
Guardian Mid Cap Relative Value VIP Fund(6)	2021	14,143,774	$16.16	to	$16.44	$235,502,463	0.75%	to	2.15%	0.00%	26.08%	to	27.88%
	2020	18,550,779	12.64	to	13.04	243,631,122	0.75%	to	2.15%	0.00%	0.59%	to	2.03%
	2019	18,066,890	12.39	to	12.96	234,166,081	0.75%	to	2.15%	0.00%	32.60%	to	34.49%
	2018	20,949,991	9.21	to	9.77	203,219,079	0.75%	to	2.15%	0.00%	-16.31%	to	-15.12%
	2017	838,435	10.85	to	11.80	9,890,226	0.75%	to	1.40%	0.00%	8.50%	to	9.64%

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December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Mid Cap Traditional Growth VIP Fund(6)	2021	5,707,024	$20.77	to	$20.94	$123,040,553	0.75%	to	2.15%	0.00%	14.62%	to	16.25%
	2020	6,986,906	18.01	to	18.13	130,506,853	0.75%	to	2.15%	0.00%	16.59%	to	18.25%
	2019	7,860,080	15.23	to	15.55	125,025,700	0.75%	to	2.15%	0.00%	33.27%	to	35.17%
	2018	9,281,072	11.27	to	11.67	110,005,227	0.75%	to	2.15%	0.00%	-5.61%	to	-4.26%
	2017	644,565	11.77	to	12.42	8,039,810	0.75%	to	1.75%	0.00%	17.71%	to	25.10%
Guardian U.S. Government Securities VIP Fund(5)(7)	2021	27,243,561	$9.79	to	$9.98	$270,983,494	1.30%	to	2.15%	0.00%	-4.56%	to	-3.74%
	2020	25,302,815	10.26	to	10.36	261,804,864	1.30%	to	2.15%	0.00%	3.04%	to	3.93%
	2019	26,910,349	9.95	to	9.97	268,275,329	1.30%	to	2.15%	0.00%	-0.46%	to	-0.28%
Guardian Total Return Bond VIP Fund(5)(7)	2021	34,438,834	$10.08	to	$10.31	$354,026,807	1.30%	to	2.30%	0.00%	-3.11%	to	-2.13%
	2020	31,708,192	10.40	to	10.53	333,440,382	1.30%	to	2.30%	0.00%	4.23%	to	5.29%
	2019	33,716,889	9.98	to	10.00	337,151,636	1.30%	to	2.30%	0.00%	-0.19%	to	0.02%
Guardian Global Utilities VIP Fund(5)(7)	2021	7,306,663	$11.87	to	$12.09	$88,100,174	1.30%	to	2.15%	0.00%	13.86%	to	14.84%
	2020	8,041,846	10.42	to	10.53	84,549,982	1.30%	to	2.15%	0.00%	1.95%	to	2.83%
	2019	8,328,652	10.22	to	10.24	85,271,657	1.30%	to	2.15%	0.00%	2.23%	to	2.41%
Guardian Multi-Sector Bond VIP Fund(5)(7)	2021	30,311,290	$10.24	to	$10.43	$315,300,913	1.30%	to	2.15%	0.00%	-2.14%	to	-1.30%
	2020	29,042,576	10.46	to	10.57	306,494,777	1.30%	to	2.15%	0.00%	4.78%	to	5.68%
	2019	30,978,725	9.98	to	10.00	309,760,798	1.30%	to	2.15%	0.00%	-0.16%	to	0.02%
Guardian Small Cap Core VIP Fund(5)(7)	2021	21,857,929	$12.75	to	$13.04	$284,110,561	1.30%	to	2.30%	0.00%	15.03%	to	16.19%
	2020	30,116,440	11.08	to	11.22	337,361,526	1.30%	to	2.30%	0.00%	0.08%	to	1.09%
	2019	27,968,146	11.08	to	11.10	310,329,452	1.30%	to	2.30%	0.00%	10.75%	to	10.99%
Guardian All Cap Core VIP Fund(13)	2021	1,178,686	$10.21	to	$10.23	$12,057,065	1.45%	to	2.20%	0.00%	2.14%	to	2.30%
Guardian Select Mid Cap Core VIP Fund(13)	2021	19,741,416	$10.03	to	$10.05	$198,411,490	1.30%	to	2.30%	0.00%	0.33%	to	0.53%
Guardian Small Mid Cap Core VIP Fund(13)	2021	34,849,059	$10.04	to	$10.06	$350,603,967	1.30%	to	2.30%	0.00%	0.43%	to	0.63%
Guardian Strategic Large Cap Core VIP Fund(13)	2021	35,417,790	$10.27	to	$10.30	$364,453,823	0.75%	to	2.15%	0.00%	2.75%	to	3.04%
Victory RS Large Cap Alpha VIP Series	2021	8,612,076	$31.38	to	$40.39	$337,607,762	1.30%	to	2.20%	1.06%	20.79%	to	21.89%
	2020	10,614,129	25.98	to	33.14	341,970,683	1.30%	to	2.20%	1.41%	-2.63%	to	-1.74%
	2019	10,213,268	26.68	to	33.72	334,760,340	1.30%	to	2.20%	0.99%	28.29%	to	29.46%
	2018	12,318,481	20.80	to	26.05	312,371,399	1.30%	to	2.20%	0.04%	-10.99%	to	-10.18%
	2017	14,101,382	23.37	to	29.00	398,463,936	1.30%	to	2.20%	1.05%	16.07%	to	17.12%
Victory 500 Index VIP Series	2021	718,557	$34.60	to	$61.74	$31,849,325	1.30%	to	2.15%	1.17%	24.70%	to	25.77%
	2020	888,758	27.74	to	49.09	31,442,396	1.30%	to	2.15%	1.96%	17.55%	to	18.57%
	2019	1,073,715	23.60	to	41.40	32,047,720	1.30%	to	2.15%	1.40%	28.24%	to	29.34%
	2018	1,883,217	18.40	to	32.01	48,948,376	1.30%	to	2.15%	0.13%	-6.69%	to	-5.89%
	2017	2,129,660	19.72	to	34.01	58,248,841	1.30%	to	2.15%	1.77%	19.00%	to	20.02%
Victory High Yield VIP Series	2021	431,488	$17.18	to	$25.79	$9,939,125	1.30%	to	2.30%	5.37%	3.43%	to	4.48%
	2020	456,232	16.61	to	24.68	10,057,339	1.30%	to	2.30%	6.98%	5.45%	to	6.52%
	2019	500,049	15.76	to	23.17	10,331,113	1.30%	to	2.30%	6.92%	13.24%	to	14.39%
	2018	583,451	13.91	to	20.26	10,609,703	1.30%	to	2.30%	0.50%	-2.00%	to	-1.01%
	2017	714,576	14.20	to	20.46	13,202,214	1.30%	to	2.30%	5.73%	7.43%	to	8.52%
Victory INCORE Low Duration Bond VIP Series	2021	22,692,948	$9.62	to	$11.44	$246,242,805	1.30%	to	2.15%	1.61%	-1.17%	to	-0.32%
	2020	21,759,702	9.73	to	11.48	237,176,433	1.30%	to	2.15%	2.54%	2.09%	to	2.97%
	2019	22,978,274	9.53	to	11.15	243,605,101	1.30%	to	2.15%	1.91%	1.57%	to	2.44%
	2018	24,388,405	9.39	to	10.88	253,037,803	1.30%	to	2.15%	0.48%	-1.15%	to	-0.30%
	2017	26,829,837	9.50	to	10.91	279,934,119	1.30%	to	2.15%	1.43%	-0.54%	to	0.32%
Victory RS Small Cap Growth Equity VIP Series	2021	305,403	$31.66	to	$65.76	$13,389,686	1.30%	to	2.15%	0.00%	-12.35%	to	-11.60%
	2020	368,478	36.13	to	74.39	18,111,132	1.30%	to	2.15%	0.00%	35.09%	to	36.26%
	2019	473,316	35.86	to	54.59	17,109,467	1.30%	to	2.20%	0.00%	35.75%	to	36.98%
	2018	575,517	26.42	to	39.86	15,443,378	1.30%	to	2.20%	0.00%	-10.26%	to	-9.45%
	2017	674,893	29.44	to	44.01	20,143,305	1.30%	to	2.20%	0.00%	35.17%	to	36.40%
Victory RS International VIP Series	2021	1,099,297	$19.78	to	$31.28	$28,415,994	1.30%	to	2.30%	1.77%	11.75%	to	12.88%
	2020	1,301,473	17.70	to	27.71	29,802,226	1.30%	to	2.30%	2.74%	3.80%	to	4.85%
	2019	1,377,587	17.05	to	26.43	30,128,564	1.30%	to	2.30%	2.13%	19.98%	to	21.19%
	2018	1,704,365	14.21	to	21.81	30,862,541	1.30%	to	2.30%	0.83%	-12.71%	to	-11.82%
	2017	1,921,155	16.28	to	24.73	39,527,481	1.30%	to	2.30%	1.82%	22.81%	to	24.05%

B-63

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory Sophus Emerging Markets VIP Series	2021	365,432	$12.52	to	$28.67	$8,043,159	1.30%	to	2.30%	0.77%	-6.61%	to	-5.66%
	2020	471,801	13.40	to	30.39	10,409,689	1.30%	to	2.30%	1.95%	13.50%	to	14.65%
	2019	577,361	11.81	to	26.50	10,860,662	1.30%	to	2.30%	1.04%	20.31%	to	21.53%
	2018	690,805	9.82	to	21.81	10,727,822	1.30%	to	2.30%	0.79%	-20.82%	to	-20.02%
	2017	820,393	12.40	to	27.27	16,280,945	1.30%	to	2.30%	0.86%	39.61%	to	41.02%
Victory INCORE Investment Quality Bond VIP Series	2021	30,557,483	$14.00	to	$15.00	$422,055,307	1.30%	to	2.20%	2.12%	-2.40%	to	-1.52%
	2020	29,583,637	14.34	to	15.23	415,651,583	1.30%	to	2.20%	2.96%	5.97%	to	6.93%
	2019	32,206,473	13.53	to	14.25	423,721,122	1.30%	to	2.20%	2.71%	5.36%	to	6.32%
	2018	36,346,267	12.84	to	13.40	451,614,135	1.30%	to	2.20%	0.60%	-2.59%	to	-1.71%
	2017	39,532,152	13.19	to	13.63	503,046,738	1.30%	to	2.20%	2.34%	1.87%	to	2.80%
Gabelli Capital Asset Fund	2021	124,579	$30.37	to	$33.22	$4,072,867	1.45%	to	1.95%	0.45%	18.14%	to	18.73%
	2020	141,451	25.70	to	27.98	3,899,876	1.45%	to	1.95%	0.16%	4.27%	to	4.80%
	2019	172,311	24.65	to	26.70	4,530,840	1.45%	to	1.95%	0.32%	17.19%	to	17.78%
	2018	213,870	21.03	to	22.67	4,785,392	1.45%	to	1.95%	0.31%	-12.81%	to	-12.38%
	2017	268,343	24.13	to	25.87	6,834,346	1.45%	to	1.95%	0.26%	18.15%	to	18.74%
Value Line Centurion Fund	2021	17,468	$31.19	to	$34.13	$579,970	1.45%	to	1.95%	0.02%	17.35%	to	17.93%
	2020	21,112	26.58	to	28.94	597,862	1.45%	to	1.95%	0.08%	15.26%	to	15.84%
	2019	44,290	23.06	to	24.98	1,090,607	1.45%	to	1.95%	0.06%	30.48%	to	31.14%
	2018	49,546	17.67	to	19.05	932,120	1.45%	to	1.95%	0.23%	-1.72%	to	-1.23%
	2017	50,385	17.98	to	19.28	960,633	1.45%	to	1.95%	0.20%	17.39%	to	17.98%
Value Line Strategic Asset Management Trust	2021	112,371	$31.66	to	$42.74	$4,336,977	1.30%	to	2.05%	0.30%	13.50%	to	14.36%
	2020	132,428	27.90	to	37.37	4,508,647	1.30%	to	2.05%	0.50%	15.57%	to	16.44%
	2019	148,517	24.14	to	32.09	4,331,699	1.30%	to	2.05%	0.64%	25.03%	to	25.98%
	2018	185,840	19.31	to	25.47	4,329,635	1.30%	to	2.05%	0.73%	-1.94%	to	-1.20%
	2017	213,969	19.69	to	25.78	5,055,781	1.30%	to	2.05%	0.51%	14.50%	to	15.37%
Value Line VIP Equity Advantage Fund(9)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	182,796	11.93	to	11.94	2,257,378	0.75%	to	2.00%	4.09%	22.71%	to	24.28%
	2018	192,939	9.60	to	9.73	1,925,789	0.75%	to	2.00%	5.84%	-14.77%	to	-13.68%
	2017	213,372	11.12	to	11.41	2,483,319	0.75%	to	2.00%	0.36%	11.24%	to	19.53%
Invesco V.I. American Franchise Fund Series II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	398,252	16.92	to	18.14	7,210,017	1.45%	to	1.95%	0.00%	24.56%	to	25.19%
Invesco V.I American Value Fund Series II (formerly Invesco V.I. Value Opportunities Fund Series II)(12)	2021	25,473	$20.20	to	$22.10	$561,616	1.45%	to	1.95%	0.65%	29.51%	to	30.16%
	2020	27,243	15.60	to	16.98	461,209	1.45%	to	1.95%	0.09%	3.28%	to	3.80%
	2019	27,816	15.10	to	16.36	453,776	1.45%	to	1.95%	0.00%	27.60%	to	28.24%
	2018	48,084	11.84	to	12.76	611,183	1.45%	to	1.95%	0.00%	-20.92%	to	-20.52%
	2017	52,843	14.97	to	16.05	845,508	1.45%	to	1.95%	0.01%	14.95%	to	15.53%
Invesco V.I. Global Real Estate Fund Series II	2021	11,944	$27.74	to	$30.01	$350,931	1.30%	to	1.90%	2.78%	23.07%	to	23.81%
	2020	11,722	22.54	to	24.23	278,500	1.30%	to	1.90%	4.50%	-14.23%	to	-13.70%
	2019	11,079	26.28	to	28.08	303,812	1.30%	to	1.90%	3.28%	20.32%	to	21.05%
	2018	18,729	21.84	to	23.20	384,971	1.30%	to	1.90%	3.54%	-8.11%	to	-7.55%
	2017	21,238	23.77	to	25.09	486,375	1.30%	to	1.90%	3.08%	10.59%	to	11.26%
Invesco V.I. Government Securities Fund Series II(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	144,013	11.32	to	12.20	1,745,104	1.45%	to	1.95%	1.83%	-1.65%	to	-1.16%
	2017	180,462	11.51	to	12.35	2,214,646	1.45%	to	1.95%	1.81%	-0.26%	to	0.25%
Invesco V.I. Mid Cap Core Equity Fund Series II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,691,115	15.61	to	24.09	50,918,673	1.30%	to	2.15%	0.32%	12.20%	to	13.16%

B-64

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Core Equity Fund Series II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,604,300	15.62	to	24.74	164,209,542	1.30%	to	2.15%	0.80%	10.46%	to	11.41%
Invesco V.I. International Growth Fund Series II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,775,578	12.70	to	14.29	148,523,457	1.30%	to	2.15%	1.23%	20.10%	to	21.13%
Invesco V.I. Small Cap Equity Fund Series II(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	3,370,349	12.76	to	13.41	45,168,211	1.30%	to	2.15%	0.00%	-17.09%	to	-16.37%
	2017	3,612,080	15.26	to	16.18	57,939,614	1.30%	to	2.15%	0.00%	11.29%	to	12.25%
Invesco V.I. Comstock Fund Series II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	9,535,455	18.67	to	19.04	183,256,075	1.30%	to	2.15%	1.96%	15.06%	to	16.05%
Invesco V.I. Growth and Income Fund Series II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	230,155	22.63	to	24.27	5,522,757	1.45%	to	1.95%	1.23%	11.82%	to	12.38%
Invesco V.I. Balanced-Risk Allocation Fund Series II	2021	419,947	$13.33	to	$13.99	$6,235,080	0.75%	to	2.05%	2.84%	7.02%	to	8.44%
	2020	493,441	12.30	to	13.07	6,801,331	0.75%	to	2.05%	7.86%	7.73%	to	9.16%
	2019	564,802	11.26	to	12.13	7,150,215	0.75%	to	2.05%	0.00%	12.53%	to	14.02%
	2018	635,480	9.88	to	10.78	7,122,712	0.75%	to	2.05%	1.31%	-8.62%	to	-7.41%
	2017	715,898	11.80	to	12.38	8,725,813	1.00%	to	2.05%	3.81%	7.58%	to	8.73%
Alger Capital Appreciation Portfolio Class S(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	80,270	26.35	to	39.55	2,912,381	1.30%	to	2.30%	0.00%	27.75%	to	29.04%
AB VPS Growth and Income Portfolio Class B(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	14,962,532	13.95	to	14.45	215,542,781	1.30%	to	2.05%	1.33%	0.37%	to	1.14%
	2019	14,205,369	13.90	to	14.29	202,706,894	1.30%	to	2.05%	1.03%	21.09%	to	22.00%
	2018	16,155,677	11.48	to	11.71	189,226,726	1.30%	to	2.05%	0.73%	-7.77%	to	-7.07%
	2017	19,068,107	12.44	to	12.60	240,584,384	1.30%	to	2.05%	1.25%	16.17%	to	17.06%
AB VPS Large Cap Growth Portfolio Class B(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	64,426	24.64	to	26.55	1,697,983	1.45%	to	1.95%	0.00%	0.34%	to	0.84%
	2017	71,326	24.55	to	26.33	1,864,389	1.45%	to	1.95%	0.00%	29.12%	to	29.76%
AB VPS Global Thematic Growth Portfolio Class B	2021	35,350	$26.73	to	$29.25	$1,027,038	1.45%	to	1.95%	0.00%	20.19%	to	20.79%
	2020	45,570	22.24	to	24.21	1,084,489	1.45%	to	1.95%	0.45%	36.37%	to	37.06%
	2019	51,639	16.31	to	17.66	898,841	1.45%	to	1.95%	0.16%	27.26%	to	27.90%
	2018	67,141	12.81	to	13.81	917,497	1.45%	to	1.95%	0.00%	-11.73%	to	-11.29%
	2017	80,177	14.52	to	15.57	1,237,959	1.45%	to	1.95%	0.29%	33.65%	to	34.32%

B-65

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS Real Estate Investment Portfolio Class B(4)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	101,566	24.52	to	27.43	2,745,841	1.45%	to	2.20%	1.65%	-6.54%	to	-5.83%
	2017	113,851	26.23	to	29.13	3,279,963	1.45%	to	2.20%	1.56%	4.04%	to	4.83%
AB VPS Value Portfolio Class B(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	53,522	15.97	to	17.12	906,047	1.45%	to	1.95%	1.06%	11.09%	to	11.65%
AB VPS Dynamic Asset Allocation Portfolio Class B	2021	182,615	$13.53	to	$14.75	$2,647,978	1.00%	to	2.00%	1.57%	7.09%	to	8.18%
	2020	206,378	12.63	to	13.63	2,775,106	1.00%	to	2.00%	1.49%	2.76%	to	3.81%
	2019	225,640	12.29	to	13.13	2,931,067	1.00%	to	2.00%	1.82%	12.94%	to	14.09%
	2018	239,092	10.88	to	11.51	2,729,300	1.00%	to	2.00%	1.65%	-9.20%	to	-8.27%
	2017	278,901	11.99	to	12.55	3,468,700	1.00%	to	2.00%	1.82%	12.04%	to	13.18%
BlackRock Capital Appreciation V.I. Fund Class III(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	5,023,250	17.02	to	18.39	91,700,901	1.30%	to	2.30%	0.00%	-0.21%	to	0.80%
	2017	10,608,158	17.06	to	18.25	201,264,461	1.30%	to	2.30%	0.00%	29.90%	to	31.22%
BlackRock Global Allocation V.I. Fund Class III	2021	127,770	$17.85	to	$23.69	$2,469,189	1.30%	to	2.30%	0.81%	3.98%	to	5.03%
	2020	146,591	17.17	to	22.55	2,706,441	1.30%	to	2.30%	1.08%	17.94%	to	19.14%
	2019	193,796	14.56	to	18.93	3,062,314	1.30%	to	2.30%	1.00%	15.06%	to	16.22%
	2018	280,070	12.65	to	16.29	3,958,721	1.30%	to	2.30%	0.82%	-9.69%	to	-8.78%
	2017	309,888	14.01	to	17.86	4,888,928	1.30%	to	2.30%	1.25%	11.11%	to	12.23%
BlackRock Advantage Large Cap Core V.I. Fund Class III(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	8,298,329	26.15	to	40.22	303,481,955	1.30%	to	2.15%	0.85%	16.93%	to	17.94%
	2019	9,750,496	22.36	to	34.10	302,788,237	1.30%	to	2.15%	1.08%	25.81%	to	26.89%
	2018	11,152,509	17.78	to	26.88	273,771,072	1.30%	to	2.15%	1.15%	-7.53%	to	-6.74%
	2017	12,842,509	19.22	to	28.82	339,125,500	1.30%	to	2.15%	1.01%	19.35%	to	20.38%
BlackRock Advantage Large Cap Value V.I. Fund Class III	2021	46,308	$30.61	to	$35.77	$1,589,125	1.30%	to	2.05%	1.76%	23.64%	to	24.58%
	2020	42,768	24.76	to	28.71	1,184,126	1.30%	to	2.05%	1.46%	1.30%	to	2.07%
	2019	50,631	24.44	to	28.13	1,383,082	1.30%	to	2.05%	2.01%	22.06%	to	22.98%
	2018	64,937	20.02	to	22.87	1,440,918	1.30%	to	2.05%	2.56%	-10.33%	to	-9.65%
	2017	45,589	22.33	to	25.32	1,134,715	1.30%	to	2.05%	1.16%	14.47%	to	15.34%
Columbia Variable Portfolio – Asset Allocation Fund Class 2(10)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	43,249	18.88	to	26.02	1,080,067	1.30%	to	2.30%	1.62%	18.10%	to	19.30%
	2018	27,750	15.99	to	21.81	584,957	1.30%	to	2.30%	1.22%	-6.98%	to	-6.04%
	2017	29,170	17.19	to	23.21	656,284	1.30%	to	2.30%	1.77%	12.73%	to	13.87%
Columbia Variable Portfolio – Small Cap Value Fund Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	4,702,977	19.14	to	33.82	123,724,319	1.30%	to	2.15%	0.36%	6.26%	to	7.18%
	2019	4,429,659	18.01	to	31.55	109,020,300	1.30%	to	2.15%	0.26%	18.39%	to	19.41%
	2018	4,426,401	15.21	to	26.42	91,841,812	1.30%	to	2.15%	0.17%	-19.92%	to	-19.23%
	2017	4,650,876	19.00	to	32.71	120,381,383	1.30%	to	2.15%	0.33%	11.54%	to	12.50%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2021	8,178	$49.93	to	$71.06	$550,488	1.30%	to	2.05%	0.00%	-5.11%	to	-4.39%
	2020	21,232	54.61	to	74.32	1,516,286	1.30%	to	1.70%	0.00%	67.77%	to	68.45%
	2019	10,390	32.55	to	44.12	441,050	1.30%	to	1.70%	0.00%	38.01%	to	38.57%
	2018	13,341	23.59	to	31.84	396,647	1.30%	to	1.70%	0.00%	-3.66%	to	-3.27%
	2017	13,926	24.48	to	32.92	428,179	1.30%	to	1.70%	0.00%	26.65%	to	27.16%

B-66

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Large Cap Growth Fund Class 2(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	6,514	20.89	to	29.34	185,343	1.30%	to	2.05%	0.00%	25.23%	to	26.18%
CTIVPSM – Loomis Sayles Growth Fund(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	14,861	24.87	to	33.85	488,475	1.30%	to	2.30%	0.00%	29.65%	to	30.96%
CTIVPSM – AQR Managed Futures Strategy Fund Class 2(10)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	4,960	9.02	to	9.17	44,977	0.75%	to	1.35%	0.00%	-0.94%	to	-0.33%
	2018	4,817	9.10	to	9.20	44,006	0.75%	to	1.35%	0.00%	-9.00%	to	-8.44%
	2017	4,760	10.00	to	10.04	47,677	0.75%	to	1.35%	0.41%	0.02%	to	0.45%
Davis Financial Portfolio	2021	54,565	$29.90	to	$48.02	$1,773,022	1.30%	to	2.05%	1.47%	27.87%	to	28.84%
	2020	50,539	23.38	to	37.27	1,260,108	1.30%	to	2.05%	1.44%	-7.92%	to	-7.21%
	2019	61,457	25.39	to	40.17	1,655,749	1.30%	to	2.05%	1.43%	23.29%	to	24.22%
	2018	76,274	20.59	to	32.33	1,641,189	1.30%	to	2.05%	1.14%	-12.50%	to	-11.83%
	2017	93,277	23.53	to	36.67	2,262,770	1.30%	to	2.05%	0.68%	18.94%	to	19.84%
Davis Real Estate Portfolio	2021	86,390	$25.19	to	$27.39	$2,338,617	1.45%	to	1.95%	1.18%	39.23%	to	39.93%
	2020	93,478	18.09	to	19.57	1,810,378	1.45%	to	1.95%	1.97%	-9.87%	to	-9.42%
	2019	108,088	20.07	to	21.61	2,309,092	1.45%	to	1.95%	0.97%	23.30%	to	23.92%
	2018	118,769	16.28	to	17.44	2,050,512	1.45%	to	1.95%	2.65%	-6.66%	to	-6.20%
	2017	143,331	17.44	to	18.59	2,643,141	1.45%	to	1.95%	1.20%	6.15%	to	6.68%
Davis Value Portfolio	2021	1,020,034	$26.68	to	$29.01	$29,518,617	1.45%	to	1.95%	0.57%	15.56%	to	16.14%
	2020	1,226,299	23.08	to	24.98	30,551,512	1.45%	to	1.95%	0.69%	9.55%	to	10.10%
	2019	1,379,115	21.07	to	22.69	31,215,218	1.45%	to	1.95%	1.47%	28.62%	to	29.27%
	2018	1,741,065	16.38	to	17.55	30,492,447	1.45%	to	1.95%	0.83%	-15.28%	to	-14.86%
	2017	2,039,520	19.22	to	20.61	41,947,687	1.45%	to	2.00%	0.69%	20.19%	to	20.85%
Wells Fargo VT International Equity Fund Class 2(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	12,245,392	16.02	to	19.77	239,564,120	1.30%	to	2.05%	2.80%	21.80%	to	22.72%
Fidelity VIP Balanced Portfolio Service Class 2	2021	81,984	$29.52	to	$33.78	$2,735,661	1.45%	to	2.20%	0.73%	15.41%	to	16.28%
	2020	84,588	25.58	to	29.05	2,428,657	1.45%	to	2.20%	1.25%	19.45%	to	20.35%
	2019	111,024	21.41	to	24.14	2,647,106	1.45%	to	2.20%	1.47%	21.40%	to	22.32%
	2018	139,917	17.64	to	19.73	2,732,304	1.45%	to	2.20%	1.22%	-6.53%	to	-5.83%
	2017	161,691	18.87	to	20.95	3,353,128	1.45%	to	2.20%	1.23%	13.58%	to	14.43%
Fidelity VIP Contrafund Portfolio Service Class 2(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	16,046,599	16.92	to	30.71	381,064,087	1.30%	to	2.15%	0.43%	-8.64%	to	-7.85%
	2017	21,272,654	24.96	to	33.33	557,251,134	1.30%	to	2.20%	0.76%	18.93%	to	20.01%
Fidelity VIP Equity-Income Portfolio Service Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	509,152	21.07	to	23.93	12,133,964	1.45%	to	2.20%	1.63%	4.11%	to	4.89%
	2019	559,205	20.24	to	22.81	12,687,216	1.45%	to	2.20%	1.73%	24.33%	to	25.26%
	2018	698,790	16.28	to	18.21	12,649,871	1.45%	to	2.20%	1.96%	-10.54%	to	-9.86%
	2017	832,875	18.19	to	20.20	16,734,061	1.45%	to	2.20%	1.40%	10.19%	to	11.02%
Fidelity VIP Growth Portfolio Service Class 2(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	91,497	23.54	to	24.09	2,167,487	1.45%	to	2.00%	0.09%	32.13%	to	32.86%

B-67

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2021	2,617,570	$11.91	to	$15.37	$40,555,002	1.30%	to	2.05%	1.79%	-2.92%	to	-2.18%
	2020	2,652,690	12.27	to	15.71	42,059,532	1.30%	to	2.05%	2.02%	6.93%	to	7.74%
	2019	2,865,392	11.47	to	14.59	42,213,070	1.30%	to	2.05%	2.40%	7.17%	to	7.98%
	2018	3,369,304	10.71	to	13.51	46,031,567	1.30%	to	2.05%	2.12%	-2.81%	to	-2.08%
	2017	4,008,034	11.02	to	13.79	56,050,082	1.30%	to	2.05%	2.06%	1.87%	to	2.64%
Fidelity VIP Mid Cap Portfolio Service Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	5,453,494	24.05	to	39.25	208,508,664	1.30%	to	2.30%	0.39%	15.16%	to	16.33%
	2019	6,084,690	20.89	to	33.74	200,151,281	1.30%	to	2.30%	0.67%	20.35%	to	21.57%
	2018	6,658,777	17.35	to	27.76	180,027,326	1.30%	to	2.30%	0.40%	-16.72%	to	-15.88%
	2017	7,665,447	20.84	to	32.99	246,082,177	1.30%	to	2.30%	0.48%	17.78%	to	18.97%
Fidelity VIP Overseas Portfolio Service Class 2	2021	12,484	$22.46	to	$30.93	$368,735	1.30%	to	2.30%	0.33%	16.66%	to	17.84%
	2020	12,821	19.25	to	26.25	322,694	1.30%	to	2.30%	0.22%	12.69%	to	13.83%
	2019	14,243	17.08	to	23.06	314,550	1.30%	to	2.30%	1.38%	24.58%	to	25.84%
	2018	18,328	13.71	to	18.32	316,121	1.30%	to	2.30%	1.34%	-17.00%	to	-16.16%
	2017	16,392	16.52	to	21.86	348,487	1.30%	to	2.30%	1.21%	27.01%	to	28.30%
Fidelity VIP Government Money Market Portfolio Service Class 2(9)	2021	2,087,631	$8.89	to	$10.02	$19,775,766	0.75%	to	2.30%	0.01%	-2.29%	to	-0.75%
	2020	2,577,277	9.10	to	10.09	24,711,576	0.75%	to	2.30%	0.22%	-2.07%	to	-0.52%
	2019	2,090,026	9.29	to	10.15	20,209,819	0.75%	to	2.30%	1.74%	-0.58%	to	0.99%
	2018	2,039,219	9.35	to	10.05	19,655,965	0.75%	to	2.30%	1.39%	-0.94%	to	0.62%
	2017	1,999,557	9.43	to	9.75	19,277,326	1.00%	to	2.30%	0.42%	-1.89%	to	-0.59%
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2021	953,228	$34.10	to	$46.75	$46,065,494	0.75%	to	2.05%	0.00%	9.38%	to	10.83%
	2020	1,051,459	30.77	to	42.74	46,433,648	0.75%	to	2.05%	0.00%	64.78%	to	66.97%
	2019	1,209,178	18.43	to	25.94	32,099,101	0.75%	to	2.05%	0.00%	37.62%	to	39.44%
	2018	1,274,650	13.22	to	18.85	24,714,206	0.75%	to	2.05%	0.09%	9.91%	to	11.37%
	2017	1,404,057	11.87	to	17.15	24,705,010	0.75%	to	2.05%	0.10%	18.67%	to	31.43%
Templeton Global Bond VIP Fund Class 2	2021	296,508	$9.37	to	$12.53	$3,085,978	1.30%	to	2.30%	0.00%	-7.17%	to	-6.23%
	2020	399,606	10.10	to	13.36	4,406,401	1.30%	to	2.30%	8.63%	-7.45%	to	-6.52%
	2019	483,060	10.91	to	14.29	5,815,317	1.30%	to	2.30%	7.17%	-0.32%	to	0.69%
	2018	535,334	10.94	to	14.19	6,434,908	1.30%	to	2.30%	0.00%	-0.39%	to	0.61%
	2017	635,313	10.99	to	14.11	7,734,568	1.30%	to	2.30%	0.00%	-0.41%	to	0.60%
Templeton Growth VIP Fund Class 2	2021	118,311	$16.51	to	$24.99	$2,220,775	1.30%	to	1.95%	1.10%	2.83%	to	3.51%
	2020	134,303	16.06	to	24.14	2,444,839	1.30%	to	1.95%	2.94%	3.74%	to	4.42%
	2019	147,172	15.48	to	23.12	2,559,105	1.30%	to	1.95%	2.75%	12.92%	to	13.66%
	2018	165,361	13.71	to	20.34	2,528,938	1.30%	to	1.95%	1.99%	-16.50%	to	-15.96%
	2017	198,888	18.14	to	24.21	3,618,606	1.30%	to	2.05%	1.62%	16.08%	to	16.96%
Templeton Foreign VIP Fund Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	13,730,410	10.67	to	14.82	199,127,784	1.30%	to	2.15%	3.47%	-3.28%	to	-2.45%
	2019	12,595,317	10.94	to	15.32	187,079,321	1.30%	to	2.15%	1.72%	10.12%	to	11.07%
	2018	12,652,625	9.85	to	13.91	168,965,423	1.30%	to	2.15%	2.62%	-17.25%	to	-16.54%
	2017	12,483,219	11.80	to	16.81	198,896,670	1.30%	to	2.15%	2.57%	14.19%	to	15.18%
Franklin Income VIP Fund Class 2	2021	132,043	$18.07	to	$27.64	$3,404,102	1.30%	to	2.30%	4.58%	14.08%	to	15.24%
	2020	154,628	15.84	to	23.99	3,465,494	1.30%	to	2.30%	5.94%	-1.62%	to	-0.62%
	2019	178,847	16.10	to	24.14	4,060,517	1.30%	to	2.30%	5.47%	13.40%	to	14.55%
	2018	208,820	14.20	to	21.07	4,110,618	1.30%	to	2.30%	4.86%	-6.49%	to	-5.55%
	2017	250,912	15.18	to	22.31	5,296,219	1.30%	to	2.30%	4.19%	7.16%	to	8.25%
Franklin Mutual Shares VIP Fund Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	66,882	23.24	to	24.98	1,531,121	1.30%	to	1.90%	2.72%	-6.85%	to	-6.28%
	2019	77,607	19.84	to	26.65	1,879,570	1.30%	to	2.05%	1.81%	20.07%	to	20.98%
	2018	96,897	16.52	to	22.03	1,915,931	1.30%	to	2.05%	2.21%	-10.92%	to	-10.25%
	2017	131,204	18.55	to	24.55	2,869,430	1.30%	to	2.05%	2.17%	6.13%	to	6.94%
Franklin U.S. Government Securities VIP Fund Class 2(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	28,064,073	9.09	to	10.67	283,748,345	1.30%	to	2.15%	2.72%	-1.81%	to	-0.97%
	2017	29,965,989	9.25	to	10.78	306,740,962	1.30%	to	2.15%	2.64%	-0.83%	to	0.02%

B-68

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Franklin Rising Dividends VIP Fund Class 2(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	438,634	20.58	to	23.03	9,968,777	1.45%	to	2.20%	1.30%	-7.15%	to	-6.45%
	2017	536,974	22.17	to	24.61	13,074,732	1.45%	to	2.20%	1.55%	17.92%	to	18.81%
Franklin Small Cap Value VIP Fund Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	2,292,574	25.21	to	38.42	82,677,902	1.30%	to	2.30%	1.60%	2.77%	to	3.82%
	2019	2,190,046	24.53	to	37.01	75,928,230	1.30%	to	2.30%	1.06%	23.46%	to	24.71%
	2018	2,568,832	19.87	to	29.68	71,304,479	1.30%	to	2.30%	0.89%	-14.87%	to	-14.01%
	2017	2,879,588	23.34	to	34.51	92,590,745	1.30%	to	2.30%	0.52%	8.12%	to	9.21%
Franklin Growth & Income VIP Fund Class 2(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	1,552,672	13.82	to	17.33	28,138,115	0.75%	to	2.05%	3.79%	3.35%	to	4.73%
	2019	1,797,487	13.20	to	16.77	31,197,465	0.75%	to	2.05%	2.29%	23.08%	to	24.72%
	2018	1,923,627	10.58	to	13.62	26,973,126	0.75%	to	2.05%	2.45%	-6.54%	to	-5.29%
	2017	2,092,783	11.18	to	14.57	31,257,378	0.75%	to	2.05%	5.94%	11.76%	to	13.48%
MFS Total Return Bond Series Service Class(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,591,159	10.39	to	11.25	127,060,373	1.30%	to	2.15%	3.20%	1.95%	to	2.83%
MFS Core Equity Portfolio Service Class(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,624	23.71	to	24.56	285,182	1.45%	to	1.70%	0.64%	22.39%	to	22.70%
MFS Growth Series Service Class(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	55,351	26.33	to	36.95	1,762,325	1.30%	to	2.30%	0.00%	28.09%	to	29.38%
MFS Investors Trust Series Service Class(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	15,738	22.68	to	24.83	388,587	1.45%	to	1.75%	0.55%	20.88%	to	21.24%
MFS New Discovery Series Service Class	2021	687,153	$52.10	to	$56.03	$38,135,272	1.40%	to	2.15%	0.00%	-0.60%	to	0.15%
	2020	834,310	52.42	to	55.94	46,277,392	1.40%	to	2.15%	0.00%	42.46%	to	43.54%
	2019	1,139,111	36.80	to	38.97	44,049,640	1.40%	to	2.15%	0.00%	38.25%	to	39.30%
	2018	1,324,953	26.62	to	27.98	36,773,638	1.40%	to	2.15%	0.00%	-3.82%	to	-3.09%
	2017	1,557,560	27.67	to	28.87	44,634,703	1.40%	to	2.15%	0.00%	23.63%	to	24.56%
MFS VIT II Income Portfolio Series Service Class	2021	20,072	$15.98	to	$17.48	$349,072	1.45%	to	1.95%	2.90%	-1.85%	to	-1.35%
	2020	20,726	16.28	to	17.72	365,572	1.45%	to	1.95%	2.88%	6.99%	to	7.53%
	2019	30,770	15.21	to	16.48	492,740	1.45%	to	1.95%	3.37%	9.13%	to	9.68%
	2018	29,978	13.94	to	15.02	439,567	1.45%	to	1.95%	3.57%	-4.01%	to	-3.53%
	2017	31,079	14.52	to	15.57	476,676	1.45%	to	1.95%	4.12%	3.83%	to	4.35%
MFS Total Return Series Service Class	2021	178,427	$22.59	to	$24.71	$4,329,407	1.45%	to	1.95%	1.57%	11.63%	to	12.19%
	2020	217,393	20.23	to	22.03	4,713,512	1.45%	to	1.95%	2.04%	7.38%	to	7.92%
	2019	292,801	18.10	to	20.41	5,893,145	1.45%	to	2.20%	2.05%	17.49%	to	18.38%
	2018	366,328	15.41	to	17.24	6,234,134	1.45%	to	2.20%	1.96%	-7.93%	to	-7.24%
	2017	452,869	16.74	to	18.59	8,325,285	1.45%	to	2.20%	2.09%	9.58%	to	10.40%
MFS Utilities Series Service Class(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	4,202,241	14.45	to	24.51	85,147,507	1.30%	to	2.15%	0.85%	-1.35%	to	-0.50%
	2017	4,611,636	14.65	to	24.63	94,372,063	1.30%	to	2.15%	4.04%	12.04%	to	13.01%

B-69

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Value Series Service Class(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	43,433	23.45	to	30.11	1,218,829	1.30%	to	2.05%	1.73%	14.95%	to	15.82%
MFS Technology Portfolio Service Class	2021	691,737	$35.35	to	$38.02	$26,120,764	1.40%	to	2.15%	0.00%	11.00%	to	11.84%
	2020	823,937	31.85	to	33.99	27,849,250	1.40%	to	2.15%	0.00%	43.27%	to	44.36%
	2019	1,213,485	22.23	to	23.55	28,432,318	1.40%	to	2.15%	0.00%	32.97%	to	33.97%
	2018	1,433,302	16.72	to	17.58	25,074,384	1.40%	to	2.15%	0.00%	-0.65%	to	0.10%
	2017	1,674,060	16.83	to	17.56	29,268,260	1.40%	to	2.15%	0.00%	35.68%	to	36.71%
MFS VIT II International Intrinsic Value Fund(11)	2021	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2020	509,487	15.54	to	18.58	9,981,920	0.75%	to	2.05%	0.80%	17.74%	to	19.30%
	2019	553,402	13.03	to	15.78	9,142,597	0.75%	to	2.05%	1.47%	23.08%	to	24.71%
	2018	588,577	10.45	to	12.82	7,826,875	0.75%	to	2.05%	0.92%	-11.57%	to	-10.40%
	2017	602,479	11.66	to	14.50	9,000,321	0.75%	to	2.05%	1.33%	16.61%	to	24.22%
MFS Blended Research Core Equity Portfolio Service Class	2021	2,823,326	$19.48	to	$20.34	$57,343,374	1.40%	to	2.06%	0.89%	26.55%	to	27.38%
	2020	3,341,674	15.39	to	15.97	53,299,313	1.40%	to	2.06%	1.40%	12.71%	to	13.45%
	2019	3,676,913	13.65	to	14.08	51,706,539	1.40%	to	2.06%	1.26%	26.25%	to	27.07%
	2018	3,887,357	10.82	to	11.08	43,026,930	1.40%	to	2.06%	1.13%	-9.87%	to	-9.28%
	2017	4,167,332	12.00	to	12.21	50,856,770	1.40%	to	2.06%	1.29%	18.01%	to	18.78%
Oppenheimer Capital Appreciation Fund/VA Service Class(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,010,538	22.60	to	31.26	92,949,366	1.30%	to	2.05%	0.01%	23.92%	to	24.86%
Invesco Oppenheimer International Growth Fund(11)	2021	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2020	367,801	14.14	to	14.65	5,706,945	0.75%	to	2.05%	0.64%	18.55%	to	20.13%
	2019	412,156	11.77	to	12.36	5,354,662	0.75%	to	2.05%	0.72%	25.33%	to	26.99%
	2018	464,901	9.27	to	9.86	4,769,161	0.75%	to	2.05%	0.57%	-21.20%	to	-20.15%
	2017	533,074	12.52	to	13.13	7,443,625	1.00%	to	2.05%	1.16%	23.85%	to	25.18%
Invesco Oppenheimer Main St Small Cap Fund(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	8,587,228	20.97	to	33.79	207,748,091	1.30%	to	2.30%	0.06%	-12.59%	to	-11.70%
	2017	9,546,509	23.99	to	38.26	264,000,286	1.30%	to	2.30%	0.64%	11.30%	to	12.43%
Invesco Oppenheimer Global Strategy Income Fund(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	24,503,902	10.10	to	14.71	316,244,348	1.30%	to	2.15%	4.52%	-6.58%	to	-5.78%
	2017	26,111,876	10.81	to	15.62	359,893,887	1.30%	to	2.15%	2.00%	3.76%	to	4.66%
PIMCO Low Duration Portfolio Advisor Class	2021	102,091	$9.45	to	$11.72	$1,153,218	1.30%	to	2.05%	0.42%	-3.05%	to	-2.31%
	2020	102,495	9.75	to	11.99	1,186,380	1.30%	to	2.05%	1.10%	0.78%	to	1.55%
	2019	113,358	9.67	to	11.81	1,286,389	1.30%	to	2.05%	2.68%	1.80%	to	2.58%
	2018	130,761	9.50	to	11.51	1,449,384	1.30%	to	2.05%	1.79%	-1.81%	to	-1.07%
	2017	165,475	9.67	to	11.64	1,869,013	1.30%	to	2.05%	1.24%	-0.82%	to	-0.07%
PIMCO Real Return Portfolio Advisor Class	2021	49,923	$11.77	to	$15.97	$755,968	1.30%	to	2.30%	4.75%	3.09%	to	4.13%
	2020	60,289	11.41	to	15.33	882,083	1.30%	to	2.30%	1.31%	9.04%	to	10.15%
	2019	59,841	10.47	to	13.92	796,393	1.30%	to	2.30%	1.43%	5.86%	to	6.93%
	2018	113,457	9.89	to	13.02	1,439,008	1.30%	to	2.30%	2.35%	-4.54%	to	-3.58%
	2017	149,830	10.36	to	13.50	1,947,674	1.30%	to	2.30%	2.27%	1.18%	to	2.21%
PIMCO Total Return Portfolio Advisor Class(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	23,828,459	10.44	to	13.25	312,010,614	1.30%	to	2.30%	2.37%	-2.91%	to	-1.93%
	2017	47,742,152	10.75	to	13.51	578,478,178	1.30%	to	2.30%	1.92%	2.41%	to	3.45%

B-70

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2021	77,103	$14.51	to	$15.82	$1,187,659	1.00%	to	2.00%	0.02%	8.69%	to	9.80%
	2020	86,856	13.35	to	14.41	1,223,286	1.00%	to	2.00%	0.86%	8.74%	to	9.85%
	2019	96,550	12.28	to	13.12	1,241,568	1.00%	to	2.00%	2.03%	16.57%	to	17.76%
	2018	103,999	10.53	to	11.14	1,138,650	1.00%	to	2.00%	1.13%	-7.56%	to	-6.62%
	2017	130,655	11.37	to	11.93	1,537,258	1.00%	to	2.05%	0.61%	11.97%	to	13.17%
PIMCO Dynamic Bond Portfolio Adviser Class	2021	162,418	$10.35	to	$11.11	$1,775,389	0.75%	to	2.00%	1.98%	-0.84%	to	0.42%
	2020	179,860	10.44	to	11.07	1,969,934	0.75%	to	2.00%	2.68%	2.61%	to	3.92%
	2019	191,401	10.17	to	10.65	2,030,614	0.75%	to	2.00%	4.32%	2.74%	to	4.05%
	2018	195,156	9.90	to	10.23	2,000,127	0.75%	to	2.00%	2.75%	-1.10%	to	0.16%
	2017	188,592	10.01	to	10.48	1,942,851	1.00%	to	2.00%	1.61%	2.81%	to	3.86%
Pioneer Equity Income VCT Portfolio Class II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,406,871	23.95	to	30.65	208,549,990	1.30%	to	2.30%	1.47%	12.54%	to	13.68%
Pioneer Fund VCT Portfolio Class II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,080	22.15	to	28.63	56,465	1.30%	to	2.05%	0.95%	18.88%	to	19.78%
Pioneer Mid Cap Value VCT Portfolio Class II(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	6,239,992	19.93	to	27.83	171,127,162	1.30%	to	2.30%	1.02%	-0.47%	to	0.54%
	2019	6,028,462	20.02	to	27.68	164,635,350	1.30%	to	2.30%	1.06%	25.15%	to	26.42%
	2018	6,979,086	16.00	to	21.90	150,972,881	1.30%	to	2.30%	0.46%	-21.34%	to	-20.54%
	2017	7,229,466	20.34	to	27.56	197,061,556	1.30%	to	2.30%	0.62%	10.29%	to	11.40%
Pioneer Bond VCT Portfolio Class II	2021	5,973,953	$11.40	to	$11.55	$68,546,978	0.75%	to	2.05%	1.95%	-1.84%	to	-0.54%
	2020	5,738,532	11.61	to	11.61	66,813,520	0.75%	to	2.05%	2.79%	6.20%	to	7.62%
	2019	6,024,646	10.79	to	10.93	65,664,693	0.75%	to	2.05%	3.01%	6.67%	to	8.08%
	2018	6,311,045	9.99	to	10.25	64,055,884	0.75%	to	2.05%	3.06%	-3.02%	to	-1.73%
	2017	6,648,443	10.16	to	10.57	69,268,040	0.75%	to	2.05%	2.61%	1.52%	to	1.61%
American Century VP Mid Cap Value Fund Class II	2021	702,286	$14.57	to	$20.54	$14,429,523	0.75%	to	2.05%	1.00%	20.50%	to	22.09%
	2020	786,450	11.93	to	17.04	13,576,457	0.75%	to	2.05%	1.65%	-0.97%	to	0.35%
	2019	893,896	11.89	to	17.21	15,422,603	0.75%	to	2.05%	1.91%	26.35%	to	28.03%
	2018	950,856	9.29	to	13.62	13,046,520	0.75%	to	2.05%	1.54%	-14.75%	to	-13.61%
	2017	5,767,302	10.75	to	26.69	148,586,896	0.75%	to	2.15%	1.40%	7.53%	to	9.08%
American Century VP Inflation Protection Fund Class II	2021	995,521	$11.08	to	$12.16	$11,809,418	0.75%	to	2.05%	3.15%	4.09%	to	5.47%
	2020	898,526	10.65	to	11.53	10,147,773	0.75%	to	2.05%	1.39%	7.30%	to	8.73%
	2019	874,721	9.92	to	10.60	9,137,135	0.75%	to	2.05%	2.33%	6.67%	to	8.09%
	2018	870,570	9.30	to	9.81	8,437,292	0.75%	to	2.05%	2.85%	-4.81%	to	-3.55%
	2017	894,243	9.77	to	10.17	9,025,571	0.75%	to	2.05%	2.67%	1.55%	to	1.68%
Ivy VIP Mid Cap Growth Fund Class II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,780,945	13.45	to	14.03	122,670,391	1.40%	to	2.15%	0.00%	24.18%	to	25.12%
Delaware Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund Class II)	2021	380,642	$11.00	to	$11.56	$4,457,632	0.75%	to	2.05%	3.58%	-2.87%	to	-1.58%
	2020	419,044	11.32	to	11.75	5,008,357	0.75%	to	2.05%	3.99%	5.93%	to	7.34%
	2019	447,779	10.69	to	10.94	5,016,863	0.75%	to	2.05%	3.70%	7.18%	to	8.60%
	2018	512,928	9.97	to	10.08	5,319,461	0.75%	to	2.05%	2.84%	-2.22%	to	-0.93%
	2017	528,191	10.17	to	10.20	5,562,820	0.75%	to	2.05%	2.81%	1.70%	to	2.13%

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Delaware Ivy VIP High Income Fund Class II (formerly Ivy Funds VIP High Income Fund Class II)	2021	537,282	$12.26	to	$12.87	$7,323,998	0.75%	to	2.05%	5.86%	3.89%	to	5.27%
	2020	601,358	11.65	to	12.39	7,793,102	0.75%	to	2.05%	7.09%	3.85%	to	5.23%
	2019	630,845	11.07	to	11.93	7,848,270	0.75%	to	2.05%	6.67%	8.91%	to	10.36%
	2018	694,532	10.03	to	10.95	7,875,229	0.75%	to	2.05%	6.37%	-4.12%	to	-2.85%
	2017	744,878	10.32	to	11.42	8,748,937	0.75%	to	2.05%	5.49%	3.23%	to	4.49%
Putnam VT Large Cap Value Fund Class IB (formerly Putnam VT Equity Income Fund Class IB)	2021	3,068,175	$40.07	to	$43.09	$131,539,694	1.40%	to	2.15%	1.29%	24.58%	to	25.52%
	2020	4,008,144	32.17	to	34.33	136,997,206	1.40%	to	2.15%	1.64%	3.53%	to	4.32%
	2019	4,026,357	31.07	to	32.91	131,972,296	1.40%	to	2.15%	2.06%	27.61%	to	28.58%
	2018	4,497,171	24.35	to	25.59	114,664,289	1.40%	to	2.15%	0.70%	-10.45%	to	-9.77%
	2017	4,886,198	27.19	to	28.36	138,121,454	1.40%	to	2.15%	1.67%	16.23%	to	17.11%
Putnam VT Multi Asset Absolute Return Fund Class IB	2021	112,723	$8.75	to	$9.54	$1,050,090	1.00%	to	2.00%	0.00%	-1.26%	to	-0.25%
	2020	138,742	8.87	to	9.57	1,298,658	1.00%	to	2.00%	0.00%	-9.24%	to	-8.31%
	2019	144,230	9.77	to	10.44	1,476,229	1.00%	to	2.00%	0.00%	3.80%	to	4.85%
	2018	174,917	9.39	to	9.95	1,711,226	1.00%	to	2.05%	0.38%	-9.73%	to	-8.76%
	2017	181,489	10.40	to	10.91	1,952,018	1.00%	to	2.05%	0.00%	4.79%	to	5.91%
Putnam VT Small Cap Value Fund Class IB	2021	474,792	$14.85	to	$19.40	$9,020,088	0.75%	to	2.05%	0.75%	37.04%	to	38.85%
	2020	618,119	10.69	to	14.16	8,390,944	0.75%	to	2.05%	1.02%	1.83%	to	3.18%
	2019	598,621	10.36	to	13.91	8,008,158	0.75%	to	2.05%	0.65%	21.69%	to	23.31%
	2018	599,740	8.40	to	11.43	6,610,151	0.75%	to	2.05%	0.40%	-21.57%	to	-20.53%
	2017	617,738	10.57	to	14.57	8,654,837	0.75%	to	2.05%	0.69%	5.66%	to	5.74%
Putnam VT Multi Cap Core Fund Class IB(11)	2021	—	$—		$—	$—	NA		NA	NA	NA		NA
	2020	7,162,988	16.43	to	17.16	122,589,967	1.40%	to	2.15%	0.92%	14.81%	to	15.68%
	2019	8,082,543	14.32	to	14.83	119,624,021	1.40%	to	2.15%	1.14%	28.81%	to	29.79%
	2018	8,930,195	11.11	to	11.43	101,863,909	1.40%	to	2.15%	1.09%	-9.61%	to	-8.93%
	2017	9,874,025	12.30	to	12.55	123,722,700	1.40%	to	2.15%	1.08%	20.22%	to	21.14%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2021	200,318	$9.16	to	$9.54	$1,965,355	0.75%	to	2.05%	1.99%	34.95%	to	36.74%
	2020	214,828	6.79	to	6.97	1,548,336	0.75%	to	2.05%	2.81%	-26.67%	to	-25.69%
	2019	230,059	9.26	to	9.39	2,241,807	0.75%	to	2.05%	1.54%	17.94%	to	19.51%
	2018	256,293	7.85	to	7.85	2,097,559	0.75%	to	2.05%	1.71%	-20.62%	to	-19.57%
	2017	288,182	9.76	to	9.89	2,947,478	0.75%	to	2.05%	1.97%	-2.87%	to	-2.36%
ALPS/Red Rocks Global Opportunity Portfolio Class III	2021	104,815	$18.71	to	$20.07	$2,063,564	1.00%	to	2.00%	4.07%	21.46%	to	22.69%
	2020	120,226	15.41	to	16.36	1,932,786	1.00%	to	2.00%	8.45%	7.06%	to	8.16%
	2019	198,044	14.39	to	15.13	2,951,842	1.00%	to	2.00%	0.00%	37.04%	to	38.44%
	2018	203,321	10.50	to	10.93	2,196,008	1.00%	to	2.00%	5.18%	-14.28%	to	-13.41%
	2017	210,812	12.25	to	12.62	2,637,051	1.00%	to	2.00%	2.52%	22.46%	to	23.71%
DWS Alternative Asset Allocation VIP Class B	2021	51,533	$11.50	to	$12.36	$630,559	0.75%	to	2.00%	1.73%	10.10%	to	11.51%
	2020	47,496	10.44	to	11.09	523,928	0.75%	to	2.00%	2.46%	3.21%	to	4.53%
	2019	50,225	10.12	to	10.61	533,414	0.75%	to	2.00%	3.54%	12.06%	to	13.49%
	2018	49,622	9.03	to	9.35	466,908	0.75%	to	2.00%	1.90%	-11.16%	to	-10.03%
	2017	55,721	10.14	to	10.39	585,856	0.75%	to	2.05%	1.96%	3.88%	to	4.82%
Janus Henderson Enterprise Portfolio Service Shares	2021	343,064	$30.16	to	$33.02	$11,079,949	1.00%	to	2.05%	0.24%	14.15%	to	15.38%
	2020	428,343	26.42	to	28.62	12,013,914	1.00%	to	2.05%	0.05%	16.73%	to	17.99%
	2019	486,316	22.63	to	24.26	11,592,973	1.00%	to	2.05%	0.05%	32.39%	to	33.81%
	2018	530,966	17.10	to	18.13	9,481,712	1.00%	to	2.05%	0.13%	-2.70%	to	-1.66%
	2017	567,782	17.57	to	18.43	10,337,425	1.00%	to	2.05%	0.54%	24.48%	to	25.82%
Janus Henderson Global Technology & Innovation Portfolio Service Shares	2021	1,661,441	$31.46	to	$37.94	$67,043,006	0.75%	to	2.05%	0.71%	15.34%	to	16.86%
	2020	1,923,738	26.92	to	32.90	66,839,984	0.75%	to	2.05%	0.00%	47.64%	to	49.60%
	2019	2,892,233	18.00	to	22.28	67,172,349	0.75%	to	2.05%	0.40%	41.86%	to	43.73%
	2018	3,622,377	12.52	to	15.71	58,795,880	0.75%	to	2.05%	1.06%	0.00%	to	0.00%
	2017	4,279,482	15.89	to	22.19	69,833,121	1.00%	to	2.05%	0.44%	41.94%	to	43.46%

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2021	317,650	$13.64	to	$14.92	$5,045,691	0.75%	to	2.05%	2.83%	9.64%	to	11.10%
	2020	326,358	12.28	to	13.61	4,704,426	0.75%	to	2.05%	0.62%	-1.26%	to	0.05%
	2019	352,637	12.27	to	13.78	5,106,191	0.75%	to	2.05%	0.04%	15.37%	to	16.90%
	2018	445,103	10.50	to	11.94	5,537,147	0.75%	to	2.05%	1.29%	-8.48%	to	-7.27%
	2017	468,590	11.32	to	13.05	6,314,484	0.75%	to	2.05%	0.00%	13.19%	to	18.06%
ClearBridge Variable Small Cap Growth Portfolio Class II	2021	481,933	$23.88	to	$27.71	$13,573,453	0.75%	to	2.05%	0.00%	10.01%	to	11.47%
	2020	546,906	21.42	to	25.19	13,931,870	0.75%	to	2.05%	0.00%	39.98%	to	41.84%
	2019	657,676	15.10	to	18.00	11,797,539	0.75%	to	2.05%	0.00%	23.96%	to	25.60%
	2018	693,898	12.02	to	14.52	9,984,865	0.75%	to	2.05%	0.00%	1.09%	to	2.43%
	2017	788,251	11.74	to	14.36	11,121,926	0.75%	to	2.05%	0.00%	17.39%	to	21.37%
Franklin Mutli-Asset Dynamic Multi-Strategy VIT (formerly QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	2021	60,239	$11.65	to	$12.70	$747,408	1.00%	to	2.00%	2.26%	10.40%	to	11.52%
	2020	64,759	10.55	to	11.39	722,367	1.00%	to	2.00%	1.50%	-10.15%	to	-9.23%
	2019	78,973	11.74	to	12.55	973,449	1.00%	to	2.00%	2.03%	13.20%	to	14.36%
	2018	84,661	10.37	to	10.97	914,779	1.00%	to	2.00%	1.26%	-9.10%	to	-8.18%
	2017	120,451	11.41	to	11.95	1,420,615	1.00%	to	2.00%	1.24%	11.54%	to	12.68%
Western Asset Core Plus VIT Portfolio Class II(7)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	4,284,806	9.82	to	9.97	42,696,506	1.40%	to	1.80%	3.43%	-4.39%	to	-4.00%
	2017	4,192,864	10.27	to	10.39	43,530,428	1.40%	to	1.80%	4.13%	3.79%	to	4.21%
The Merger Fund VL	2021	174,613	$11.25	to	$12.06	$2,099,430	0.75%	to	2.05%	0.00%	-0.99%	to	0.32%
	2020	186,162	11.36	to	12.02	2,243,767	0.75%	to	2.05%	0.00%	5.17%	to	6.57%
	2019	220,725	10.80	to	11.28	2,507,816	0.75%	to	2.05%	1.00%	3.99%	to	5.37%
	2018	231,944	10.39	to	10.70	2,512,773	0.75%	to	2.05%	0.70%	4.90%	to	6.29%
	2017	236,347	9.91	to	10.07	2,422,214	0.75%	to	2.05%	0.00%	0.46%	to	0.69%
Guggenheim VT Multi-Hedge Strategies Fund	2021	47,833	$10.68	to	$11.69	$547,040	1.00%	to	2.05%	0.00%	5.89%	to	7.02%
	2020	58,690	10.08	to	10.92	628,019	1.00%	to	2.05%	1.29%	5.18%	to	6.31%
	2019	68,881	9.59	to	10.27	695,335	1.00%	to	2.05%	2.35%	2.86%	to	3.96%
	2018	86,396	9.32	to	9.88	840,919	1.00%	to	2.05%	0.00%	-7.02%	to	-6.02%
	2017	87,687	10.02	to	10.52	910,019	1.00%	to	2.05%	0.00%	1.55%	to	2.64%
Guggenheim VT Long Short Equity Fund	2021	111,159	$13.10	to	$14.34	$1,558,039	1.00%	to	2.05%	0.65%	21.26%	to	22.56%
	2020	120,060	10.80	to	11.70	1,376,440	1.00%	to	2.05%	0.84%	2.77%	to	3.88%
	2019	127,262	10.51	to	11.26	1,408,760	1.00%	to	2.05%	0.57%	3.38%	to	4.48%
	2018	140,048	10.17	to	10.78	1,486,589	1.00%	to	2.05%	0.00%	-14.72%	to	-13.81%
	2017	148,461	11.92	to	12.51	1,832,219	1.00%	to	2.05%	0.37%	12.50%	to	13.70%
T. Rowe Price Health Sciences Portfolio II	2021	332,862	$21.00	to	$32.93	$11,258,953	0.75%	to	2.05%	0.00%	10.52%	to	11.98%
	2020	365,753	18.75	to	29.80	11,156,545	0.75%	to	2.05%	0.00%	26.61%	to	28.30%
	2019	386,318	14.62	to	23.53	9,261,318	0.75%	to	2.05%	0.00%	25.99%	to	27.67%
	2018	407,315	11.45	to	18.68	7,707,850	0.75%	to	2.05%	0.00%	-1.21%	to	0.10%
	2017	445,692	11.44	to	18.91	8,624,889	0.75%	to	2.05%	0.00%	14.37%	to	24.70%
T.Rowe Price Blue Chip Growth Portfolio II(6)	2021	—	$—		$—	$—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,780,931	13.21	to	13.45	50,804,890	1.40%	to	2.06%	0.00%	33.06%	to	33.93%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2021	254,816	$12.50	to	$13.45	$3,401,696	0.75%	to	2.05%	0.78%	0.84%	to	2.18%
	2020	307,681	12.39	to	13.16	4,039,542	0.75%	to	2.05%	1.32%	12.01%	to	13.50%
	2019	341,960	11.06	to	11.60	3,975,945	0.75%	to	2.05%	1.02%	17.06%	to	18.62%
	2018	348,268	9.45	to	9.78	3,431,051	0.75%	to	2.05%	0.41%	-19.21%	to	-18.13%
	2017	357,067	11.70	to	11.94	4,320,401	0.75%	to	2.05%	0.73%	19.42%	to	32.30%
Morgan Stanley VIF Global Infrastructure Portfolio Class II(8)	2021	8,104	$13.36	to	$13.72	$109,744	0.75%	to	1.30%	2.58%	12.52%	to	13.15%
	2020	4,284	11.88	to	12.12	51,371	0.75%	to	1.30%	1.62%	-2.72%	to	-2.18%
	2019	4,865	12.21	to	12.39	59,815	0.75%	to	1.30%	1.86%	26.21%	to	26.91%
	2018	4,021	9.67	to	9.77	39,129	0.75%	to	1.30%	2.92%	-9.09%	to	-8.58%
	2017	3,262	10.64	to	10.68	34,796	0.75%	to	1.30%	0.00%	6.41%	to	6.82%

B-73

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
VanEck VIP Global Resources Fund – Class S (formerly VanEck VIP Global Hard Assets Service Class)	2021	128,953	$8.21	to	$11.49	$1,138,231	0.75%	to	2.00%	0.29%	16.30%	to	17.79%
	2020	153,188	7.06	to	9.75	1,152,312	0.75%	to	2.00%	0.73%	16.45%	to	17.93%
	2019	164,720	6.06	to	8.27	1,055,205	0.75%	to	2.00%	0.00%	9.32%	to	10.71%
	2018	182,364	5.53	to	7.47	1,058,821	0.75%	to	2.05%	0.00%	-29.89%	to	-28.96%
	2017	233,470	7.89	to	10.51	1,913,148	0.75%	to	2.05%	0.00%	-3.98%	to	5.13%
Virtus Duff & Phelps Real Estate Securities Series	2021	192,256	$21.30	to	$23.22	$4,303,401	1.00%	to	2.00%	0.70%	43.49%	to	44.95%
	2020	214,863	14.85	to	16.02	3,331,803	1.00%	to	2.00%	1.12%	-3.52%	to	-2.54%
	2019	256,933	15.39	to	16.44	4,091,420	1.00%	to	2.00%	1.67%	24.87%	to	26.15%
	2018	271,772	9.41	to	12.32	3,443,118	0.75%	to	2.00%	1.52%	-8.40%	to	-7.23%
	2017	314,921	10.15	to	13.42	4,330,198	0.75%	to	2.05%	1.47%	1.46%	to	3.79%
American Funds Insurance Series Asset Allocation Fund Class 4(8)	2021	159,190	$15.29	to	$15.73	$2,482,163	0.75%	to	1.35%	1.34%	13.29%	to	13.98%
	2020	167,178	13.50	to	13.80	2,290,102	0.75%	to	1.35%	1.46%	10.64%	to	11.32%
	2019	171,103	12.20	to	12.40	2,111,007	0.75%	to	1.35%	1.79%	19.29%	to	20.02%
	2018	154,728	10.23	to	10.33	1,594,552	0.75%	to	1.35%	1.64%	-6.12%	to	-5.55%
	2017	110,238	10.89	to	10.94	1,204,931	0.75%	to	1.35%	2.31%	8.92%	to	9.38%
American Funds Insurance Series The Bond Fund of America Class 4 (formerly American Funds Insurance Series Bond Fund Class 4)(8)	2021	109,370	$11.23	to	$11.53	$1,241,686	0.75%	to	1.30%	1.25%	-1.88%	to	-1.33%
	2020	108,349	11.44	to	11.68	1,248,031	0.75%	to	1.30%	2.00%	7.95%	to	8.56%
	2019	75,169	10.60	to	10.76	801,805	0.75%	to	1.30%	5.13%	7.66%	to	8.26%
	2018	17,314	9.86	to	9.94	171,133	0.75%	to	1.25%	3.11%	-2.12%	to	-1.63%
	2017	6,426	10.08	to	10.10	64,805	0.75%	to	1.10%	4.40%	0.80%	to	1.05%
American Funds Insurance Series Global Growth Fund Class 4(8)
	2021	44,916	$20.65	to	$21.24	$940,434	0.75%	to	1.35%	0.22%	14.57%	to	15.26%
	2020	40,233	18.02	to	18.43	732,555	0.75%	to	1.35%	0.17%	28.41%	to	29.19%
	2019	42,683	14.03	to	14.27	603,194	0.75%	to	1.35%	0.95%	33.05%	to	33.86%
	2018	31,785	10.56	to	10.66	337,335	0.75%	to	1.30%	0.55%	-10.42%	to	-9.92%
	2017	20,941	11.78	to	11.83	247,464	0.75%	to	1.30%	1.24%	17.85%	to	18.30%
American Funds Insurance Series Capital World Growth and Income Fund Class 4 (formerly American Funds Insurance Series Global Growth and Income Fund Class 4)(8)	2021	69,296	$16.08	to	$16.54	$1,127,044	0.75%	to	1.35%	1.67%	12.92%	to	13.61%
	2020	52,119	14.24	to	14.56	748,940	0.75%	to	1.35%	1.38%	7.08%	to	7.73%
	2019	24,987	13.30	to	13.52	334,891	0.75%	to	1.35%	1.99%	28.97%	to	29.75%
	2018	20,365	10.31	to	10.42	211,086	0.75%	to	1.35%	1.54%	-11.11%	to	-10.57%
	2017	16,980	11.61	to	11.65	197,377	0.75%	to	1.25%	4.62%	16.08%	to	16.49%
American Funds Insurance Series Growth Fund Class 4(8)	2021	115,949	$25.87	to	$27.07	$3,093,031	0.75%	to	1.70%	0.06%	19.62%	to	20.77%
	2020	86,190	21.92	to	22.41	1,907,213	0.75%	to	1.35%	0.20%	49.66%	to	50.57%
	2019	68,581	14.64	to	14.89	1,013,591	0.75%	to	1.35%	0.58%	28.68%	to	29.46%
	2018	63,450	11.40	to	11.50	726,672	0.75%	to	1.25%	0.27%	-1.75%	to	-1.25%
	2017	55,882	11.59	to	11.64	649,576	0.75%	to	1.35%	0.94%	15.95%	to	16.44%
American Funds Insurance Series Growth and Income Fund Class 4(8)	2021	98,447	$18.68	to	$19.18	$1,857,557	0.75%	to	1.30%	1.02%	22.19%	to	22.87%
	2020	79,201	15.29	to	15.61	1,219,812	0.75%	to	1.30%	1.09%	11.77%	to	12.40%
	2019	80,409	13.44	to	13.89	1,105,250	0.75%	to	1.95%	1.68%	23.40%	to	24.91%
	2018	53,900	10.89	to	11.12	595,100	0.75%	to	1.95%	1.35%	-3.97%	to	-2.79%
	2017	36,339	11.39	to	11.44	414,756	0.75%	to	1.35%	2.07%	13.89%	to	14.37%
American Funds Insurance Series U.S. Government Securities Fund (formerly American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4)(8)	2021	145,582	$10.73	to	$11.04	$1,581,778	0.75%	to	1.35%	0.92%	-2.21%	to	-1.62%
	2020	187,554	10.98	to	11.23	2,077,139	0.75%	to	1.35%	1.72%	8.00%	to	8.66%
	2019	56,443	10.16	to	10.33	575,939	0.75%	to	1.35%	1.98%	3.72%	to	4.35%
	2018	22,724	9.82	to	9.90	223,644	0.75%	to	1.25%	3.17%	-0.75%	to	-0.25%
	2017	7,921	9.90	to	9.91	78,465	1.00%	to	1.10%	1.56%	-0.99%	to	-0.92%

B-74

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (continued)

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	As of April 24, 2019, the AllianceBernstein VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AllianceBernstein VPS Real Estate Investment Portfolio Class B was transferred to the Fidelity VIP Government Money Market Portfolio.
(5)	Portfolio commenced operations October 18, 2019.
(6)	As of April 6, 2018, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.
(7)	As of October 18, 2019, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.
(8)	Portfolio commenced operations May 1, 2017.
(9)	As of July 15, 2020, the Value Line VIP Equity Advantage Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquation date, any accumulation value remaining in the Value Line VIP Equity Advantage Fund was transferred to the Fidelity VIP Government Money Market Portfolio.
(10)	Portolio liquidated as of April 24, 2020 and no longer availabel as an investment allocation option under this contract.
(11)	As of October 22, 2021, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2021 as a result of liquidation.
(12)	As of April 30, 2021, the Invesco V.I. Value Opportunities Fund was merged into V.I. American Value Fund Series II.
(13)	Portfolio commenced operations October 22, 2021.

B-75

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account R as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

Guardian Integrated Research VIP Fund(1)

Guardian International Growth VIP Fund(1)

Guardian International Value VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Disciplined Value VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Mid Cap Traditional Growth VIP Fund(1)

Guardian U.S. Government Securities VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Global Utilities VIP Fund(1)

Guardian Multi-Sector Bond VIP Fund(1)

Guardian Small Cap Core VIP Fund(1)

Guardian All Cap Core VIP Fund(2)

Guardian Select Mid Cap Core VIP Fund(2)

Guardian Small Mid Cap Core VIP Fund(2)

Guardian Strategic Large Cap Core VIP Fund(2)

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Invesco V.I. American Value Fund Series II (formerly Invesco V.I. Value Opportunities Fund Series II)(1)

Invesco V.I. Global Real Estate Fund Series II(1)

Invesco V.I. Balanced-Risk Allocation Fund Series II(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS Dynamic Asset Allocation Portfolio Class B(1)

BlackRock Global Allocation V.I. Fund Class III(1)

BlackRock Advantage Large Cap Value V.I. Fund Class III(1)

Columbia Variable Portfolio — Small Company Growth Fund Class 2(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Fidelity VIP Balanced Portfolio Service Class 2(1)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)

Fidelity VIP Overseas Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Franklin Income VIP Fund Class 2(1)

Franklin Multi-Asset Dynamic Multi-Strategy VIT (formerly QS Legg Mason Dynamic Multi-Strategy VIT)(1)

MFS® New Discovery Series Service Class(1)

MFS® VIT II Income Portfolio Series Service Class(1)

MFS® Total Return Series Service Class(1)

MFS® Technology Portfolio Service Class(1)

MFS® Blended Research Core Equity Portfolio Service Class(1)

PIMCO Low Duration Portfolio Advisor Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(1)

PIMCO Dynamic Bond Portfolio Advisor Class(1)

Pioneer Bond VCT Portfolio Class II(1)

American Century VP Mid Cap Value Fund Class II(1)

American Century VP Inflation Protection Fund Class II(1)

Delaware Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund Class II)(1)

Delaware Ivy VIP High Income Fund Class II (formerly Ivy VIP High Income Fund Class II)(1)

Putnam VT Large Cap Value Fund Class IB (formerly Putnam VT Equity Income Fund Class IB)(1)

Putnam VT Multi Asset Absolute Return Class IB(1)

Putnam VT Small Cap Value Fund Class IB(1)

B-76

ALPS/Alerian Energy Infrastructure Portfolio Class III(1)

ALPS/Red Rocks Global Opportunity Portfolio Class III(1)

DWS Alternative Asset Allocation VIP Class B(1)

Janus Henderson Enterprise Portfolio Service Shares(1)

Janus Henderson Global Technology & Innovation Service Shares(1)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(1)

ClearBridge Variable Small Cap Growth Portfolio Class II(1)

The Merger Fund VL(1)

Guggenheim VT Multi- Hedge Strategies Fund(1)

Guggenheim VT Long Short Equity Fund(1)

T. Rowe Price Health Sciences Portfolio II(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(1)

VanEck VIP Global Resources Fund — Class S (formerly VanEck VIP Global Hard Assets Service Class)(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance Series Asset Allocation Fund Class 4(1)

American Funds Insurance Series The Bond Fund of America Class 4 (formerly American Funds Insurance Series Bond Fund Class 4)(1)

American Funds Insurance Series Global Growth Fund Class 4(1)

American Funds Insurance Series Capital World Growth and Income Fund Class 4 (formerly American Funds Insurance Series Global Growth and Income Fund Class 4)(1)

American Funds Insurance Series Growth Fund Class 4(1)

American Funds Insurance Series Growth and Income Fund Class 4(1)

American Funds Insurance Series U.S. Government Securities Fund (formerly American Funds Insurance Series U.S Government/AAA-Rated Securities Fund Class 4)(1)

BlackRock Advantage Large Cap Core V.I. Fund Class III(3)

Columbia Variable Portfolio — Small Cap Value Fund Class 2(3)

Fidelity VIP Equity-Income Portfolio Service Class 2(3)

Fidelity VIP Mid Cap Portfolio Service Class 2(3)

AB VPS Growth and Income Portfolio Class B(3)

Templeton Foreign VIP Fund Class 2(3)

Franklin Mutual Shares VIP Fund Class 2(3)

Franklin Small Cap Value VIP Fund Class 2(3)

Franklin Growth & Income VIP Fund Class 2(3)

MFS® VIT II International Intrinsic Value Fund(3)

Invesco Oppenheimer International Growth Fund(3)

Pioneer Mid Cap Value VCT Portfolio Class II(3)

Putnam VT Multi-Cap Core Fund Class IB(3)

Value Line VIP Equity Advantage Fund(5)

Columbia Variable Portfolio — Asset Allocation Fund Class 2(4)

CTIVPSM — AQR Managed Futures Strategy Fund Class 2(4)

(1)	Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.
(2)	Statement of operations and statement of changes in net assets for the period October 22, 2021 (commencement of operations) through December 31, 2021.
(3)	Statement of operations for the period January 1, 2021 through October 22, 2021 (date of liquidation) and statement of changes in net assets for the period January 1, 2021 through October 22, 2021 (date of liquidation) and the year ended December 31, 2020.
(4)	Statement of changes in net assets for the period January 1, 2020 through April 24, 2020 (date of liquidation).
(5)	Statement of changes in net assets for the period January 1, 2020 through July 15, 2020 (date of liquidation).

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

B-77

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 19, 2022

We have served as the auditor of one or more of the investment options of The Guardian Separate Account R since 2004.

B-78

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2021 and 2020

The Guardian Insurance & Annuity Company, Inc.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2021	2020
Admitted assets
Bonds	$3,299	$3,550
Mortgage loans	595	590
Policy loans	79	77
Other invested assets	244	156
Cash, cash equivalents and short-term investments	139	25
Receivable for securities	7	2

Total invested assets	4,363	4,400

Due and accrued investment income	35	35
Net deferred tax asset	72	69
Income tax receivable	18	7
Other assets	17	15
Due from parent and affiliates	7	—
Separate accounts assets	9,696	9,711

Total admitted assets	$14,208	$14,237

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,961	$4,037
Asset valuation reserve	71	55
Due to parent and affiliates	—	6
Payable for securities	1	—
Other liabilities	31	29
Transfers from separate account due or accrued	(98)	(125)
Separate accounts liabilities	9,693	9,708

Total liabilities	13,659	13,710
Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	802	782
Unassigned deficit	(255)	(257)

Total capital and surplus	549	527
Total liabilities, capital and surplus	$14,208	$14,237

See notes to statutory basis financial statements.

B-2

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2021	2020
Revenues
Premiums and annuity considerations
Direct	$460	$232
Ceded	(308)	(98)

Net premiums and annuity considerations	152	134
Reserve adjustments on reinsurance ceded	47	26
Net investment income	174	162
Service fees	277	262
Commissions and expense allowances on reinsuranceceded and other income	(38)	(26)

Total revenues	612	558

Benefits and expenses
Policyholder benefits	1,393	977
Net transfers from separate accounts	(1,148)	(711)
General insurance expenses	31	32
Commissions and other expenses	96	75

Total benefits and expenses	372	373

Income from operations before federal income taxes andrealized capital losses from investments	240	185
Federal income tax benefit (expense)	2	(10)

Income from operations, net of federalincome taxes and before net realized capital losses	242	175
Net realized capital losses, net of tax and transfers to IMR	(325)	(275)

Net loss	$(83)	$(100)

See notes to statutory basis financial statements.

B-3

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For theYears Ended December 31,
	2021	2020
Beginning of year balance	$527	$516
Adjustments to surplus
Net loss	(83)	(100)
Change in net unrealized capital gains, net of tax	66	2
Change in non-admitted assets	(1)	(17)
Change in net deferred taxes	22	36
Change in asset valuation reserve	(16)	(10)
Additional paid-in capital and contributed surplus	20	100
Change in reserve valuation basis	14	—

Net adjustments to surplus	22	11

End of year balance	$549	$527

See notes to statutory basis financial statements.

B-4

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2021	2020
Cash flows from operating activities
Net premiwns and annuity considerations	$156	$110
Investment income received	178	167
Service fees and other income received	235	235
Benefits and loss related payments	(1,431)	(931)
Net transfers from separate accmmts	1,176	706
Commissions, expenses and taxes paid	(114)	(93)
Federal income taxes paid	(12)	(14)
Other	—	25

Net cash provided by operating activities	188	205

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	505	431
Stocks	5	—
Derivatives, brokers and miscellaneous applications	10	119
Mortgage loans	40	20
Other invested assets	10	3

Proceeds from investments sold or matured	570	573

Cost of investments acquired:
Bonds	255	569
Stocks	5	—
Mortgage loans	45	29
Other invested assets	45	32
Derivatives, brokers and miscellaneous applications	305	410

Cost of investments acquired	655	1,040

Net increase/(decrease) in policy loans, net of repayments	2	(1)

Net cash used in investing activities	(87)	(466)

Cash flows from financing and miscellaneous activities
Capital and paid in swplus	20	100
Net deposits on deposit-type contracts and other insurance liabilities	(7)	(5)

Net cash provided by financing and miscellaneous activities	13	95

Net increase (decrease) in cash, cash equivalents and short-term investments	114	(166)
Cash, cash equivalents and short-term investments, beginning of year	25	191

Cash, cash equivalents and short-term investments, end of year	$139	$25

Non-cash Transactions
MODCO Reinsurance- operating activities	$(14)	$(14)
Exchange or Conversion of bonds	27	78

Total Non-cash Transactions	13	64

See notes to statutory basis financial statements.

B-5

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, variable life and term life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian, or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

The Guardian ultimately controls the following insurance entities:

•	Berkshire Life Insurance Company

•	Park Avenue Life Insurance Company

•	Family Service Life Insurance Company

•	Sentinel American Life Insurance Company

•	First Commonwealth Ltd. Health Services Corp.

•	First Commonwealth of Missouri

•	Commonwealth Insurance Company

•	First Commonwealth Limited Health Services Corp. of Michigan

•	Avesis Insurance Incorporated

•	Access Dental Plan of Nevada, Inc

•	Access Dental Plan of Utah, Inc

•	Premier Access Insurance Company

•	Managed DentalGuard, Inc, NJ

•	Managed DentalGuard, Inc, TX

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the

B-6

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NAIC and the Department as of December 31, 2021 and 2020. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) annuity and certain insurance premiums are recognized as premium income; 9) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 10) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates. The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $37 million and $36 million at December 31, 2021 and 2020, respectively), consisting principally of deferred tax assets, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

B-7

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs) and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is recorded directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2021 and 2020.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2021 and 2020, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2021 and 2020, respectively.

Contract and Policy Reserves:

The estimated fair value of contract holder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-8

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	1.50% to 4.10%
Group Universal Life	4.00% to 4.60%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	1.00% to 6.00%
Deferred Income Annuity, Fixed	1.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guaranteed base that increases by the greater of an annual effective growth rate of 5.00% or the contract anniversary account value. The 5.00% growth rate has a cap of 2.5 times the net premium payments received less adjusted partial withdrawals. This base can only be accessed in duration ten or later in the form of a payout annuity.

Valuation Manual, Section 21 (VM-21) of the NAIC Valuation Manual specifies the requirements for principle- based reserves (PBR) for variable annuity contracts. Effective January 1, 2020, VM-21 contains revisions to the previous framework, Actuarial Guideline XLIII. VM-21 provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The minimum reserves for all contracts is equal to the Stochastic Reserve plus an Additional Standard Projection Amount. The Stochastic Reserve is calculated using a principle based approach and company prudent estimate assumptions (except for prescribed asset defaults and spreads). It is calculated

B-9

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

as the average of the greatest present value of accumulated deficiencies in the worst 30% of scenarios. The interest and equity scenarios are based on an NAIC prescribed scenario generator. The Stochastic Reserve is determined in aggregate for all contracts. The Additional Standard Projection Amount is meant as a guardrail to capture outliers via prescribed assumptions. This method re-estimates reserves in the stochastic framework using prescribed assumptions.

Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. Key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, interest rates. At December 31, 2021, the Stochastic Reserve was the final reserve and there was no Additional Standard Projection Amount required.

The Company elected the 36-month phase in period for the change in reserves that occurred on January 1, 2020, from adoption of VM-21. During 2020, the Company recognized a decrease in reserve of $14 million which was included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities” in the Statutory Basis Balance Sheets. In 2021, the Company recognized a decrease in reserve of $14 million which was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in Capital and Surplus. The remaining decrease in reserve of $14 million will be recognized in 2022.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2021 and 2020, the Company had $418 million and $426 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $25 million and $25 million as of December 31, 2021 and 2020, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.

B-10

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

For the term life and Variable Universal Life (“VUL”) with secondary guarantees policies issued from January 1, 2020, the Company holds a reserve for the basic coverage in accordance with VM-20 of the NAIC valuation manual. VM-20 requires the reserve to be the greater of Net Premium Reserve (NPR), Deterministic Reserve (DR) and the Stochastic Reserve (SR). NPR is a formulaic reserve based on assumptions set by NAIC. The DR is calculated using a principle based approach and company prudent estimate assumptions. Since the Company passes the Stochastic Exclusion Test (SET), the SR is not computed. As of December 31,2021 and 2020, the VM-20 reserves are $32 million and $5 million respectively.

Deposit-type contracts also include payout annuity without life contingencies with reserves gross of reinsurance of $160 million and $135 million as of December 31, 2021 and 2020, respectively. These payout annuities include term certain annuitizations of deferred annuities, stand-alone single premium immediate and deferred income annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $43 million and $69 million and fees receivables of $55 million and $56 million as of December 31, 2021 and 2020, respectively.

B-11

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline

B-12

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3—INVESTMENTS (CONTINUED)

in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2021 and 2020. Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were twenty-three securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $4 million in investment income from prepayment penalties and acceleration fees as of December 31, 2021. There were nineteen securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $3 million in investment income from prepayment penalties and acceleration fees as of December 31, 2020.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were nine securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $4 million from prepayment penalties and acceleration fees as of December 31, 2021. There were no securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income from prepayment penalties and acceleration fees as of December 31, 2020.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2021 and 2020 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2021		Gains	(Losses)
		(In millions)
U.S. Government	$109	$—	$—	$109
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	1	—	5
Industrial and Miscellaneous	3,180	388	(7)	3,561
Hybrid	5	1	—	6

Total Bonds	$3,299	$390	$(7)	$3,682

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2020		Gains	(Losses)
		(In millions)
U.S. Government	$258	$1	$—	$259
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	2	—	6
Industrial and Miscellaneous	3,285	544	(3)	3,826
Hybrid	2	1	—	3

Total Bonds	$3,550	$548	$(3)	$4,095

B-13

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3—INVESTMENTS (CONTINUED)

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2021, approximately 3.32% of the portfolio was invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.01% of the portfolio at December 31, 2021.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2021
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$144	$145
Due after one year through five years	822	848
Due after five years through ten years	410	436
Due after ten years	1,710	2,027
Sinking fund bonds, mortgage-backed securities and asset-backed securities	213	226

Total	$3,299	$3,682

The net change in unrealized capital gains (losses) included in surplus for the years ended December 31, 2021 and 2020 are summarized as follows:

	2021	2020
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$30	$(9)
Private equity	54	11
Tax effect on unrealized capital losses gains	(18)	—

Total change in net unrealized capital gains, net of tax	$66	$2

Proceeds from sales of bonds amounted to $283 million and $317 million for the years ended December 31, 2021 and 2020, respectively. Gross gains of $6 million and $18 million and gross losses of $1 million and $21 million were realized on sales of bonds for the years ended December 31, 2021 and 2020, respectively. These amounts are pre-tax and pre-IMR. Bond maturities and all other cash dispositions including sales amounted to $505 million and $431 million for the years ended December 31, 2021 and 2020, respectively.

There were no bond modifications treated as troubled debt restructuring during 2021. During 2020, the Company had one private placement bond modification that was recorded as troubled debt restructuring. The Company recorded a $0.8 million realized loss. The carrying value of the bond was $2 million on December 31, 2020.

B-14

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3—INVESTMENTS (CONTINUED)

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2021	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$107	$—	$—	$—	$107	$—
Industrial and Miscellaneous	196	(4)	37	(3)	233	(7)

Total Bonds	303	(4)	37	(3)	340	(7)

Total Temporarily Impaired Securities	$303	$(4)	$37	$(3)	$340	$(7)

December 31, 2020	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$87	$—	$—	$—	$87	$—
Industrial and Miscellaneous	77	(2)	7	(1)	84	(3)

Total Bonds	164	(2)	7	(1)	171	(3)

Total Temporarily Impaired Securities	$164	$(2)	$7	$(1)	$171	$(3)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were thirty securities in an unrealized loss position for greater than 12 months with a book value of $40 million and a fair value of $37 million as of December 31, 2021. There were five securities in an unrealized loss position for greater than 12 months with a book value of $8 million and a fair value of $7 million as of December 31, 2020.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2021 and December 31, 2020, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans at December 31, 2021 or 2020.

The Company’s $595 million and $590 million investments in mortgage loans on real estate on December 31, 2021 and December 31, 2020, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts, $593 million and $584 million were mortgage loans in which the Company was a participant at December 31, 2021 and December 31, 2020, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2021 or December 31, 2020.

The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($141 million or 23.6% and $93 million or 15.7%) at December 31, 2021. The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($143 million or 24.2% and $89 million or

B-15

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3—INVESTMENTS (CONTINUED)

15.1%) at December 31, 2020. The Company estimated the fair value of mortgage loans on real estate to be $618 million and $625 million at December 31, 2021 and December 31, 2020, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, debt service coverage ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.30% and 3.70% originated during 2021. The maximum percentage of any single mortgage loan to the value of the security originated in 2021 was 68.17%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than 30 days past on December 31, 2021 and 2020, respectively.

There were no restructured mortgage loans as of December 31, 2021 or December 31, 2020.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2021 and 2020.

The following table set forth the credit quality indicators as of December 31, 2021 and December 31, 2020, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2021
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$116	$15	$9	$7	$—	$—	$147
50% - 59.99%	186	5	37	8	—	—	236
60% - 69.99%	127	24	14	33	14	—	212
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$429	$44	$60	$48	$14	$—	$595

B-16

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3—INVESTMENTS (CONTINUED)

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2020
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X1.	2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0%-49.99%	$150	$12	$4	$5	$—	$—	$171
50%-59.99%	183	18	40	10	—	—	251
60%-69.99%	100	15	25	28	—	—	168
70%-79.99%	—	—	—	—	—	—	—
80%-89.99%	—	—	—	—	—	—	—
90%-100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$433	$45	$69	$43	$—	$—	$590

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2021	2020
	(In millions)
Bonds	$129	$133
Mortgage loans	26	23
Policy loans	5	5
Other (mainly private equities)	22	8

Total gross investment income	182	169
Less: investment expenses	(8)	(7)

Net investment income	$174	$162

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2021	2020
	(In millions)
Bonds	$3	$(3)
Derivatives and other	(322)	(273)

Total net realized capital losses	(319)	(276)
Transfer from (to) IMR	(4)	1
Capital gain federal income tax expense	(2)	—

Net realized capital losses, net of tax andtransfers to IMR	$(325)	$(275)

The net realized capital loss amount above includes other-than-temporary impairment loss of $2 million and $1 million for the years ended December 31, 2021 and December 31, 2020, respectively. The impairment for 2021 and

2020 relates to one private placement security in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility.

B-17

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3—INVESTMENTS (CONTINUED)

Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the- counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2021 and 2020 were $74 million and $119 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

B-18

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 3- INVESTMENTS (CONTINUED)

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2021
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
				(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	588	—	—	23	(49)	—
Equity index futures	920	—	—	7	(273)	—

Taotal Derivatives	$1,508	$—	$—	$30	$(322)	$—

December 31, 2020
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	527	—	—	6	113	—
Equity index futures	1,412	—	—	(15)	(386)	—

Total Derivatives	$1,939	$—	$—	$(9)	$(273)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $107 million and $128 million at December 31, 2021 and 2020, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2021 and 2020, respectively, and pledged as collateral for futures trading of $103 million and $124 million in 2021 and 2020, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.75% and 0.90% of the Company’s total admitted assets at December 31, 2021 and 2020, respectively. There were no non-admitted restricted assets in 2021 and 2020.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2021 and 2020.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

B-19

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

The following tables summarize the Company’s financial instruments carrying amount and estimated fair value/NAV hierarchy levels for the period ending December 31, 2021 and December 31, 2020:

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	$109	3,444	$129	$3,682	—	$3,299
Mortgage Loans	—	—	618	618	—	595
Policy Loans	—	—	79	79	—	79
Surplus Notes investments	—	43	—	43	—	49
Cash, cash equivalents and short-term investments	(20)	159	—	139	—	139
Due and accrued investment income	—	35	—	35	—	35
Receivables for securities		7		7		7
Separate Account Assets	9,696	—	—	9,696	—	9,696

Total Assets	$9,785	$3,688	$826	$14,299	$—	$13,899

Liabilities
Deposit type contracts	$—	$—	$170	$170	$—	$160

Total Liabilities	$—	$—	$170	$170	$—	$160

B-20

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	$260	$3,707	$128	$4,095	$—	$3,550
Mortgage Loans	—	—	625	625	—	590
Policy Loans	—	—	77	77	—	77
Surplus Notes investments	—	50	—	50	—	43
Cash, cash equivalents and short-term investment	(28)	53	—	25	—	25
Due and accrued investment income	—	35	—	35	—	35
Receivables for securities		2		2		2
Separate Account Assets	9,711	—	—	9,711	—	9,711

Total Assets	$9,943	$3,847	$830	$14,620	$—	$14,033

Liabilities
Deposit type contracts	$—	$—	$144	$144	$—	$135

Total Liabilities	$—	$—	$144	$144	$—	$135

Bonds:

Estimated fair values for bonds, other than private placement securities are valued based on quoted prices from active markets when available (Level 1).

When the Company cannot obtain a quoted market price directly it relies on values provided by a third-party pricing vendor. This is the pricing source for the majority of the Company’s marketable securities. Prices received from a third-party vendor are generally considered to be Level 2.

Pricing vendors utilize pricing models developed for individual asset classes which incorporate available market data. These market inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two- sided markets, benchmark securities, bids, offers and reference data which include market research publications. The pricing vendor may obtain broker quotes for securities when sufficient information is not available to fully evaluate a security. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants.

Portfolio managers review the values assigned by the pricing vendor for reasonableness. In doing so, they compare the prices received from the pricing vendor to prices of similar securities, price ranges in that asset class or industry or prices from internally generated position reports. If there is a discrepancy with the price received from the vendor, the portfolio manager may communicate this difference to the pricing vendor and present the vendor with additional market data regarding that security in order to ensure the pricing vendor has sufficient information needed to accurately price the security. The pricing vendor will then independently validate and evaluate that data and determine if a price change is warranted.

In the rare instance when a portfolio manager finds a difference in his or her assessment of fair value and the vendor price, after performing the preceding procedures, the portfolio manager may request replacement of the vendor price by a supportable value that is believed to be more representative of the security price. Any replacement of the vendor price is subject to an internal approval process.

The fair values of private placement bonds are determined by using an internal pricing model or for a small amount of securities, assigned individual broker prices. There were five private placement bonds that were individually priced. These assigned individual prices are usually obtained from an external broker (“hand priced”) and are considered to be Level 3.

B-21

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The significant inputs used for the internal pricing model consist of (i) a broker supplied price matrix, (ii) treasury rates and (iii) credit ratings from certain nationally recognized securities rating organizations (“NRSRO”) (“external ratings”) or a credit rating assigned internally by the Company’s Private Placement Investment Management Group (“internal ratings”).

Private placement bonds with an applicable external credit rating of BB or above, for which the corresponding matrix price is used, are classified as Level 2. A private placement bond with an applicable external credit rating of below BB is classified as Level 3 due to the limited amount of market data available for these securities.

Bonds are carried at amortized cost unless they are rated 6 by the NAIC SVO in which case they are reported at the lower of amortized cost or fair value. There were no bonds rated 6 by the NAIC SVO and carried at fair value for December 2021 and 2020.

Mortgage Loans:

The estimated fair value of the mortgage loan portfolio is derived primarily using a loan value matrix using significant unobservable inputs. The inputs used in the matrix include (1) the weighted average cash flow and average term to maturity for each individual loan; (2) a base spread over the U.S. Treasury rate and (3) an internally computed credit rating that is used to derive the appropriate credit spread. Mortgage loans were carried at amortized cost on December 31, 2021 and December 31, 2020 and are classified as Level 3.

Policy Loans:

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value and are classified as Level 3.

Surplus Note Investments:

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash, cash equivalents and short-term investments:

See Note 2 for information regarding cash, cash equivalents and short-term investments include cash deposit balances, short-term commercial paper, and other highly liquid debt instruments. Cash amounts are classified as Level 1. All remaining cash equivalents and short-term investments are classified as Level 2.

Due and accrued investment income:

Due and accrued investment income is either investment income earned and legally due to be paid to the Company as of the reporting date or investment income earned as of the reporting date but not legally due to be paid to the Company until after the reporting date. The Company expects to receive these amounts shortly after they become due and is required to non-admit any balance that is over 90 days past due or charge it against income in the period that it is deemed uncollectible. Therefore, the Company considers these amounts short-term in nature and that the carrying value approximates fair value. This amount is classified as Level 2.

Receivables for securities

These receivables are amounts due from financial institutions for securities that were sold by the Company but the proceeds from the sale have not yet been received by the Company. Due to the short-term of the period in which the Company expects to receive these amounts it considers the carrying value of these balances to approximate fair value and are classified as Level 2.

B-22

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2021 and 2020, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at

December 31, 2021 and 2020:

December 31, 2021	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,696	$—	$—	$9,696	$—	$9,696

Total Assets at Fair Value	$9,696	$—	$—	$9,696		$9,696

December 31, 2020	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,711	$—	$—	$9,711	$—	$9,711

Total Assets at Fair Value	$9,711	$—	$—	$9,711	$—	$9,711

Deposit Type Contracts

For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued and are classified as Level 3.

B-23

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian and outside parties (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2021 and 2020 were as follows:

	2021
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$10	$10
Ordinary renewal	8	(11)
Group life renewal	—	—

	2020
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$10	$1
Ordinary renewal	(2)	(2)
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

B-24

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2021
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$140	$2	$142
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	140	2	142
Deferred Tax Assets Nonadmitted	30	—	30

Subtotal Net Admitted Deferred Tax Asset	110	2	112
Deferred Tax Liabilities (DTLs)	23	17	40

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$87	$(15)	$72

Description		December 31, 2020
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$131	$1	$132
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	131	1	132
Deferred Tax Assets Nonadmitted	29	—	29

Subtotal Net Admitted Deferred Tax Asset	102	1	103
Deferred Tax Liabilities	28	6	34

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$74	$(5)	$69

Description	Change
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$9	$1	$10
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	9	1	10
Deferred Tax Assets Nonadmitted	1	—	1

Subtotal Net Admitted Deferred Tax Asset	8	1	9
Deferred Tax Liabilities	(5)	11	6

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$13	$(10)	$3

A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

B-25

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101—Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2021 and 2020.

Description	December 31, 2021
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	71	—	71
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	78	—	78
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	n/a	n/a	71
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities	39	1	40

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$110	$2	$112

Description	December 31, 2020
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	69	—	69
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	73		73
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	69
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	33	1	34

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$102	$1	$103

B-26

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	2	—	2
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	5	—	5
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	2
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	6	—	6

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$8	$1	$9

	2021	2020
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	630%	546%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$547	$513
Impact of Tax Planning Strategies

Description	December 31, 2021
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentageof total.
(1) Adjusted Gross DTAs	$140	$2
(2) Percentage of adjusted gross DTA’s by tax characterattributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	110	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning	1%	0%

Description	December 31, 2020
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$131	$1
(2) Percentage of adjusted gross DTA’s by tax characterattributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	102	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	4%	0%

B-27

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$9	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	8	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-3%	0%
Does the Company’s tax-planning strategies include the use of reinsurance?	Yes	No X
All DTL were recognized as of December 31, 2021 and 2020.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2021	2020
	(In millions)
Federal income tax expense on operations	$—	$13
Prior year overaccrual	(1)	(1)
Foreign tax	(1)	(2)

Current federal operations income tax (income)/expense	(2)	10
Federal income tax expense (benefit) on capital gains/(losses)	2	—
Prior year underaccrual	1

Current federal capital gains income tax expense	3	—

Total current federal income tax expense	$1	$10

B-28

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 were as follows:

	2021	2020	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$73	$69	$4
GMWB Hedge	61	55	6
Policy acquisition costs	6	6	—
Other, (including items <5% of total ordinary tax assets)	—	1	(1)

Gross ordinary DTAs—(admitted and nonadmitted)	$140	$131	$9

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	30	29	1

Admitted ordinary DTAs	$110	$102	$8
Capital:
Investments	$2	$1	$1

Gross capital DTAs—(admitted and nonadmitted)	$2	$1	$1

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—
Admitted capital DTAs	2	1	1

Total admitted DTAs	$112	$103	$9

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	16	19	(3)
Section 481(a) adjustment	5	7	(2)
Other, (including items <5% of total ordinary tax assets)	1	1	—

Total Ordinary DTLs	$23	$28	$(5)

Capital:
Unrealized capital gains	15	4	11
Other	2	2	—

Capital DTL	17	6	11

Total DTL	$40	$34	$6

Net admitted DTAs	$72	$69	$3

The change in net deferred Federal income taxes is comprised of the following:

	2021	2020	Change
	(In millions)
Adjusted gross deferred tax assets	$142	$132	$10
Total deferred tax liabilities	40	34	6

Net deferred tax assets	$102	$98	4

Tax effect of unrealized capital gains			18

Change in net deferred federal income tax			$22

B-29

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2021, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2021 and 2020, the Company recognized approximately $0.01 million in interest and penalties, respectively. The Company has approximately $0.05 million and $0.04 million accrued for payment of interest and penalties as of December 31, 2021 and 2020, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Guardian files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed its examinations for tax year 2012 and 2014 in 2021, and tax year 2013 in 2020. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2015 through 2020 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2021	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$51
Net realized capital losses @ 21%	(68)

Provision calculated at statutory rate	$(17)	21%
Dividends received deduction	(6)	7%
Reserve Surplus Adjustment	3	-4%
Other	(1)	2%

Total	$(21)	26%

Total current federal income tax expense	$1	-1%
Change in net deferred federal income taxes benefit	(22)	27%

Total statutory income tax benefit	$(21)	26%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2021, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-30

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 6—INCOME TAXES (CONTINUED)

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2021	$—	$2	$2
2020	—	—	—
2019	—	1	1

Total	$—	$3	$3

As of December 31, 2021, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company entered into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable and fixed annuity contracts, group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $523 million and $476 million at December 31, 2021 and 2020, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company has an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

The effect of these reinsurance cession agreements, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2021			2020
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(26)	$(282)	$(308)	$(25)	$(73)	$(98)
Reserve adjustments on reinsurance ceded	47	—	47	26	—	26
Commissions and expense allowances on reinsurance ceded and other income	(63)	12	(51)	(40)	3	(37)

Total Revenues	(42)	(270)	(312)	(39)	(70)	(109)

Policyholder and contract benefits	(36)	(11)	(47)	(36)	(1)	(37)
Increase in aggregate reserves	(5)	(284)	(289)	(15)	(76)	(91)
General insurance expensese	—	2	2	—	1	1

Total expenses	(41)	(293)	(334)	(51)	(76)	(127)

Net gain (loss) on operations from reinsurance ceded	$(1)	23	22	12	6	18

B-31

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $42 million and $47 million in 2021 and 2020, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $7 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2021 and $6 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2020.

Assets Under Management:

PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2021, and 2020, approximately $5,531 million and $4,012 million or 57.04% or 41.32%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2021 and 2020, the Company received a total of $20 million and $100 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

Revenue Sharing Agreement:

The Company has a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the years ended December 31, 2021 and 2020, such revenue amounted to $12.4 million and $9.9 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2021 and 2020, there were no drawings on the line of credit. Interest expense and commitment fees of $0.5 million and $0.4 million in 2021 and 2020, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2021 and 2020, the Company paid commissions to PAS which amounted to $17 million and $15 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be

B-32

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2021, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2021 and 2020, the Company’s separate accounts statement included legally insulated assets of $9,696 million and $9,711 million, respectively, of which $3 million and $3 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2021 and 2020. Fees and expenses due or accrued to the Company’s general account were $98 million and $125 million as of December 31, 2021 and 2020, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $250 million and $238 million for the years ended December 31, 2021 and 2020, respectively.

The general account of the Company paid $1 million and $0 million towards separate accounts guarantees for the years ended December 31, 2021 and 2020, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

B-33

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company for the years ended December 31, 2021 and 2020 were as follows:

December 31, 2021	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$51	$51

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,528	$9,528
Market value/not subject to discretionary withdrawals	—	67	67

Total reserves for separate accounts	—	9,595	9,595

Charges for investment management administration and contract guarantees	—	56	56
Accrued expense allowances	—	43	43

Separate accounts liabilities	$—	$9,693	$9,693

December 31, 2021	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$35	$35

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,533	$9,533
Market value/not subject to discretionary withdrawals	—	50	50

Total reserves for separate accounts	—	9,583	9,583

Charges for investment management administration and contract guarantees	—	56	56
Accrued expense allowances	—	69	69

Separate accounts liabilities	$—	$9,708	$9,708

B-34

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2021	2020
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	51	35
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,448)	(984)

Net transfers from separate accounts	(1,397)	(949)

Reconciling Adjustments:
Mortality and expense guarantees—variable	133	120
Administrative fees—variable annuity	103	105
Cost of insurance	13	13

Total adjustments	249	238

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,148)	$(711)

B-35

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2021 and 2020 were as follows:

	As of December 31, 2021
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$351	$—	$—	$351	3%
b. At book value less current surrender charge of 5% or more	4	—	—	4	0%
c. At fair value	—	8,887	—	8,887	72%

d. Total with market value adjustment or at fair value (Total of a through c)	355	8,887	—	9,242	75%
e. At book value without adjustment (with minimal or no charge or adjustment)	622	—	—	622	5%
(2) Not subject to discretionary withdrawal	2,763	67	—	2,830	23%

(3) Total (gross: direct + assumed)	3,740	8,954	—	12,694	103%
(4) Reinsurance ceded	350	—	—	350	3%

(5) Total (net) (3)- (4)	$3,390	$8,954	$—	$12,344	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$—	$—	$—	$—
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	26%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	26%

e. At book value without adjustment (with minimal or no charge or adjustment)	32	—	—	32	74%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	32	11	—	43	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)- (4)	$32	$11	$—	$43	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	65	—	—	65	51%
(2) Not subject to discretionary withdrawal	95	—	—	95	74%

(3) Total (gross: direct + assumed)	160	—	—	160	125%
(4) Reinsurance ceded	32	—	—	32	25%

(5) Total (net) (3)- (4)	$128	$—	$—	$128	100%

Total annuity actuarial reserves and deposit liabilities:	$3,550	$8,965	$—	$12,515

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,550	$—	$—	3,550
Separate Accounts Annual Statement	—	8,965	—	8,965

Total annuity actuarial reserves and deposit liabilities:	$3,550	$8,965	$—	$12,515

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,953	—	8,953	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,953	—	8,958	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	664	—	—	664	6%
(2) Not subject to discretionary withdrawal	2,840	50	—	2,890	23%

(3) Total (gross: direct + assumed)	3,509	9,003	—	12,512	101%
(4) Reinsurance ceded	66	—	—	66	1%

(5) Total (net) (3)- (4)	$3,443	$9,003	$—	$12,446	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$2	$—	$—	$2
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	12	—	12	25%

d. Total with market value adjustment or at fair value (Total of a through c)	—	12	—	12	25%
e. At book value without adjustment (with minimal or no charge or adjustment)	35	—	—	35	75%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	35	12	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)- (4)	$35	$12	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%
d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	73	—	—	73	55%
(2) Not subject to discretionary withdrawal	63	—	—	63	47%

(3) Total (gross: direct + assumed)	136	—	—	136	102%
(4) Reinsurance ceded	3	—	—	3	2%

(5) Total (net) (3)- (4)	$133	$—	$—	$133	100%

Total annuity actuarial reserves and deposit liabilities:	$3,611	$9,015	$—	$12,626

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,611	$—	$—	$3,611
Separate Accounts Annual Statement	—	9,015	—	9,015

Total annuity actuarial reserves and deposit liabilities:	$3,611	$9,015	$—	$12,626

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31,2021 and 2020 were as follows:

	As of December 31, 2021			As of December 31, 2020
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In millions)				(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	12	12	12	11	11
(3) Universal Life with Secondary Guarantees	38	31	288	41	32	277
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	14	14	15	17	17	17
(9) Variable Universal Life	79	78	86	74	73	86
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	29	—	—	4
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	10	—	—	4
(4) Disability—Disabled Lives	—	—	1	—	—	1
(5) Miscellaneous Reserves	—	—	32	—	—	28

C. Total (gross: direct + assumed)	143	135	473	144	133	428
D. Reinsurance ceded	—	—	234	—	—	226

E. Total (net) (C)—(D)	$143	$135	$239	$144	$133	$202

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2021			As of December 31, 2020
	Separate Account - Nonguaranteed			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	—	—	—	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	173	173	173	161	161	161
(9) Variable Universal Life	459	456	456	409	407	407
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	—	—	—	—
(4) Disability—Disabled Lives	—	—	—	—	—	—
(5) Miscellaneous Reserves	—	—	—	—	—	—

C. Total (gross: direct + assumed)	632	629	629	570	568	568
D. Reinsurance ceded	—	—	—	—	—	—

E. Total (net) (C)—(D)	$632	$629	$629	$570	$568	$568

There were no Separate Account guaranteed for life actuarial reserves as of December 31, 2021 and 2020.

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $113 million and $110 million in 2021 and 2020, respectively.

NOTE 12—LITIGATION

The Company is engaged in various disputes, litigations, inquiries from governmental authorities and other proceedings arising out of the Company’s business. These matters could result in losses, monetary damages, fines, penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2021, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

B-39

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 12—LITIGATION (CONTINUED)

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2021, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2021, the maximum amount of dividends the Company could pay The Guardian in 2022 without prior approval from the state insurance regulatory authorities was $240 million.

The following reconciles the statutory net income (loss) of the Company as reported to the regulatory authorities to

GAAP net income (loss):

	2021	2020
	(In millions)
Statutory net loss	$(83)	(100)
Adjustments to reconcile to GAAP:
Change in deferred policy acquisition costs	44	(11)
Deferred premium	(11)	(10)
Future policy benefits	429	(359)
Reinsurance	(1)	7
Federal income tax (expense) benefit	(72)	113
Unrealized gain on investments	6	9
Transfer to interest maintenance reserve	4	(1)
Amortization of interest maintenance reserve	(3)	(2)

GAAP net income (loss)	$313	$(354)

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 13—FINANCIAL INFORMATION (CONTINUED)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to GAAP stockholder’s equity:

	2021	2020
	(In millions)
Statutory capital and surplus	$549	$527
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	583	531
Elimination of asset valuation reserve	71	54
Future policy benefits	(365)	(803)
Establishment of additional deferred federal income taxes	(77)	(1)
Unrealized gains on investments	389	550
Separate account accrued expense allowances	(43)	(69)
Other liabilities	(44)	(66)
Other, net	(4)	(1)

GAAP equity	$1,059	$724

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 25, 2022, the issuance of the financial statements to be subsequent events requiring disclosure.

Effective January 1, 2022, the Company entered into an agreement with PAIA whereby PAIA provides investment management of the Company’s general account assets. Prior to January 1, 2022, investment management of the Company’s general account assets was provided by The Guardian.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2021

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2021	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$860,870
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	127,871,733
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	26,285,301
Real estate	—
Contract loans	5,143,311
Cash, cash equivalents and short-term investments	20,502
Derivative instruments	—
Other invested assets	21,925,800
Aggregate write-ins for investment income	89,080

Total gross investment income	$182,196,597

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	594,809,836

Total mortgage loans	$594,809,836

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets- Statement Value	170,750,408	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2021

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2021	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$333,575,733
Over 1 year through 5 years	880,626,596
Over 5 years through 10 years	457,366,497
Over 10 years through 20 years	325,306,244
Over 20 years	1,460,958,254

Total by Maturity	$3,457,833,324

Bonds by Class—Statement Value
Class 1	$1,819,967,845
Class 2	1,552,799,751
Class 3	66,973,042
Class 4	18,092,686
Class 5	—
Class 6	—

Total by Class	$3,457,833,324

Total Bonds Publicly Traded	1,494,677,396
Total Bonds Privately Placed	325,290,449
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	—	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(19,638,090)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	38,347,288
Credit Life	—
Group Life	15,203
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	15,821	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	30,700,694
Credit Life	—
Group Life	144,180

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2021

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2021	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	179,821,549
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,044,333,029

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A& H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	42,765,310

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	159,719,697
Dividend Accumulations—Account Balance	—

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2021

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,510,500,953.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Abbvie Inc	Bonds	$33,360,413	0.7%
b.	Bristol-Myers Squibb Co	Bonds	$33,253,967	0.7%
c.	CVS Caremark Corp	Bonds	$32,202,037	0.7%
d.	Kroger Co	Bonds	$31,708,758	0.7%
e.	Mars Inc	Bonds	$31,250,979	0.7%
f.	Shell International Fin	Bonds	$29,777,333	0.7%
g.	Enterprise Products Oper	Bonds	$29,284,627	0.6%
h.	AIG	Bonds	$28,714,339	0.6%
i.	Amgen Inc	Bonds	$28,166,180	0.6%
j.	Exxon Mobil Corp	Bonds	$26,446,322	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,819,967,845	40.3%	P/RP-1	$—	0.0%
NAIC-2	$1,552,799,751	34.4%	P/RP-2	$—	0.0%
NAIC-3	$66,973,042	1.5%	P/RP-3	$—	0.0%
NAIC-4	$18,092,686	0.4%	P/RP-4	$—	0.0%
NAIC-5	$—	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$355,308,645	7.9%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$335,264,461	7.4%
Countries rated NAIC-2	$20,044,184	0.4%
Countries rated NAIC-3 or below	$—	0.0%

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2021

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$127,872,659	2.8%
Country: Netherlands	$61,392,820	1.4%
Countries rated NAIC-2:
Country: Mexico	$17,644,185	0.4%
Country: Turks & CAICOS	$2,399,999	0.1%
Countries rated NAIC-3 or below
Country:	$—	0.0%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$29,777,333	0.7%
2.	Vodafone Grp	2FE	$14,887,627	0.3%
3.	Astrazeneca	1FE, 2FE	$14,020,619	0.3%
4.	Siemens Financieringsmat	1FE	$12,593,670	0.3%
5.	Mitsubishi UFJ Fin Grp	1FE	$10,002,720	0.2%
6.	Reckitt Benckiser Tsy	1FE	$9,998,928	0.2%
7.	BP Capital Markets PLC	1FE	$8,531,428	0.2%
8.	Xlit LTD	2FE	$7,053,918	0.2%
9.	HSBC Holdings PLC	1FE, 2FE	$6,073,341	0.1%
10.	Lloyds TSB GR-AD	1FE	$5,956,387	0.1%

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2021

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.      Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated, privately placed equities	$200,436,205	4.4%
Largest three investments held in nonaffiliated, privately placed equities:
Battery Ventures	$16,468,400	0.4%
FirstMark Capital	$12,843,175	0.3%
Genstar Capital	$11,970,696	0.3%

Fund Manager	Total Invested	Diversified	Nondiversified
Battery Ventures	$16,468,400	$16,468,400	$—
FirstMark Capital	$12,843,175	$12,843,175	$—
Genstar Capital	$11,970,696	$11,970,696	$—
Felicis Ventures	$11,510,817	$11,510,817	$—
Foundry Group	$10,634,825	$10,634,825	$—
57 Stars	$8,493,616	$8,493,616	$—
Leonard Green & Partners	$7,845,192	$7,845,192	$—
Charles River Ventures	$6,529,316	$6,529,316	$—
Harvest Partners	$6,347,398	$6,347,398	$—
Investindustrial Advisors Limited	$6,330,269	$6,330,269	$—

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2021

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$28,175,000	0.6%
b.	Commercial	$26,200,000	0.6%
c.	Commercial	$19,270,000	0.4%
d.	Commercial	$18,500,000	0.4%
e.	Commercial	$15,000,000	0.3%
f.	Commercial	$15,000,000	0.3%
g.	Commercial	$14,977,654	0.3%
h.	Commercial	$14,742,803	0.3%
i.	Commercial	$14,000,000	0.3%
j.	Commercial	$13,229,053	0.3%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$581,559,837	12.9%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  { }

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2021

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$73,673,579	1.6%	$100,364,080	$88,845,016	$89,285,353
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2021

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$109,512,620	2.51%	$109,512,620	2.51%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	601,282	0.01%	601,282	0.01%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	4,058,506	0.09%	4,058,506	0.09%
Industrial and miscellaneous	3,144,595,858	72.07%	3,144,595,858	72.07%
Hybrid securities	5,064,401	0.12%	5,064,401	0.12%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	35,401,635	0.81%	35,401,635	0.81%

Total long-term bonds	3,299,234,302	75.61%	3,299,234,302	75.61%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	594,809,837	13.63%	594,809,837	13.63%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	594,809,837	13.63%	594,809,837	13.63%

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2021

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(19,638,090)	-0.45%	(19,638,090)	-0.45%
Cash equivalents	158,599,022	3.64%	158,599,022	3.64%
Short-term investments	—	0.00%	—	0.00%

Total cash, cash equivalents and short-term investments	138,960,932	3.19%	138,960,932	3.19%
Contract loans	79,113,250	1.81%	79,113,250	1.81%
Derivatives	—	0.00%	—	0.00%
Other Invested Assets (Schedule BA)	243,618,373	5.58%	243,618,373	5.58%
Receivables for securities	7,454,279	0.17%	7,454,279	0.17%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$4,363,190,973	100.00%	$4,363,190,973	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

Opinions

We have audited the accompanying statutory basis financial statements of The Guardian Insurance & Annuity Company, Inc. (the “Company”), which comprise the statutory basis balance sheets as of December 31, 2021 and 2020, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheets of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

B-52

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 25, 2022

B-53